UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2009 – December 31, 2009

Item 1.  Schedule of Investments.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

Shares	Security Description			Value

Long Positions - 71.7%
Equity Securities - 16.5%
Common Stock - 16.0%

Consumer Discretionary - 0.4%

73,480	Denny's Corp. (a)			$ 160,921
3,700	Ingles Markets, Inc., Class A			55,981
108,012	Titan International, Inc. (e)			875,977
				1,092,879

Consumer Staples - 1.7%

26,000	Global Cash Access Holdings, Inc. (a)			194,740
371,356	QLT, Inc. (a)			1,841,926
96,000	Sky City Entertainment Group, Ltd.			230,013
50,000	Stewart Enterprises, Inc., Class A			257,500
3,147	The Geo Group, Inc. (a)			68,856
317,500	Tigrent, Inc. (a)			206,375
70,000	Triple-S Management Corp., Class B (a)			1,232,000
				4,031,410

Energy - 5.6%

22,000	Canadian Oil Sands Trust			629,172
224,984	Energy Partners, Ltd. (a)			1,921,363
42,509	Exterran Holdings, Inc. (a)(e)			911,818
8,000	Exterran Partners LP			179,600
1,500	Hess Corp.			90,750
13,700	Matrix Service Co. (a)			145,905
3,100	Mitcham Industries, Inc. (a)			22,847
5,230,572	Primary Energy Recycling, Inc. (g)			4,151,049
70,000	SEACOR Holdings, Inc. (a)(e)			5,337,500
				13,390,004

Financial - 4.6%

11,324	Asset Managers Holdings Co., Ltd.			883,937
474,000	CapitalSource, Inc.			1,881,780
313,445	Coventree, Inc.			1,084,927
40,000	Cowen Group Inc, Class A (a)			236,800
3,800	Hilltop Holdings, Inc. (a)			44,232
137,541	MI Developments, Inc., Class A			1,689,003
6,750,000	Pacific Century Premium Developments, Ltd.			1,836,936
15,000	Sprott Resource Corporation			57,943
220,000	Walter Investment Management Corp.			3,152,600
				10,868,158

Industrial - 0.7%

95,000	Aircastle, Ltd.			935,750
10,900	Canfor Corp.			84,732
11,345	General Moly, Inc. (a)			23,598
11,100	Graham Corp.			229,770
16,443	L-1 Identity Solutions, Inc. (a)			123,158
1,000	Standex International Corp.			20,090
47,500	Timberwest Forest Corp.			197,112
				1,614,210

Information Technology - 0.1%

1,649	International Business Machines Corp.			215,854

Materials - 1.4%

19,500	Acadian Timber Income Fund			118,397
36,700	Andean Resources, Ltd.			84,219
17,500	Auex Ventures, Inc.			48,860
17,500	Barrick Gold Corp.			689,150
18,000	Cameco Corp.			579,060
9,500	Domtar Corp. (a)			526,395
6,595	IAMGOLD Corp.			103,146
41,400	KapStone Paper and Packaging Corp. (a)			407,790
4,000	Monsanto Co.			327,000
3,144	Newmont Mining Corp.			148,743
7,500	The Mosaic Co.			447,975
				3,480,735

Telecommunication Services - 1.5%

18,359	AOL, Inc. (a)			427,398
20,109	DIRECTV, Class A (a)			670,635
17,167	EchoStar Corp., Class A (a)			345,743
45,000	Liberty Media Corp. - Starz, Class A (a)			2,076,750
				3,520,526

Total Common Stock ( Cost $32,395,805)				38,213,776

Shares	Security Description	Rate		Value

Preferred Stock - 0.5%

Energy - 0.4%
13,600	McMoRan Exploration Co.	6.75%		926,704

Financials - 0.1%
5,525	Hilltop Holdings, Inc.	8.25		142,103

Total Preferred Stock ( Cost $888,539)				1,068,807

Total Equity Securities ( Cost $33,284,344)				39,282,583

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 31.4%

Asset Backed Obligations - 5.7%

978,716	Ahold Lease USA, Inc., Series 2001 (e)(f)	8.62	01/02/25	1,086,696
50,000	American Airlines Pass Through Trust 2009-1A	10.38	07/02/19	55,500
20,000	American Airlines Pass Through Trust, Series 2001-02	7.86	10/01/11	20,000
48,650	American Airlines Pass Through Trust, Series 2003-01 (e)	3.86	07/09/10	46,974
115,000	Astoria Depositor Corp. (b)	8.14	05/01/21	102,422
157,164	Banc of America Funding Corp. , Series 2007-8 2A1	7.00	10/25/37	120,616
133,224	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (c)	4.00	05/25/35	83,684
125,000	Carrington Mortgage Loan Trust, Series 2007-FRE1 A3 (c)	0.49	02/25/37	41,401
400,000	Centex Home Equity, Series 2006-A AV4 (c)	0.48	06/25/36	195,237
89,872	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (c)	5.88	07/25/37	65,778
500,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (c)	0.43	01/25/37	187,365
457,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (c)	0.41	03/25/37	179,049
495,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (c)	1.53	07/25/37	176,920
105,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4	5.32	12/11/49	91,357
86,912	Citimortgage Alternative Loan Trust, Series 2007-A1 1A7	6.00	01/25/37	63,751
205,000	Commercial Mortgage Loan Trust, Series 2008-LS1 A4B (c)	6.02	12/10/49	179,594
82,808	Conseco Finance, Series 2001-D A5 (c)	6.19	11/15/32	77,892
50,000	Continental Airlines, Inc.	9.00	07/08/16	53,500
70,000	Continental Airlines, Inc., Series 2007	5.98	04/19/22	67,550
192,364	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (c)	2.50	08/25/46	95,559
81,821	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (c)	0.32	04/25/47	70,287
300,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (c)	0.35	06/25/47	192,740
241,153	Countrywide Asset-Backed Certificates, Series 2007-13 2A2 (c)	1.03	10/25/47	154,656
300,000	Countrywide Asset-Backed Certificates, Series 2007-4 A2	5.53	09/25/37	264,434
80,000	Countrywide Asset-Backed Certificates, Series 2007-5 2A2 (c)	0.40	09/25/47	53,327
75,000	Countrywide Asset-Backed Certificates, Series 2007-7 2A2 (c)	0.39	10/25/47	47,543
177,324	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (c)	3.97	04/20/35	119,692
79,148	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (c)	5.51	06/25/47	55,759
270,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3	5.47	09/15/39	231,907
160,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3	5.31	12/15/39	133,863
350,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (c)	0.38	05/25/36	148,834
250,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (c)	0.34	10/25/36	150,313
993,200	CVS Pass-Through Trust (b)(e)	8.35	07/10/31	1,095,619
120,000	CW Capital Cobalt, Ltd., Series 2006-C1 A4	5.22	08/15/48	104,915
50,000	Delta Air Lines, Inc., Series 2000-A2	7.57	11/18/10	50,500
191,936	Deutsche ALT-A Securities Inc Alternate Loan Trust, Series 2007-OA2 A1 (c)	1.00	04/25/47	104,141
10,204	Dynegy Roseton/Danskammer Pass Through Trust, Series A	7.27	11/08/10	10,191
65,000	Dynegy Roseton/Danskammer Pass Through Trust Series B	7.67	11/08/16	62,725
300,000	Ellington Loan Acquisition Trust, Series 2007-1 A2C (b)(c)	1.48	05/29/37	111,659
300,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (c)	0.42	04/25/37	127,226
450,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (c)	0.38	08/25/36	193,587
23,536	FPL Energy National Wind Portfolio, LLC (b)	6.13	03/25/19	22,359
15,870	FPL Energy Wind Funding, LLC (b)	6.88	06/27/17	15,473
55,487	Green Tree Home Improvement Loan Trust, Series 1997-E HEB1	7.53	01/15/29	51,016
110,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (c)	5.92	07/10/38	100,543
180,000	GSAA Trust, Series 2005-7 AF3 (c)	4.75	05/25/35	139,064
400,000	GSAMP Trust, Series 2007-FM2 A2B (c)	0.32	01/25/37	151,721
210,018	Harborview Mortgage Loan Trust, Series 2007-5 A1A (c)	0.42	09/19/37	109,284
44,610	HFC Home Equity Loan Asset Backed Certificates, Series 2006-1 A1 (c)	0.39	01/20/36	38,975
300,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M2 (c)	0.71	03/20/36	133,021
75,109	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 APT (c)	1.43	11/20/36	63,974
110,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 M1 (c)	2.48	11/20/36	56,435
120,000	Indiantown Cogeneration LP	9.77	12/15/20	118,079
124,562	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (c)	5.94	08/25/36	67,702
400,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (c)	0.55	04/25/47	170,931
122,780	JetBlue Airways Pass Through Trust, Series 2004-2 G-1 (c)	0.65	08/15/16	94,541
165,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (c)	6.30	09/25/36	77,670
120,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (c)	6.05	11/25/36	68,967
160,000	JP Morgan Chase Commercial Mortgage Securities Corp. , Series 2007-CB18 A4	5.44	06/12/47	139,756
105,000	JP Morgan Chase Commercial Mortgage Securities Corp. , Series 2007-CB19 A4 (c)	5.75	02/12/49	92,129
210,000	JP Morgan Chase Commercial Mortgage Securities Corp. , Series 2007-LD12 A4 (c)	5.88	02/15/51	182,371
110,000	JP Morgan Chase Commercial Mortgage Securities Corp. , Series 2007-LDPX A3	5.42	01/15/49	93,058
265,000	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A4 (c)	0.37	07/25/36	162,335
350,000	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (c)	0.53	01/25/36	118,172
300,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1 AV4 (c)	0.36	10/25/36	181,780
360,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)	0.44	03/25/37	140,876
200,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A3 (c)	0.34	05/25/37	85,550
138,550	Lehman XS Trust, Series 2006-14N 3A2 (c)	0.35	08/25/36	58,926
144,521	Lehman XS Trust, Series 2007-16N 2A2 (c)	1.08	09/25/47	79,119
500,000	Mastr Asset Backed Securities Trust, Series 2006-AM3 A4 (c)	0.47	10/25/36	157,776
350,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (c)	0.41	06/25/37	132,862
115,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (c)	5.17	12/12/49	101,899
230,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7 A4 (c)	5.75	06/12/50	193,386
174,214	Mid-State Trust, Series 2006-1 A (b)	5.79	10/15/40	174,178
83,480	Midwest Generation, LLC	8.56	01/02/16	84,315
655,000	Morgan Stanley ABS Capital I, Series 2006-HE1 A4 (c)	0.52	01/25/36	248,113
365,000	Morgan Stanley ABS Capital I, Series 2006-HE3 A2D (c)	0.48	04/25/36	119,001
400,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (c)	0.52	02/25/36	148,339
200,000	Morgan Stanley ABS Capital I, Series 2007-HE2 A2B (c)	0.32	01/25/37	81,238
110,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	94,004
200,000	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3	6.42	08/25/36	115,388
80,000	Nationstar Home Equity Loan Trust, Series 2006-B AV3 (c)	0.40	09/25/36	47,898
220,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (c)	0.51	09/25/36	92,324
125,000	Nationstar Home Equity Loan Trust, Series 2007-A AV4 (c)	0.46	03/25/37	54,749
197,600	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (c)	0.57	04/25/37	62,171
243,242	Option One Mortgage Loan Trust, Series 2006-3 2A2 (c)	0.33	02/25/37	149,735
380,000	Option One Mortgage Loan Trust, Series 2007-4 2A3 (c)	0.47	04/25/37	124,084
375,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (c)	0.41	07/25/37	133,543
82,000	Prudential Holdings, LLC (b)	8.70	12/18/23	87,961
84,349	Reliant Energy Mid-Atlantic Power Holdings, LLC	9.24	07/02/17	87,934
100,000	Saxon Asset Securities Trust, Series 2005-2 M1 (c)	0.65	10/25/35	68,246
320,000	Saxon Asset Securities Trust, Series 2006-3 A3 (c)	0.40	10/25/46	138,343
225,690	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR2 A2 (c)	0.46	02/25/37	100,025
500,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (c)	0.38	12/25/36	193,143
250,000	Soundview Home Equity Loan Trust, Series 2006-WF2 A2C (c)	0.37	12/25/36	160,011
222,316	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (c)	0.43	10/25/36	116,815
175,855	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (c)	0.42	09/25/47	92,576
120,000	Structured Asset Securities Corp. , Series 2007-BC3 2A2 (c)	0.37	05/25/47	65,047
98,527	Thornburg Mortgage Securities Trust, Series 2007-3 3A1 (c)	0.45	06/25/47	78,098
3,205	UAL Pass Through Trust Series 2000-2	7.03	10/01/10	3,205
3,032	UAL Pass Through Trust Series 2000-2	7.19	04/01/11	3,024
90,000	United Air Lines, Inc., Series 2009	10.40	11/01/16	94,837
158,883	WaMu Mortgage Pass Through Certificates, Series 2004-AR6 A (c)	0.67	05/25/44	93,759
103,493	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (c)	5.46	04/25/37	72,487
192,588	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (c)	1.35	07/25/47	98,414
92,754	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (c)	0.78	05/25/35	51,144
128,593	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (c)	0.73	06/25/35	78,971
140,877	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	87,601
184,952	Wells Fargo Home Equity Trust, Series 2006-3 A2 (c)	0.38	01/25/37	124,922

Total Asset Backed Obligations (Cost $11,648,417)				13,500,156

Corporate Convertible Bonds - 3.8%

Consumer Staples - 0.4%

1,250,000	Stewart Enterprises, Inc. (e)	3.38	07/15/16	1,048,438

Financial - 1.4%

1,250,000	AngloGold Ashanti Holdings Finance PLC (b)(e)	3.50	05/22/14	1,418,750
3,700,000	CompuCredit Holdings Corp.	3.63	05/30/25	1,387,500
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	286,250
350,000	Hilltop Holdings, Inc.	7.50	08/15/25	383,250
				3,475,750

Industrial - 1.3%

500,000	AGCO Corp. (e)	1.25	12/15/36	526,875
2,700,000	Ambassadors International, Inc.	3.75	04/15/27	1,343,250
1,000,000	Goldcorp, Inc. (b)(e)	2.00	08/01/14	1,153,750
				3,023,875

Materials - 0.7%
1,500,000	Kinross Gold Corp. (e)	1.75	03/15/28	1,569,375

Total Corporate Convertible Bonds (Cost $7,056,539)				9,117,438

Corporate Non-Convertible Bonds - 9.9%

Consumer Discretionary - 4.1%

50,000	Delta Air Lines, Inc.	7.11	09/18/11	50,438
90,000	Delta Air Lines, Inc. (b)	9.50	09/15/14	93,937
225,000	Dillard's, Inc.	7.88	01/01/23	177,750
225,000	Dillard's, Inc.	7.75	05/15/27	171,000
385,000	Invista (b)	9.25	05/01/12	392,700
130,000	New Albertsons, Inc.	7.75	06/15/26	117,000
1,760,000	New Albertsons, Inc. (e)	6.63	06/01/28	1,348,600
35,000	PHI, Inc.	7.13	04/15/13	33,994
1,650,000	Phillips-Van Heusen Corp. (e)	8.13	05/01/13	1,691,250
1,750,000	Royal Caribbean Cruises, Ltd. (e)	7.50	10/15/27	1,450,312
1,000,000	Tenneco, Inc. (e)	10.25	07/15/13	1,038,750
655,000	Titan International, Inc.(e)	8.00	01/15/12	645,175
1,000,000	Vector Group, Ltd. (e)	11.00	08/15/15	1,015,000
1,475,000	Warnaco, Inc. (e)	8.88	06/15/13	1,517,406
				9,743,312

Consumer Staples - 1.3%

300,000	Clorox Co.	4.20	01/15/10	300,408
208,000	NBTY, Inc.	7.13	10/01/15	209,560
10,000	Service Corp International	7.88	02/01/13	9,800
595,000	Service Corp International (e)	7.50	04/01/27	532,525
2,000,000	The Hertz Corp. (e)	8.88	01/01/14	2,055,000
				3,107,293

Energy - 0.7%

60,000	Atlas Energy Operating Co., LLC	12.13	08/01/17	68,400
50,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	52,204
50,000	CenterPoint Energy Resources Corp., Series MTN	6.00	05/15/18	51,424
60,000	Chesapeake Energy Corp.	7.00	08/15/14	61,050
100,000	Continental Resources, Inc. (b)	8.25	10/01/19	105,500
191,000	Encore Acquisition Co.	6.25	04/15/14	191,955
700,000	SEACOR Holdings, Inc. (e)	7.38	10/01/19	709,862
100,000	Tesoro Corp.	6.50	06/01/17	93,500
50,000	The Williams Cos., Inc.	8.75	01/15/20	59,752
25,000	The Williams Cos., Inc.	7.88	09/01/21	28,732
30,000	Valero Energy Corp.	9.38	03/15/19	35,739
50,000	Valero Energy Corp.	7.50	04/15/32	51,560
15,000	Valero Energy Corp.	10.50	03/15/39	19,324
				1,529,002

Financial - 1.3%

30,000	Capital One Capital V	10.25	08/15/39	34,965
200,000	Chase Capital II, Series B (c)	0.78	02/01/27	143,077
185,000	Chase Capital III, Series C (c)	0.81	03/01/27	132,143
140,000	Citigroup, Inc. (c)	1.03	12/09/11	142,344
75,000	Citigroup, Inc. (c)(e)	0.56	11/05/14	67,742
80,000	Citigroup, Inc.	8.50	05/22/19	92,534
100,000	Citigroup, Inc. (c)	0.81	08/25/36	56,526
90,000	City National Capital Trust I	9.63	02/01/40	95,835
155,000	Credit Suisse Guernsey, Ltd., Series 1 (c)	0.96	05/29/49	103,269
55,000	Discover Financial Services	10.25	07/15/19	64,417
60,000	Duke Realty LP	7.38	02/15/15	63,342
50,000	ERP Operating LP	5.20	04/01/13	51,366
80,000	General Electric Capital Corp. (c)	0.51	09/15/14	75,563
16,000	General Electric Capital Corp.	5.63	05/01/18	16,423
100,000	General Electric Capital Corp. (c)	0.66	05/05/26	84,721
80,000	General Electric Capital Corp.	6.88	01/10/39	82,878
60,000	GMAC, Inc. (b)	7.25	03/02/11	60,000
140,000	JP Morgan Chase Capital XXI, Series U (c)	1.23	02/02/37	96,705
440,000	MBNA Capital, Series B (c)	1.08	02/01/27	301,280
50,000	Morgan Stanley	6.60	04/01/12	54,428
175,000	Morgan Stanley (c)	0.60	06/20/12	176,864
125,000	Morgan Stanley (c)	0.76	10/15/15	117,387
110,000	Nationsbank Capital Trust III (c)	0.83	01/15/27	76,812
175,000	Nationwide Mutual Insurance Co. (b)(c)	5.81	12/15/24	138,390
62,000	Raymond James Financial, Inc.	8.60	08/15/19	67,186
60,000	Simon Property Group LP	5.38	06/01/11	62,305
165,000	The Goldman Sachs Group, Inc. (c)	1.03	12/05/11	167,779
30,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	32,115
58,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	67,731
20,000	The Goldman Sachs Group, Inc., Series MTN (c)	0.68	07/22/15	17,786
100,000	Wachovia Corp. (c)	0.62	10/28/15	88,824
100,000	WEA Finance, LLC (b)	7.50	06/02/14	112,636
55,000	Westfield Capital Corp. (b)	4.38	11/15/10	56,524
175,000	ZFS Finance USA Trust I (b)(c)	6.15	12/15/65	161,000
				3,162,897

Healthcare - 0.0%

65,000	HCA, Inc. (b)	8.50	04/15/19	70,362

Industrial - 0.3%

265,000	Bristow Group, Inc.	6.13	06/15/13	263,013
85,000	Bristow Group, Inc.	7.50	09/15/17	84,575
148,000	Mueller Industries, Inc.	6.00	11/01/14	141,525
155,000	Silgan Holdings, Inc.	7.25	08/15/16	160,038
				649,151

Materials - 0.5%

1,000,000	Allegheny Ludlum Corp. (e)	6.95	12/15/25	908,120
338,000	Westlake Chemical Corp. (e)	6.63	01/15/16	324,902
				1,233,022

Telecommunication Services - 1.0%

25,000	Cellco Partnership/Verizon Wireless Capital, LLC	8.50	11/15/18	31,060
695,000	Freeport-McMoRan Corp. (e)	9.50	06/01/31	787,960
1,000,000	Freeport-McMoRan Corp. (e)	6.13	03/15/34	781,638
500,000	MasTec, Inc. (e)	7.63	02/01/17	483,125
96,000	Millicom International Cellular SA	10.00	12/01/13	99,840
50,000	Qwest Communications International, Inc.	7.25	02/15/11	50,500
60,000	Qwest Corp.	7.88	09/01/11	63,150
50,000	Sprint Nextel Corp. (c)	0.65	06/28/10	49,218
50,000	Time Warner Cable, Inc.	8.25	04/01/19	59,655
				2,406,146

Telecommunications - 0.3%
645,000	COX Communications, Inc.	4.63	01/15/10	645,844

Utilities - 0.4%

110,000	Edison Mission Energy	7.00	05/15/17	87,450
170,000	KCP&L Greater Missouri Operations Co.	11.88	07/01/12	196,961
25,000	KCP&L Greater Missouri Operations Co.	8.27	11/15/21	25,377
100,000	Mirant Americas Generation, LLC	9.13	05/01/31	90,500
85,000	Nisource Finance Corp.	10.75	03/15/16	104,859
55,000	NRG Energy, Inc.	7.25	02/01/14	55,825
50,000	PNM Resources, Inc.	9.25	05/15/15	52,812
100,000	Sabine Pass LNG LP	7.25	11/30/13	91,250
160,000	Southern Union Co. (c)	7.20	11/01/66	137,600
40,000	Texas-New Mexico Power Co. (b)	9.50	04/01/19	49,272
89,000	The AES Corp. (b)	8.75	05/15/13	91,670
				983,576

Total Corporate Non-Convertible Bonds ( Cost $22,015,665)				23,530,605

Foreign Bonds - 0.3%

225,000	Cie Generale de Geophysique-Veritas	7.75	05/15/17	224,437
500,000	Woodside Finance, Ltd. (b)(e)	5.00	11/15/13	511,974
Total Foreign Bonds (Cost $678,749)				736,411

U.S. Government and Agency Obligations - 11.7%

Agency - 3.4%

175,000	FHLB (f)	0.50	03/30/11	175,110
265,000	FHLB (f)	0.75	10/05/11	265,755
3,750,000	FHLMC (e)	1.63	04/26/11	3,791,576
3,750,000	FNMA (e)	1.88	04/20/12	3,791,175
				8,023,616

Discount Note - 0.1%

220,000	FHLB Discount Note (d)	0.00	02/19/10	219,991

Interest-Only Bond - 0.0%
392,763	GNMA, Series 2007-78 SG (c)	6.31	12/20/37	24,908

U.S. Treasury Securities - 8.2%

305,000	U.S. Treasury Bill (e)	0.08	01/07/10	304,999
5,000,000	U.S. Treasury Bill (e)	0.04	01/28/10	5,000,012
5,000,000	U.S. Treasury Bill (e)	0.03	03/18/10	4,999,595
3,750,000	U.S. Treasury Bill	0.14-0.25	04/08/10	3,749,314
300,000	U.S. Treasury Bill (e)	0.14	04/22/10	299,937
300,000	U.S. Treasury Bill (e)	0.16	04/29/10	299,926
5,000,000	U.S. Treasury Note	6.25	12/31/14	4,987,115
				19,640,898

Total U.S. Government and Agency Obligations ( Cost $27,867,839)				27,909,413

Total Fixed Income Securities ( Cost $69,267,209)				74,794,023

Shares	Security Description			Value

Investment Companies - 8.1%

6,000	Central GoldTrust (a)			266,520
1,325	CurrencyShares Australian Dollar Trust			119,343
8,550	Energy Select Sector SPDR Fund			487,435
7,720	iPath MSCI India Index ETF (a)			494,543
1,260	iShares Barclays 1-3 Year Treasury Bond Fund			104,517
1,215	iShares Barclays TIPS Bond Fund			126,239
6,700	iShares MSCI Brazil Index Fund			499,887
36,710	iShares MSCI Canada Index Fund			966,574
8,890	iShares MSCI EAFE Index Fund			491,617
116,930	iShares MSCI Emerging Markets Index Fund			4,852,595
31,730	iShares MSCI Hong Kong Index Fund			496,892
9,810	iShares MSCI Mexico Investable Market Index Fund			479,415
12,100	iShares MSCI Pacific ex-Japan Index Fund			500,577
10,450	iShares MSCI South Korea Index Fund			497,838
39,120	iShares MSCI Taiwan Index Fund			507,386
7,800	iShares Russell 2000 Index Fund			485,628
18,500	iShares Silver Trust (a)			306,545
12,771	Market Vectors - Gold Miners ETF			590,148
40,600	PowerShares DB Commodity Index Tracking Fund (a)			999,572
12,550	SPDR Barclays Capital High Yield Bond ETF			488,070
28,445	SPDR Gold Trust (a)(e)			3,052,433
63,830	Vanguard Emerging Markets ETF			2,617,030

Total Investment Companies ( Cost $18,854,246)				19,430,804

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 15.3%

Bankers Acceptance Note - 0.4%
1,015,000	Bank of America NA	0.15	01/28/10	1,014,882

Commercial Paper (d) - 14.9%

2,250,000	Aetna, Inc.	0.30-0.35	01/07/10	2,249,877
1,500,000	Autozone, Inc.	0.35	01/08/10	1,499,898
500,000	Baltimore Gas & Electric	0.33	01/04/10	499,986
2,300,000	BMW US Capital LLC	0.30-0.35	01/19/10	2,299,610
315,000	BNP Paribas Finance, Inc.	0.13	02/05/10	314,960
1,500,000	Carnival Corporation	0.30	01/04/10	1,499,963
1,000,000	Carnival Corporation (e)	0.32	02/02/10	999,716
1,000,000	Devon Energy Corp.	0.22	01/21/10	999,878
1,700,000	Dow Chemical Co. (e)	1.40-1.45	01/05/10	1,699,730
612,000	Duke Energy Corporation	0.29	01/15/10	611,931
1,000,000	Duke Energy Corporation (e)	0.29	01/22/10	999,831
1,000,000	Elsevier Finance SA	0.32	01/05/10	999,964
1,000,000	Elsevier Finance SA	0.35	01/14/10	999,874
1,000,000	FMC Technologies, Inc.	0.30	02/01/10	999,742
500,000	GATX Corp.	0.45	01/14/10	499,919
1,000,000	Heinz (HJ) Finance Co. (e)	0.30	01/21/10	999,833
1,000,000	IDACORP, Inc.	0.30	01/25/10	999,800
650,000	JPMorgan Chase & Co.	0.25	02/12/10	649,810
250,000	Kraft Foods, Inc.	0.41	01/19/10	249,949
450,000	Michigan Consolidated Gas Co.	0.65	01/08/10	449,943
1,500,000	Oneok, Inc.	0.28	01/12/10	1,499,872
1,960,000	Public Service Co. of North Carolina, Inc.	0.28-0.29	01/14/10	1,959,798
1,000,000	Public Service Enterprise Group	0.28	01/25/10	999,813
750,000	Public Service Enterprise Group	0.27	01/26/10	749,859
310,000	Rabobank USA Financial Corp.	0.13	02/04/10	309,962
1,750,000	Sabmiller, PLC	0.22	01/08/10	1,749,925
350,000	Time Warner Cable, Inc.	0.40	01/14/10	349,949
1,100,000	Time Warner Cable, Inc.	0.40	01/28/10	1,099,670
1,244,000	Virginia Electric and Power Co.	0.30	01/13/10	1,243,876
1,000,000	Volkswagen of America, Inc.	0.28	01/13/10	999,907
850,000	Volkswagen of America, Inc.	0.32	01/19/10	849,864
1,500,000	Vulcan Materials Co.	0.29	01/12/10	1,499,867
1,539,000	XTO Energy, Inc. (e)	0.28	01/13/10	1,538,856

Total Commercial Paper				35,375,432

Total Short-Term Investments (Cost $36,390,314)				36,390,314

Contracts	Security Description	Strike Price	Expiration Date	Value

Purchased Options - 0.4%

Call Options Purchased - 0.1%

58	Market Vectors - Gold Miners ETF	$ 50	03/10	13,224
20	Monsanto Co.	90	04/10	4,000
25	Monsanto Co.	100	01/11	10,500
175	SPDR Gold Trust	120	01/11	151,200
45	SPDR Gold Trust	150	01/11	16,200
63	SPDR Gold Trust	114	03/10	14,805
10	SEACOR Holdings, Inc.	80	01/10	400
Total Call Options Purchased (Cost $211,769)				210,329

Put Options Purchased - 0.3%

25	Amazon.com, Inc.	85.00	04/10	2,375
20	Anadarko Petroleum Corp.	60.00	05/10	9,200
4	Collective Brands, Inc.	17.50	01/10	12
50	Collective Brands, Inc.	17.50	03/10	1,250
20	Dillard's, Inc.	10.00	01/10	60
50	Dillard's, Inc.	12.50	01/10	150
50	Dillard's, Inc.	12.50	05/10	2,250
200	Freeport-McMoRan Copper & Gold, Inc.	70.00	05/10	82,000
50	Freeport-McMoRan Copper & Gold, Inc.	80.00	05/10	40,000
5	Google, Inc.	430.00	01/10	38
53	iShares Barclays 1-3 Year Treasury Bond Fund	82.00	03/10	1,060
200	iShares Barclays 1-3 Year Treasury Bond Fund	83.00	03/10	10,500
25	iShares FTSE/Xinhua China 25 Index Fund	38.00	01/10	175
170	iShares Russell 2000 Index Fund	56.00	02/10	12,580
325	iShares Russell 2000 Index Fund	54.00	03/10	33,475
40	iShares Russell 2000 Index Fund	58.00	03/10	6,800
640	iShares Russell 2000 Index Fund	56.00	05/10	134,400
20	iShares Russell 2000 Index Fund	55.00	01/11	9,500
5	ITT Educational Services, Inc.	95.00	01/10	925
60	Jo-Ann Stores, Inc.	25.00	01/10	180
60	Jo-Ann Stores, Inc.	30.00	04/10	6,900
95	Oil Services Holders Trust	110.00	04/10	43,700
200	Oil Services Holders Trust	115.00	04/10	127,500
210	Powershares QQQ	40.00	06/10	21,840
50	Royal Caribbean Cruises, Ltd.	15.00	01/10	150
50	Royal Caribbean Cruises, Ltd.	17.50	01/10	250
100	Royal Caribbean Cruises, Ltd.	22.50	01/10	1,000
100	Royal Caribbean Cruises, Ltd.	17.50	03/10	2,500
72	Royal Caribbean Cruises, Ltd.	20.00	03/10	4,320
350	SPDR KBW Regional Banking ETF	20.00	06/10	45,500
100	SPDR S&P Retail ETF	29.00	01/10	200
20	SPDR S&P Retail ETF	30.00	01/10	50
190	SPDR S&P Retail ETF	30.00	03/10	6,650
150	SPDR S&P Retail ETF	32.00	03/10	11,325
200	SPDR S&P Retail ETF	33.00	03/10	18,400
100	Teck Resources, Ltd.	28.00	05/10	13,000
100	The Dow Chemical Co.	22.00	03/10	3,600
250	Wells Fargo & Co	26.00	04/10	42,750
100	Wells Fargo & Co	28.00	04/10	26,500
Total Put Options Purchased ( Cost $1,518,847)				723,065

Total Purchased Options ( Cost $1,730,616)				933,394

Total Long Positions ( Cost $159,526,729)				170,831,118

Total Long Positions - 71.7% ( Cost $159,526,729)				$ 170,831,118
Total Short Positions - (12.3)% ( Cost $ (28,186,204))				(29,183,877)
Total Written Options - 0.0% ( Cost $ (129,891))				(37,015)
Other Assets & Liabilities, Net 40.6%				96,576,381
Net Assets - 100.00%				$ 238,186,607

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2009 (unaudited)

Shares	Security Description			Value

Short Positions - (12.3) %
Common Stock - (4.3) %
Consumer Discretionary - (2.3) %

(22,100)	American Axle & Manufacturing Holdings, Inc.			$ (177,242)
(30,000)	ArvinMeritor, Inc.			(335,400)
(20,000)	Asbury Automotive Group, Inc.			(230,600)
(17,000)	AutoNation, Inc.			(325,550)
(20,577)	Collective Brands, Inc. (h)			(468,538)
(13,000)	Cracker Barrel Old Country Store, Inc.			(493,870)
(51,307)	Dillard's, Inc., Class A (h)			(946,614)
(6,900)	DineEquity, Inc.			(167,601)
(45,000)	Ford Motor Co. (e)			(450,000)
(10,000)	Jo-Ann Stores, Inc. (h)			(362,400)
(5,000)	MGM Mirage			(45,600)
(155,000)	Rite Aid Corp.			(234,050)
(16,000)	Royal Caribbean Cruises, Ltd. (h)			(404,480)
(25,000)	Sonic Automotive, Inc., Class A			(259,750)
(17,000)	Tenneco, Inc.			(301,410)
(16,000)	TRW Automotive Holdings Corp.			(382,080)
				(5,585,185)

Consumer Staples - (0.9) %

(8,500)	American Greetings Corp., Class A (e)			(185,215)
(4,000)	Apollo Group, Inc., Class A (e)			(242,320)
(19,100)	Corinthian Colleges, Inc.			(263,007)
(3,932)	Green Mountain Coffee Roasters, Inc.			(320,340)
(44,558)	Hertz Global Holdings, Inc.			(531,131)
(2,500)	ITT Educational Services, Inc.			(239,900)
(18,500)	Korn/Ferry International			(305,250)
				(2,087,163)

Financial - (0.7) %

(3,291)	Deutsche Bank AG			(233,365)
(10,819)	SL Green Realty Corp.			(543,547)
(9,540)	The Macerich Co.			(342,963)
(16,500)	Wells Fargo & Co.			(445,335)
				(1,565,210)

Industrial - (0.1) %

(15,900)	Werner Enterprises, Inc.			(314,661)

Materials - (0.2) %

(3,000)	Freeport-McMoRan Copper & Gold, Inc. (h)			(240,870)
(10,000)	Hecla Mining Co.			(61,800)
(2,887)	Southern Copper Corp. (e)			(95,011)
				(397,681)

Telecommunication Services - (0.1) %

(1,500)	priceline.com, Inc.			(327,750)

Total Common Stock ( Cost $ (9,497,140))				(10,277,650)

Investment Companies - (1.8)%

(18,500)	SPDR KBW Regional Banking ETF			(411,625)
(15,000)	SPDR S&P Retail ETF			(534,000)
(30,120)	SPDR Trust Series 1			(3,356,573)

Total Investment Companies ( Cost $ 4,286,662))				(4,302,198)

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - (3.5) %

(500,000)	Boyd Gaming Corp.	7.75%	12/15/12	(508,125)
(500,000)	Isle of Capri Casinos, Inc.	7.00	03/01/14	(447,500)
(500,000)	MGM Mirage	7.63	01/15/17	(391,250)
(1,000,000)	Pinnacle Entertainment, Inc.	7.50	06/15/15	(925,000)
(1,750,000)	Royal Caribbean Cruises, Ltd.	7.00	06/15/13	(1,754,375)
(1,000,000)	Tenneco, Inc.	8.63	11/15/14	(1,013,750)
(1,000,000)	The Dow Chemical Co. (h)	7.38	11/01/29	(1,097,774)
(2,000,000)	The Hertz Corp.	10.50	01/01/16	(2,145,000)

Total Corporate Non-Convertible Bonds ( Cost $ (7,809,285))				(8,282,774)

U.S. Treasury Securities - (2.7) %
(2,500,000)	U.S. Treasury Bond	4.25	05/15/39	(2,346,095)
(4,000,000)	U.S. Treasury Note	0.75	11/30/11	(3,975,160)

Total U.S. Treasury Securities ( Cost $ (6,593,117))				(6,321,255)

Total Short Positions ( Cost $ (28,186,204))				(29,183,877)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2009 (unaudited)

Contracts	Security Description	Strike Price	Expiration Date	Value

Put Options Written - (0.0)%

(4)	Collective Brands, Inc.	$ 12.50	01/10	$ (50)
(50)	Collective Brands, Inc.	12.50	03/10	(875)
(20)	Dillard's, Inc.	5.00	01/10	(100)
(50)	Dillard's, Inc.	7.50	01/10	(375)
(50)	Dillard's, Inc.	7.50	05/10	(1,375)
(200)	Freeport-McMoRan Copper & Gold, Inc.	50.00	05/10	(14,900)
(50)	Freeport-McMoRan Copper & Gold, Inc.	60.00	05/10	(9,300)
(60)	Jo-Ann Stores, Inc.	20.00	01/10	(1,320)
(60)	Jo-Ann Stores, Inc.	25.00	04/10	(2,250)
(50)	Royal Caribbean Cruises, Ltd.	10.00	01/10	(250)
(50)	Royal Caribbean Cruises, Ltd.	12.50	01/10	(250)
(100)	Royal Caribbean Cruises, Ltd.	15.00	01/10	(300)
(100)	Royal Caribbean Cruises, Ltd.	12.50	03/10	(750)
(72)	Royal Caribbean Cruises, Ltd.	15.00	03/10	(900)
(78)	S&P 500 Index	1,025.00	01/10	(390)
(36)	S&P 500 Index	975.00	01/10	(180)
(100)	Teck Resources, Ltd.	20.00	05/10	(2,500)
(100)	The Dow Chemical Co.	17.00	03/10	(950)
Total Put Options Written ( Cost $ (129,891))				(37,015)

Total Written Options ( Cost $ (129,891))				$(37,015)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

ETF		Exchange Traded Fund
FHLB		Federal Home Loan Bank
FHLMC		Federal Home Loan Mortgage Corporation
FNMA		Federal National Mortgage Association
MTN		Medium Term Note
PLC		Public Limited Company

(a)		Non-income producing security.
(b)		Security exempt from registration under Rule 144A under the Securities Act of 1933.
		At the period end, the value of these securities amounted to $6,026,136 or 2.5% of net assets.
(c)		Variable rate security.
(d)		Zero coupon bond. Interest rate presented is yield to maturity.
(e)		All or a portion of this security is held as collateral for securities sold short.
(f)		Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specific date. The rate shown is the rate at period end.
(g)		Affiliated Company during the period. As of December 31, 2009, the Fund no longer owns 5% of the outstanding stock of the company and is no longer an affiliate.
(h)		Subject to put option written by the Fund.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.
Transactions during the period with companies which were affiliates are as follows:

	Name of Issuer	Shares held as of beginning of period	Gross Additions	Shares held at end of period	Value December 31, 2009	Investment Income
	Primary Energy Recycling, Inc.	1,583,200	$3,911,779	5,230,572	$4,151,049	$391,897

A summary of outstanding credit default swap agreements held by the Fund at December 31, 2009, is as follows:

				Buy/Sell	Pays (Receives)	Termination	Notional	Net Unrealized
	Counterparty	Reference Entity/Obligation		Protection	Rate	Date	Amount	Appreciation (Depreciation)

	Royal Bank of Scotland	Arrow Electronics, 6.875, 06/01/2018		Buy	1.00%	12/20/14	5,000,000	$ (45,651)
	Barclays	Black and Decker Corp., 5.75, 11/15/2016		Buy	1.00%	09/20/14	10,000,000	(575,403)
	Barclays	Belgium Government Bonds, 5.75, 09/28/2010		Buy	0.71%	09/20/14	5,000,000	(44,429)
	Royal Bank of Scotland	Belgium Government Bonds, 5.75, 09/28/2010		Buy	0.65%	09/20/14	5,000,000	(31,003)
	Barclays	Con-Way, Inc., 8.875, 05/01/2010		Buy	1.00%	12/20/14	10,000,000	(11,785)
	Royal Bank of Scotland	Eastman Chemical Company, 7.60, 02/01/2027		Buy	1.00%	12/20/14	5,000,000	(96,061)
	Royal Bank of Scotland	Fortune Brands, Inc., 5.375, 01/15/2016		Buy	1.00%	12/20/14	5,000,000	(90,000)
	Royal Bank of Scotland	Hasbro, Inc., 2.75, 12/01/2021		Buy	1.00%	12/20/14	5,000,000	29,774
	Royal Bank of Scotland	Marriott International, Inc., 5.81, 11/10/2015		Buy	1.00%	12/20/14	5,000,000	(88,328)
	Royal Bank of Scotland	Mattle, Inc., 7.25, 07/09/2012		Buy	1.00%	12/20/14	5,000,000	31,420
	Barclays	News America, Inc., 7.25, 05/18/2018		Buy	1.00%	12/20/14	5,000,000	(77,996)
	Barclays	Omnicom Group, Inc., 5.90, 04/15/2016		Buy	1.00%	12/20/14	5,000,000	(19,499)
	Barclays	Ryder System, Inc., 6.95, 12/01/2025		Buy	1.00%	09/20/14	10,000,000	(564,121)
	Barclays	Sara Lee Corp., 6.125. 11/01/2032		Buy	1.00%	12/20/14	10,000,000	(2,316)
								$ (1,585,398)

At December 31, 2009, the Fund held the following futures contracts:

			Notional
		Expiration	Contract	Net
Contracts	Type	Date	Value	Depreciation
(150)	S&P 500 Emini	3/19/2010	(8,330,625)	(102,375)

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

		Gross Unrealized Appreciation		$13,414,542
		Gross Unrealized Depreciation		(4,703,027)
		Net Unrealized Appreciation		$8,711,515

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stocks
Consumer Discretionary	$ 1,092,879	$ -	$ -	$ 1,092,879
Consumer Staples	4,031,410	-	-	4,031,410
Energy	13,390,004	-	-	13,390,004
Financials	10,868,158	-	-	10,868,158
Industrials	1,614,210	-	-	1,614,210
Information Technology	215,854	-	-	215,854
Materials	3,480,735	-	-	3,480,735
Telecommunication Services	3,520,526	-	-	3,520,526
Preferred Stocks
Energy	926,704	-	-	926,704
Financials	142,103	-	-	142,103
Asset Backed Obligations	-	13,500,156	-	13,500,156
Corporate Convertible Bonds	-	9,117,438	-	9,117,438
Corporate Non-Convertible Bonds	-	23,530,605	-	23,530,605
Foreign Bonds	-	736,411	-	736,411
U.S. Government Securities	-	27,909,413	-	27,909,413
Investment Companies	19,430,804	-	-	19,430,804
Bankers Acceptance Note	-	1,014,882	-	1,014,882
Commercial Paper	-	35,375,432	-	35,375,432
Options Purchased	933,394	-	-	933,394
Total Investments at Value	59,646,781	111,184,337	-	170,831,118

Total Assets	$ 59,646,781	$ 111,184,337	$ -	$ 170,831,118

Liabilities
Securities Sold Short
Common Stock	$ (10,277,650)	$ -	$ -	$ (10,277,650)
Investment Companies	(4,302,198)	-	-	(4,302,198)
Corporate Non-Convertible Bonds	-	(8,282,774)	-	(8,282,774)
U.S. Treasury Bonds	-	(6,321,255)	-	(6,321,255)
Total Securities Sold Short	(14,579,848)	(14,604,029)	-	(29,183,877)
Other Financial Instruments**:
Credit Default Swaps	-	(1,585,398)	-	(1,585,398)
Futures	(102,375)	-	-	(102,375)
Options Written	(37,015)	-	-	(37,015)
Total Liabilities	$ (14,719,238)	$ (16,189,427)	$ -	$ (30,908,665)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.
	Corporate	Corporate
	Convertible Bonds	Non-Convertible Bonds	Total
Balance as of 03/31/09	$ 3,171,026	$ 271,400	$ 3,442,426
Accrued Accretion / (Amortization)	(96,271)	-	(96,271)
Realized Gain (Loss)	(50,573)	-	(50,573)
Change in Unrealized Appreciation / (Depreciation)	(208,305)	-	(208,305)
Net Purchase / (Sales)	(2,332,127)	-	(2,332,127)
Transfers In / (Out)	(483,750)	(271,400)	(755,150)
Balance as of 12/31/09	$ -	$ -	$ -
Net change in unrealized appreciation/depreciation from investments held as of 12/31/09	$ (208,305)	$ -	$ (208,305)
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

Shares	Security Description			Value

Long Positions - 84.6%

Equity Securities - 37.5%

Common Stock - 35.0%

Consumer Discretionary - 3.3%
32,000	Abercrombie & Fitch Co.			1,115,200
19,500	Advance Auto Parts, Inc. (f)			789,360
20,600	Aeropostale, Inc. (a)(f)			701,430
15,400	Airgas, Inc. (f)			733,040
21,900	Ambassadors Group, Inc. (f)			291,051
28,300	AnnTaylor Stores Corp. (a)(f)			386,012
2,600	Apollo Group, Inc., Class A (a)(f)			157,508
23,900	ATC Technology Corp. (a)(f)			570,015
6,400	AutoZone, Inc. (a)(f)			1,011,648
6,700	Bally Technologies, Inc. (a)(f)			276,643
82,400	Bed Bath & Beyond, Inc. (a)(f)(k)			3,183,112
6,400	BJ's Wholesale Club, Inc. (a)(f)			209,344
36,100	Brinker International, Inc. (f)			538,612
198,780	CarMax, Inc. (a)(f)(k)			4,820,415
6,900	Choice Hotels International, Inc.			218,454
100,000	Cintas Corp.			2,605,000
21,500	Coach, Inc. (f)			785,395
3,200	Deckers Outdoor Corp. (a)(f)			325,504
35,400	Domino's Pizza, Inc. (a)(f)			296,652
27,000	Ford Motor Co. (a)			270,000
23,100	Fossil, Inc. (a)(f)			775,236
54,000	Genpact, Ltd. (a)(f)			804,600
27,800	HNI Corp. (f)			768,114
17,000	Ingram Micro, Inc. (a)(f)			296,650
50,000	International Game Technology			938,500
200	Kraft Foods, Inc. (f)			5,436
12,672	Lear Corp. (a)			857,134
57,100	Limited Brands, Inc. (f)			1,098,604
166,900	Lowe's Cos., Inc. (f)			3,903,791
60,400	Macy's, Inc. (f)			1,012,304
17,000	McDonald's Corp.			1,061,480
100,000	Mobile Mini, Inc. (a)			1,409,000
35,500	Mohawk Industries, Inc. (a)(f)(k)(l)			1,689,800
19,400	Navistar International Corp. (a)(f)			749,907
4,800	NIKE, Inc., Class B			317,136
15,600	Owens & Minor, Inc. (f)			669,708
28,600	PetSmart, Inc. (f)			763,334
11,000	Polaris Industries, Inc. (f)			479,930
4,750	Ross Stores, Inc.			202,873
105,705	Royal Caribbean Cruises, Ltd. (a)(f)(k)			2,672,222
16,748	Sears Holdings Corp. (a)			1,397,621
150,000	Sonic Corp. (a)			1,510,500
49,800	Stage Stores, Inc. (f)			615,528
46,300	Staples, Inc. (f)			1,138,517
42,500	Starbucks Corp. (a)(f)(l)			980,050
6,000	Starwood Hotels & Resorts Worldwide, Inc.			219,420
28,900	The Gap, Inc. (f)			605,455
2,693	The Steak N Shake Co. (a)(f)			872,693
25,300	The Timberland Co., Class A (a)(f)			453,629
16,400	Tim Hortons, Inc. (f)			500,364
21,300	TJX Cos., Inc. (f)			778,515
25,100	Toro Co. (f)			1,049,431
37,200	WABCO Holdings, Inc. (f)			959,388
23,695	Walgreen Co. (k)			870,080
9,200	Wal-Mart Stores, Inc. (l)			491,740
54,642	Warner Music Group Corp. (a)			309,274
7,700	WESCO International, Inc. (a)(f)			207,977
19,000	WMS Industries, Inc. (a)(f)			760,000
15,400	WW Grainger, Inc. (f)			1,491,182
55,300	Wyndham Worldwide Corp. (f)			1,115,401
				56,086,919

Consumer Staples - 7.5%

9,100	Alberto-Culver Co. (f)			266,539
14,600	Alliance Data Systems Corp. (a)(f)			943,014
13,900	American Greetings Corp., Class A (f)			302,881
12,400	AmerisourceBergen Corp. (f)			323,268
83,000	AMN Healthcare Services, Inc. (a)(f)			751,980
37,400	Amsurg Corp. (a)(f)			823,548
378,000	Anhui Expressway Co., Class H			263,265
24,000	Apollo Investment Corp. (f)			228,720
48,300	Brink's Home Security Holdings, Inc. (a)(f)			1,576,512
16,400	Brown-Forman Corp. (f)			878,548
30,600	Campbell Soup Co. (f)			1,034,280
26,400	Career Education Corp. (a)(f)			615,384
25,000	Church & Dwight Co., Inc.			1,511,250
100,000	Clorox Co.			6,100,000
41,300	Coca-Cola Enterprises, Inc. (f)			875,560
100,000	Coinstar, Inc. (a)			2,778,000
20,000	ConAgra Foods, Inc. (f)			461,000
30,000	Covidien PLC			1,436,700
44,100	Dean Foods Co. (a)(f)			795,564
46,800	Deluxe Corp. (f)			692,172
70,500	Diageo PLC, ADR (f)			4,893,405
43,200	Elizabeth Arden, Inc. (a)(f)			623,808
33,300	Ennis, Inc. (f)			559,107
102,600	Equifax, Inc. (f)			3,169,314
5,900	General Mills, Inc. (f)			417,779
135,600	H&R Block, Inc. (f)			3,067,272
13,000	Hewitt Associates, Inc., Class A (a)(f)			549,380
91,500	Hillenbrand, Inc. (f)			1,723,860
57,700	Hill-Rom Holdings, Inc. (f)			1,384,223
21,500	HJ Heinz Co. (f)			919,340
39,200	Hologic, Inc. (a)(f)			568,400
10,500	Hospira, Inc. (a)(f)			535,500
23,000	IDEXX Laboratories, Inc. (a)(f)			1,229,120
8,600	Immucor, Inc. (a)(f)			174,064
21,800	Invacare Corp. (f)			543,692
12,900	ITT Educational Services, Inc. (a)(f)			1,237,884
9,400	J&J Snack Foods Corp. (f)			375,624
190,000	Jiangsu Expressway Co., Ltd., Class H			169,577
19,000	Johnson & Johnson (f)(l)			1,223,790
7,000	Kellogg Co. (f)			372,400
16,500	Kenexa Corp. (a)(f)			215,325
11,200	Magna International, Inc., Class A (f)			566,496
6,005	Mastercard, Inc., Class A			1,537,160
10,400	MAXIMUS, Inc. (f)			520,000
80,000	McCormick & Co., Inc.			2,890,400
13,500	Moody's Corp. (f)			361,800
56,300	Net 1 UEPS Technologies, Inc. (a)(f)			1,093,346
12,600	Orthofix International NV (a)(f)			390,222
260,000	PepsiCo, Inc. (l)			15,808,000
78,600	Philip Morris International, Inc. (f)			3,787,734
61,100	Prestige Brands Holdings, Inc. (a)(f)			480,246
18,651	Quanta Services, Inc. (a)			388,687
19,100	Quidel Corp. (a)(f)			263,198
162,880	Robert Half International, Inc. (f)			4,353,782
6,500	Rollins, Inc. (f)			125,320
27,100	RR Donnelley & Sons Co. (f)			603,517
49,800	Sara Lee Corp. (f)			606,564
384,000	Shenzhen Expressway Co., Ltd., Class H			189,192
810,000	Sichuan Expressway Co., Ltd., Class H			429,373
124,400	St Jude Medical, Inc. (a)(f)			4,575,432
22,000	STERIS Corp. (f)			615,340
1,700	Strayer Education, Inc. (f)			361,233
11,000	Sysco Corp. (f)			307,340
13,700	Techne Corp. (f)			939,272
19,500	TeleTech Holdings, Inc. (a)(f)			390,585
16,500	The Advisory Board Co. (a)(f)			505,890
235,526	The Coca-Cola Co. (f)			13,424,982
19,300	The Corporate Executive Board Co. (f)			440,426
7,000	The Hershey Co. (f)			250,530
105,000	The Procter & Gamble Co.			6,366,150
7,000	The Scotts Miracle-Gro Co., Class A (f)			275,170
12,600	The Western Union Co. (f)			237,510
100,000	Total System Services, Inc.			1,727,000
160,000	Toyota Industries Corp., ADR			4,734,944
42,000	Universal Technical Institute, Inc. (a)(f)			848,400
25,486	Visa, Inc., Class A (f)			2,229,006
6,100	VistaPrint NV (a)(f)			345,626
50,000	Watson Wyatt Worldwide, Inc., Class A			2,376,000
61,900	Weight Watchers International, Inc. (f)			1,805,004
15,500	Wright Express Corp. (a)(f)			493,830
236,000	Zhejiang Expressway Co., Ltd.			218,851
15,300	Zimmer Holdings, Inc. (a)(f)			904,383
				125,378,990

Energy - 2.3%

83,100	Basic Energy Services, Inc. (a)(f)			739,590
5,000	Cabot Oil & Gas Corp. (f)			217,950
23,204	Canadian Natural Resources, Ltd.			1,669,528
26,810	Canadian Oil Sands Trust			764,904
27,128	Canadian Western Oil Sands Trust			775,827
18,627	Cenovus Energy, Inc.			469,400
48,700	Chevron Corp. (f)			3,749,413
5,645	China Petroleum & Chemical Corp., ADR			497,155
3,172	CNOOC, Ltd., ADR			493,087
33,400	Complete Production Services, Inc. (a)(f)			434,200
201,300	ConocoPhillips (f)			10,280,391
15,600	Cree, Inc. (a)(f)			879,372
25,900	Dawson Geophysical Co. (a)(f)			598,549
9,000	Diamond Offshore Drilling, Inc. (f)			885,780
60,200	El Paso Corp. (f)			591,766
18,627	EnCana Corp.			603,329
20,700	EQT Corp. (f)			909,144
39,400	Exterran Holdings, Inc. (a)(f)			845,130
21,000	Exxon Mobil Corp. (f)(l)			1,431,990
13,600	Gulf Island Fabrication, Inc. (f)			286,008
73,600	Hercules Offshore, Inc. (a)(f)			351,808
38,870	Imperial Oil, Ltd. (f)			1,502,714
68,300	Key Energy Services, Inc. (a)(f)			600,357
29,600	Marathon Oil Corp. (f)			924,112
5,000	Murphy Oil Corp. (f)			271,000
18,750	Nexen, Inc.			448,688
4,600	Occidental Petroleum Corp. (f)			374,210
15,200	Oceaneering International, Inc. (a)(f)			889,504
53,900	Patterson-UTI Energy, Inc. (f)			827,365
24,060	Penn West Energy Trust			423,456
3,683	PetroChina Co., Ltd., ADR			438,130
53,000	Pioneer Drilling Co. (a)(f)			418,700
3,500	SEACOR Holdings, Inc. (a)(f)			266,875
20,800	Smith International, Inc. (f)			565,136
17,800	Southwestern Energy Co. (a)(f)			857,960
42,617	Suncor Energy, Inc.			1,504,806
9,400	Sunoco, Inc. (f)			245,340
12,900	Talisman Energy, Inc. (f)			240,456
20,200	Ultra Petroleum Corp. (a)(f)			1,007,172
				39,280,302

Financial - 6.5%

3,900	Affiliated Managers Group, Inc. (a)(f)			262,665
14,500	Aflac, Inc. (f)			670,625
57,000	American Express Co.			2,309,640
260,000	AmeriCredit Corp. (a)			4,950,400
18,800	Ameriprise Financial, Inc. (f)			729,816
110,000	Arthur J Gallagher & Co.			2,476,100
22,300	Astoria Financial Corp. (f)			277,189
11,900	Axis Capital Holdings, Ltd. (f)			338,079
36,100	Banco Latinoamericano de Comercio Exterior SA, Class E (f)			501,790
14,800	BancorpSouth, Inc. (f)			347,208
74,500	Bank of America Corp.			1,121,970
29,300	Bank of Hawaii Corp. (f)			1,378,858
32,700	Bank of the Ozarks, Inc. (f)			957,129
101	Berkshire Hathaway, Inc., Class A (a)(f)			10,019,200
748	Berkshire Hathaway, Inc., Class B (a)			2,457,928
14,300	Brookfield Asset Management, Inc., Class A (f)			317,174
17,000	Brookfield Properties Corp.			206,040
21,300	Chubb Corp. (f)			1,047,534
37,700	City Holding Co. (f)			1,218,841
7,042	CME Group, Inc. (f)			2,365,760
9,400	CNA Financial Corp. (a)(f)			225,600
32,025	Commerce Bancshares, Inc. (f)			1,240,008
6,600	Credicorp, Ltd. (f)			508,332
10,688	Deutsche Boerse AG			887,438
61,000	Dime Community Bancshares (f)			714,920
17,900	Eaton Vance Corp. (f)			544,339
2,800	Everest Re Group, Ltd. (f)			239,904
470	Fairfax Financial Holdings, Ltd. (a)			183,281
19,300	Federated Investors, Inc., Class B (f)			530,750
28,100	Forestar Group, Inc. (a)(f)			617,638
49,230	Franklin Resources, Inc. (f)			5,186,380
101,500	Fulton Financial Corp. (f)			885,080
10,400	Getty Realty Corp., REIT (f)			244,712
13,500	Hancock Holding Co. (f)			591,165
2,615	HDFC Bank, Ltd., ADR			340,159
95,200	Hong Kong Exchanges and Clearing, Ltd.			1,711,621
19,400	Horace Mann Educators Corp. (f)			242,500
117,900	Hudson City Bancorp, Inc. (f)			1,618,767
35,943	Icahn Enterprises LP			1,435,923
7,140	ICICI Bank, Ltd., ADR			269,249
24,600	Infinity Property & Casualty Corp. (f)			999,744
18,685	IntercontinentalExchange, Inc. (a)(f)			2,098,325
75,400	International Bancshares Corp. (f)			1,427,322
7,900	Investment Technology Group, Inc. (a)(f)			155,630
40,500	Janus Capital Group, Inc. (f)			544,725
10,000	Jones Lang LaSalle, Inc. (f)			604,000
133,559	LaBranche & Co., Inc. (a)			379,308
40,000	Lender Processing Services, Inc.			1,626,400
30,500	Life Partners Holdings, Inc.			646,295
40,200	LTC Properties, Inc. (f)			1,075,350
11,300	Max Capital Group, Ltd. (f)			251,990
22,500	Mercury General Corp. (f)			883,350
28,300	Montpelier Re Holdings, Ltd. (f)			490,156
8,000	Morgan Stanley			236,800
64,300	National Financial Partners Corp. (a)(f)			520,187
37,000	National Health Investors, Inc. (f)			1,368,630
10,275	Nationwide Health Properties, Inc. (f)			361,474
35,900	NewAlliance Bancshares, Inc. (f)			431,159
21,380	Northern Trust Corp. (f)			1,120,312
60,107	NYSE Euronext (f)			1,520,707
26,400	optionsXpress Holdings, Inc. (f)			407,880
25,800	Oriental Financial Group, Inc. (f)			278,640
20,000	Park National Corp. (f)			1,177,600
488,170	PrivateBancorp, Inc. (f)			4,378,885
10,400	ProAssurance Corp. (a)(f)			558,584
18,300	Prosperity Bancshares, Inc. (f)			740,601
7,500	PS Business Parks, Inc., REIT (f)			375,375
200,000	Resource America, Inc., Class A			808,000
23,500	Safety Insurance Group, Inc. (f)			851,405
35,300	Selective Insurance Group (f)			580,685
131,900	Singapore Exchange, Ltd.			782,096
23,250	State Street Corp.			1,012,305
5,700	Sun Life Financial, Inc.			163,704
10,300	SWS Group, Inc. (f)			124,630
46,000	T Rowe Price Group, Inc. (f)			2,449,500
33,200	Taubman Centers, Inc., REIT (f)			1,192,212
19,700	TD Ameritrade Holding Corp. (a)(f)			381,786
34,900	The Allstate Corp. (f)			1,048,396
301,160	The Bancorp, Inc. (a)			2,065,958
210,477	The Bank of New York Mellon Corp. (f)(l)			5,887,042
1,170	The Goldman Sachs Group, Inc. (l)			197,543
3,800	The Hanover Insurance Group, Inc. (f)			168,834
41,445	The NASDAQ OMX Group, Inc.(a)			821,440
22,450	The Progressive Corp.			403,875
15,300	Trustmark Corp. (f)			344,862
10,000	UBS AG			155,100
35,600	UMB Financial Corp. (f)			1,400,860
19,700	United Bankshares, Inc. (f)			393,409
44,600	Unitrin, Inc. (f)			983,430
223,083	Urbana Corp., Class A			315,688
60,070	US Global Investors, Inc., Class A			739,462
246,000	Value Partners Group, Ltd.			125,960
19,700	Ventas, Inc., REIT (f)			861,678
12,100	Waddell & Reed Financial, Inc. (f)			369,534
18,100	Washington Federal, Inc. (f)			350,054
228,500	Wells Fargo & Co. (f)(k)(l)			6,167,215
24,900	WesBanco, Inc. (f)			307,266
12,700	Westamerica Bancorporation (f)			703,199
				108,988,269

Healthcare - 2.5%

40,900	Allscripts-Misys Healthcare Solutions, Inc. (a)(f)			827,407
11,700	Amgen, Inc. (a)(f)			661,869
57,600	Beckman Coulter, Inc. (f)			3,769,344
11,500	Biogen Idec, Inc. (a)(f)			615,250
11,900	Cerner Corp. (a)(f)			981,036
16,800	Charles River Laboratories International, Inc. (a)(f)			565,992
20,000	Covance, Inc. (a)			1,091,400
23,100	Dendreon Corp. (a)(f)			607,068
5,100	Endo Pharmaceuticals Holdings, Inc. (a)(f)			104,601
20,300	ev3, Inc. (a)(f)			270,802
70,600	Exelixis, Inc. (a)(f)			520,322
10,100	Express Scripts, Inc. (a)(f)			873,145
15,700	Forest Laboratories, Inc. (a)(f)			504,127
10,200	Gilead Sciences, Inc. (a)(f)			441,456
63,000	Healthspring, Inc. (a)(f)			1,109,430
6,389	Henry Schein, Inc. (a)(f)			336,061
19,100	Kinetic Concepts, Inc. (a)(f)			719,115
16,100	Life Technologies Corp. (a)(f)			840,903
12,300	Lincare Holdings, Inc. (a)(f)			456,576
20,800	Magellan Health Services, Inc. (a)(f)			847,184
9,825	Medco Health Solutions, Inc. (a)(f)			627,916
10,000	Medtronic, Inc. (f)(l)			439,800
60,000	Perrigo Co.			2,390,400
650,000	Pfizer, Inc. (l)			11,823,500
47,225	Quest Diagnostics, Inc. (f)			2,851,446
115,950	UnitedHealth Group, Inc. (f)(k)			3,534,156
44,400	Valeant Pharmaceuticals International (a)(f)			1,411,476
36,800	WellPoint, Inc. (a)(f)			2,145,072
				41,366,854

Industrial - 3.8%

40,500	3M Co. (f)(k)			3,348,135
16,300	Acuity Brands, Inc.			580,932
15,200	Apogee Enterprises, Inc. (f)			212,800
13,100	Aptargroup, Inc. (f)			468,194
17,400	Avnet, Inc. (a)(f)			524,784
8,700	BE Aerospace, Inc. (a)			204,450
1,948,000	Beijing Capital International Airport Co., Ltd., Class H			1,291,397
49,915	Burlington Northern Santa Fe Corp. (f)(l)			4,922,617
11,200	Canadian National Railway Co. (f)			608,832
257,682	Cemex SAB de CV, ADR (a)(f)			3,045,801
11,400	CH Robinson Worldwide, Inc. (f)			669,522
10,000	CNH Global NV (f)			249,800
3,800	Crane Co. (f)			116,356
25,500	Crown Holdings, Inc. (a)(f)			652,290
21,545	CSX Corp.			1,044,717
13,700	Diana Shipping, Inc. (a)(f)			198,376
20,400	Dolby Laboratories, Inc., Class A (a)(f)			973,692
25,500	Drew Industries, Inc. (a)(f)			526,575
23,300	Dycom Industries, Inc. (a)(f)			187,099
41,000	Emerson Electric Co. (f)(k)			1,746,600
11,200	Energizer Holdings, Inc. (a)(f)			686,336
12,600	Gardner Denver, Inc. (f)			536,130
12,900	Garmin, Ltd. (f)			396,030
20,300	Gentex Corp. (f)			362,355
51,200	Graco, Inc. (f)			1,462,784
27,500	Graham Corp. (f)			569,250
16,000	Greif, Inc., Class A (f)			863,680
8,549	Guangshen Railway Co., Ltd., ADR			173,459
15,600	Harsco Corp. (f)			502,788
39,700	Herbalife, Ltd. (f)			1,610,629
15,600	Illinois Tool Works, Inc. (f)			748,644
28,700	JB Hunt Transport Services, Inc. (f)			926,149
347	Kansas City Southern (a)(f)			11,552
10,400	KBR, Inc. (f)			197,600
8,700	Kirby Corp. (a)(f)			303,021
84,300	Lancaster Colony Corp. (f)			4,189,710
8,200	Landstar System, Inc. (f)			317,914
11,600	Lennox International, Inc. (f)			452,864
11,300	Lincoln Electric Holdings, Inc. (f)			604,098
7,700	Martin Marietta Materials, Inc. (f)			688,457
38,600	Nalco Holding Co. (f)			984,686
24,700	Nordson Corp. (f)			1,511,146
15,240	Norfolk Southern Corp.			798,881
29,200	Northrop Grumman Corp. (f)			1,630,820
1,950	Parker Hannifin Corp. (f)			105,066
38,900	Quanex Building Products Corp. (f)			660,133
10,200	Raven Industries, Inc. (f)			324,054
17,400	Raytheon Co. (f)			896,448
14,300	SPX Corp. (f)			782,210
96,650	The Boeing Co. (f)(l)			5,231,665
110,000	The Brink's Co.			2,677,400
12,000	Thomas & Betts Corp. (a)(f)			429,480
617,000	Tianjin Port Development Holdings, Ltd.			223,614
12,000	Tyco International, Ltd. (f)			428,160
14,521	Union Pacific Corp.			927,892
64,050	United Parcel Service, Inc., Class B (f)(k)			3,674,549
8,300	United Technologies Corp. (f)			576,103
165,540	USG Corp. (a)(f)			2,325,837
11,400	Valmont Industries, Inc. (f)			894,330
44,500	Zebra Technologies Corp. (a)(f)			1,262,020
				63,520,913

Information Technology - 2.9%

77,250	Accenture PLC, Class A (f)(k)			3,205,875
26,200	Adobe Systems, Inc. (a)(f)			963,636
17,400	Advent Software, Inc. (a)(f)			708,702
42,300	Altera Corp. (f)			957,249
13,500	ANSYS, Inc. (a)(f)			586,710
142,900	Automatic Data Processing, Inc. (f)			6,118,978
21,100	BMC Software, Inc. (a)(f)			846,110
69,270	Broadridge Financial Solutions, Inc. (f)			1,562,731
5,500	CACI International, Inc., Class A (a)(f)			268,675
96,750	Computershare, Ltd.			995,070
120,000	Dell, Inc. (a)			1,723,200
30,400	DST Systems, Inc. (a)(f)			1,323,920
16,100	Fiserv, Inc. (a)(f)			780,528
17,400	Global Payments, Inc. (f)			937,164
8,058	Hewlett-Packard Co. (f)			415,068
112,600	Integrated Device Technology, Inc. (a)(f)			728,522
3,391	International Business Machines Corp. (f)(l)			443,882
25,200	Intersil Corp., Class A (f)			386,568
60,000	Jack Henry & Associates, Inc.			1,387,200
37,300	Lawson Software, Inc. (a)(f)			248,045
16,000	Manhattan Associates, Inc. (a)(f)			384,480
25,200	MICROS Systems, Inc. (a)(f)			781,956
339,825	Microsoft Corp. (f)			10,361,264
3,400	MicroStrategy, Inc. (a)(f)			319,668
23,547	MSCI, Inc., Class A (a)			748,795
19,300	NCR Corp. (a)(f)			214,809
71,600	NVIDIA Corp. (a)(f)			1,337,488
31,275	Oracle Corp. (f)			767,488
14,500	Progress Software Corp. (a)(f)			423,545
15,700	Quest Software, Inc. (a)(f)			288,880
31,600	Red Hat, Inc. (a)(f)			976,440
7,800	Riverbed Technology, Inc. (a)(f)			179,166
5,600	Salesforce.com, Inc. (a)(f)			413,112
41,460	Scientific Learning Corp. (a)(f)			209,373
54,500	Seagate Technology (f)			991,355
86,400	SEI Investments Co. (f)			1,513,728
10,300	SRA International, Inc., Class A (a)(f)			196,730
15,900	Texas Instruments, Inc. (f)			414,354
5,400	Varian Semiconductor Equipment Associates, Inc. (a)			193,752
20,100	VMware, Inc., Class A (a)(f)			851,838
19,900	Western Digital Corp. (a)(f)			878,585
37,200	Xilinx, Inc. (f)			932,232
25,700	Zoran Corp. (a)(f)			283,985
				48,250,856

Materials - 1.4%

32,800	A Schulman, Inc. (f)			661,904
59,647	Anglo American PLC, ADR			1,293,147
14,285	BHP Billiton, Ltd., ADR			1,093,945
11,100	Carpenter Technology Corp. (f)			299,145
40,000	Compass Minerals International, Inc.			2,687,600
29,285	Franco-Nevada Corp.			786,832
21,694	Freeport-McMoRan Copper & Gold, Inc.			1,741,811
42,000	HB Fuller Co. (f)			955,500
21,400	Innospec, Inc. (f)			215,926
75,000	International Flavors & Fragrances, Inc.			3,085,500
24,100	Intrepid Potash, Inc. (a)(f)			702,997
13,300	Kaiser Aluminum Corp. (f)			553,546
8,800	Lubrizol Corp. (f)			641,960
16,100	Minerals Technologies, Inc. (f)			876,967
3,300	NewMarket Corp. (f)			378,741
34,600	Nucor Corp. (f)			1,614,090
7,260	Potash Corp. of Saskatchewan, Inc.			787,710
12,200	PPG Industries, Inc. (f)			714,188
6,026	Rio Tinto PLC, ADR			1,297,940
19,800	Sigma-Aldrich Corp. (f)			1,000,494
47,500	Southern Copper Corp. (f)			1,563,225
4,600	The Mosaic Co.			274,758
6,300	The Sherwin-Williams Co. (f)			388,395
				23,616,321

Telecommunication Services - 4.2%

20,400	Amdocs, Ltd. (a)(f)			582,012
22,100	American Tower Corp, Class A (a)(f)			954,941
21,800	BCE, Inc. (f)			601,898
350,000	Comcast Corp, Special Class A (l)			5,603,500
95,836	CVS Caremark Corp. (f)(l)			3,086,878
51,800	DIRECTV, Class A (a)(f)			1,727,530
105,000	DISH Network Corp., Class A			2,180,850
65,100	Earthlink, Inc. (f)			540,981
230,000	eBay, Inc. (a)			5,414,200
12,000	Equinix, Inc. (a)(f)			1,273,800
48,300	Expedia, Inc. (a)(f)			1,241,793
14,400	Factset Research Systems, Inc. (f)			948,528
370	Google, Inc., Class A (a)			229,393
13,900	Harris Corp. (f)			660,945
21,700	i2 Technologies, Inc. (a)(f)			414,904
15,000	inVentiv Health, Inc. (a)(f)			242,550
10,800	j2 Global Communications, Inc. (a)(f)			219,780
27,700	Liberty Global, Inc., Class A (a)(f)			606,907
520,000	Liberty Media Corp. - Interactive, Class A (a)			5,636,800
11,200	MercadoLibre, Inc. (a)(f)			580,944
27,800	Meredith Corp. (f)			857,630
4,200	NetFlix, Inc. (a)(f)			231,588
12,700	Netgear, Inc. (a)(f)			275,463
21,100	NeuStar, Inc., Class A (a)(f)			486,144
1,150,000	News Corp., Class A			15,743,500
14,000	Plantronics, Inc. (f)			363,720
22,900	S1 Corp. (a)(f)			149,308
13,800	Scripps Networks Interactive, Inc., Class A (f)			572,700
8,500	Shaw Communications, Inc., Class B (f)			174,845
12,300	Sohu.com, Inc. (a)(f)			704,544
72,500	Symantec Corp. (a)(f)			1,297,025
38,200	Syniverse Holdings, Inc. (a)(f)			667,736
87,550	The Walt Disney Co. (f)(l)			2,823,487
31,100	TIBCO Software, Inc. (a)(f)			299,493
94,600	ValueClick, Inc. (a)(f)			957,352
393,000	Viacom, Inc., Class B (a)			11,683,890
14,600	Websense, Inc. (a)(f)			254,916
				70,292,475

Utilities - 0.6%

19,100	Alliant Energy Corp. (f)			577,966
70,380	Calpine Corp. (a)			774,180
27,400	DPL, Inc. (f)			756,240
9,600	DTE Energy Co. (f)			418,464
121,250	Dynegy, Inc., Class A (a)			219,463
21,500	Edison International			747,770
49,300	El Paso Electric Co. (a)(f)			999,804
31,900	Energen Corp. (f)			1,492,920
10,000	Exelon Corp.			488,700
2,600	FirstEnergy Corp. (f)			120,770
17,300	ITC Holdings Corp. (f)			901,157
55,095	Mirant Corp. (a)(f)			841,301
11,400	National Fuel Gas Co. (f)			570,000
8,245	NRG Energy, Inc. (a)			194,664
12,800	Public Service Enterprise Group, Inc. (f)			425,600
26,839	RRI Energy, Inc. (a)			153,519
7,800	Sempra Energy (f)			436,644
				10,119,162

Total Common Stock (Cost $506,734,148)				586,901,061

Shares	Security Description	Rate		Value

Preferred Stock - 2.5%

Consumer Discretionary - 0.2%

1,564	Callaway Golf Co. (f)	7.50%		194,937
7,819	Callaway Golf Co. (b)(f)	7.50		963,692
50,855	Ford Motor Co. Capital Trust II (f)	6.50		2,043,735
				3,202,364

Consumer Staples - 0.1%
2,783	Bunge, Ltd. (f)	5.13		1,808,950
34,965	Dole Food Automatic Common Exchange Security Trust (b)(f)	7.00		413,570
				2,222,520

Energy - 0.3%

9,345	ATP Oil & Gas Corp. (b)(f)	8.00		982,393
34,618	Goodrich Petroleum Corp. (f)	5.38		1,514,538
2,754	SandRidge Energy, Inc. (b)(f)	8.50		392,073
8,209	Whiting Petroleum Corp. (f)	6.25		1,474,829
				4,363,833

Financial - 0.8%
107,601	Alexandria Real Estate Equities, Inc., REIT (f)	7.00		2,334,942
65,428	AMG Capital Trust II (f)	5.15		2,110,053
10,000	Citigroup, Inc. (a)(f)	7.50		1,043,400
83,000	FNMA (a)	5.38		132,800
14,467	FNMA (a)	5.13		21,411
600	FNMA (a)(c)	0.00		840
5,485	SLM Corp. (f)	7.25		3,323,910
62,023	SLM Corp.	6.97		2,330,824
2,155	Wells Fargo & Co. (f)	7.50		1,978,290
				13,276,470

Healthcare - 0.5%

2,528	Healthsouth Corp. (f)	6.50		2,092,552
70	Healthsouth Corp. (b)(f)	6.50		57,943
6,333	Inverness Medical Innovations, Inc. (f)	3.00		1,683,565
2,768	Mylan, Inc.(f)	6.50		3,167,588
29,522	Omnicare Capital Trust II (f)	4.00		1,096,004
				8,097,652

Industrial - 0.1%

1,607	Kansas City Southern (f)	5.13		1,940,854

Telecommunication Services - 0.5%

10,339	Crown Castle International Corp. (f)	6.25		600,308
10,430	Interpublic Group of Cos., Inc. (f)	5.25		7,781,703
323	Interpublic Group of Cos., Inc. (b)(f)	5.25		246,368
				8,628,379

Total Preferred Stock (Cost $32,784,731)				41,732,072

Total Equity Securities (Cost $539,518,879)				628,633,133

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 39.3%

Asset Backed Obligations - 8.4%

155,355	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (c)(f)	5.61	03/25/36	102,110
129,046	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (c)(f)	5.83	03/25/36	88,392
242,223	Alliance Bancorp Trust, Series 2007-OA1 A1 (c)(f)	0.47	07/25/37	112,690
1,015,000	American Airlines Pass Through Trust, Series 2001-02 (f)	7.86	10/01/11	1,015,000
765,000	American Airlines Pass Through Trust, Series 2009-1A(f)	10.38	07/02/19	849,150
990,000	American Home Mortgage Assets, Series 2007-4 A2 (c)	0.42	08/25/37	509,002
390,000	Asset Backed Funding Certificates, Series 2006-HE1 M2 (c)	0.51	01/25/37	747
1,875,000	Asset Backed Funding Certificates, Series 2007-NC1 M2 (b)(c)	1.48	05/25/37	70,933
1,500,000	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (c)	1.23	06/25/37	650,969
1,200,000	Astoria Depositor Corp. (b)	8.14	05/01/21	1,068,750
388,845	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (f)	6.00	09/25/35	288,211
115,698	Banc of America Funding Corp., Series 2006-E 2A1 (c)(f)	5.78	06/20/36	73,413
447,970	Banc of America Funding Corp., Series 2006-F 1A1 (c)(f)	5.19	07/20/36	352,051
308,372	Banc of America Funding Corp., Series 2006-H 6A1 (c)	0.42	10/20/36	139,673
628,655	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	482,463
230,532	Banc of America Funding Corp., Series 2007-E 4A1 (c)	5.72	07/20/47	148,138
110,000	Bayview Financial Acquisition Trust, Series 2005-D AF3 (c)(f)	5.50	12/28/35	89,070
364,572	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (c)(f)	5.78	08/25/47	221,993
1,332,238	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (c)	4.00	05/25/35	836,839
300,557	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (c)(f)	0.50	10/25/35	151,298
290,568	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (c)(f)	5.67	03/25/36	141,854
2,884,399	Bear Stearns Asset Backed Securities Trust, Series 2006-SD4 3A1 (c)	1.52	10/25/36	990,870
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (c)	0.36	07/25/37	609,429
556,621	BNC Mortgage Loan Trust, Series 2007-4 A3A (c)	0.48	11/25/37	502,771
824,000	Centex Home Equity, Series 2005-C AF6	4.64	06/25/35	758,627
1,300,000	Centex Home Equity, Series 2006-A AV4 (c)	0.48	06/25/36	634,520
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (c)(f)	5.23	12/25/35	93,003
672,506	Chaseflex Trust, Series 2007-1 2A9 (f)	6.00	02/25/37	444,253
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5	6.04	09/25/36	1,044,759
1,400,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (f)	6.05	03/25/37	1,226,497
75,000	Citigroup Commercial Mortgage Trust, Series 2007-C6 A4 (c)(f)	5.70	12/10/49	67,082
3,700	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1 A2 (c)(f)	4.49	11/25/34	3,479
1,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (c)	0.40	07/25/45	486,602
415,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (c)	0.50	01/25/37	1,983
195,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M2 (c)	0.52	01/25/37	628
75,433	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC4 A2A (c)(f)	0.29	05/25/37	62,979
1,042,517	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (c)	5.88	07/25/37	763,023
3,110,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (c)	0.43	01/25/37	1,165,409
1,397,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (c)	0.41	03/25/37	547,335
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (c)	0.63	03/25/37	50,319
925,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (c)	0.39	06/25/37	491,524
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 M2 (c)	0.50	06/25/37	12,153
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (c)	1.28	07/25/37	571,079
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (c)(f)	1.53	07/25/37	101,863
1,205,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4 (f)	5.32	12/11/49	1,048,434
160,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4 (c)(f)	5.89	11/15/44	143,616
241,591	Citimortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	170,682
95,296	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6 (f)	5.75	04/25/37	70,111
2,175,000	Commercial Mortgage Loan Trust, Series 2008-LS1 A4B (c)	6.02	12/10/49	1,905,451
1,250,000	Conseco Finance, Series 2002-C BF1 (c)	8.00	06/15/32	1,055,146
49,473	Continental Airlines, Inc. (f)	7.46	04/01/15	47,000
850,000	Continental Airlines, Inc.	9.00	07/08/16	909,500
100,000	Continental Airlines, Inc. (f)	5.98	04/19/22	96,500
86,290	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1 (f)	6.50	10/25/34	72,774
285,932	Countrywide Alternative Loan Trust, Series 2005-43 4A1 (c)(f)	5.64	10/25/35	178,137
110,775	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (f)	5.50	11/25/35	82,939
444,020	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (c)(f)	0.55	12/25/36	216,558
83,722	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (f)	5.25	05/25/21	60,151
2,263,103	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (c)	2.50	08/25/46	1,124,222
812,961	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (c)	0.39	02/25/47	399,497
871,003	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (c)	0.32	04/25/47	748,220
1,027,000	Countrywide Asset-Backed Certificates, Series 2007-7 2A2 (c)	0.39	10/25/47	651,017
114,450	Countrywide Asset-Backed Certificates, Series 2007-9 2A1 (c)(f)	0.29	06/25/47	103,909
1,740,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (c)	0.35	06/25/47	1,117,892
683,267	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (c)	1.13	10/25/47	440,378
1,899,059	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (c)	3.97	04/20/35	1,281,850
1,088,282	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (c)(f)	5.51	06/25/47	766,692
543,338	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (c)(f)	5.95	06/25/47	427,998
148,277	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (c)(f)	5.91	09/25/47	107,152
672,366	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB2 3A1 (c)(f)	5.33	02/25/47	326,941
33,027	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (c)(f)	3.52	10/25/33	27,511
200,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5 A3 (c)(f)	5.10	08/15/38	196,093
1,360,993	Credit Suisse Mortgage Capital Certificates, Series 2006-6 2A1 (c)(f)	0.83	07/25/36	614,800
339,989	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1 (f)	6.00	10/25/21	227,142
2,210,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3 (f)	5.47	09/15/39	1,898,202
1,930,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3 (f)	5.31	12/15/39	1,614,723
1,455,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (c)	0.38	05/25/36	618,725
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (c)	0.34	10/25/36	962,001
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 M2 (c)	0.53	10/25/36	9,259
564,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (c)	0.34	11/25/36	202,639
845,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (c)	0.46	11/25/36	293,558
1,563,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB4 M1 (c)	0.55	04/25/37	17,764
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (c)	0.48	04/25/37	464,572
1,300,000	CW Capital Cobalt, Ltd., Series 2006-C1 A4	5.22	08/15/48	1,136,575
500,000	CW Capital Cobalt, Ltd., Series 2007-C3 AJ (c)	5.82	05/15/46	231,739
550,000	Delta Air Lines, Inc.	7.57	11/18/10	555,500
362,892	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2 A5B (h)	6.09	06/25/36	201,124
1,447,199	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (c)	0.39	01/25/47	429,014
2,250,546	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (c)	1.00	04/25/47	1,221,106
127,553	Dynegy Roseton/Danskammer Pass Through Trust, Series A (f)	7.27	11/08/10	127,393
995,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B (f)	7.67	11/08/16	960,175
1,200,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (c)	0.42	04/25/37	508,904
77,935	Equity One ABS, Inc., Series 2002-4 M1 (c)(f)	5.22	02/25/33	47,460
2,800,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (c)	0.38	08/25/36	1,204,544
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (c)(f)	0.46	12/25/37	10,011
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (c)	0.37	01/25/38	393,993
1,331,659	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (c)	2.79	05/25/35	893,491
846,171	First Horizon Alternative Mortgage Securities, Series 2006-AA2 2A1 (c)(f)	6.08	05/25/36	402,710
221,897	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (c)(f)	0.60	02/25/37	110,008
1,130,000	First Horizon Asset Securities, Inc., Series 2005-AR6 2A1B (c)	5.53	01/25/36	727,956
376,572	FPL Energy National Wind Portfolio, LLC (b)(f)	6.13	03/25/19	357,741
272,435	FPL Energy Wind Funding, LLC (b)(f)	6.88	06/27/17	265,624
200,000	GE Capital Commercial Mortgage Corp., Series 2006-C1 A3 (c)(f)	5.34	03/10/44	198,264
423,142	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	404,436
1,305,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (c)	5.92	07/10/38	1,192,811
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4 (f)	5.44	03/10/39	159,443
1,630,000	GSAA Trust, Series 2005-7 AF3 (c)	4.75	05/25/35	1,259,300
1,080,248	GSAA Trust, Series 2005-12 AF3 (c)	5.07	09/25/35	872,922
1,500,000	GSAA Trust, Series 2006-9 A4A (c)	0.47	06/25/36	592,913
2,503,163	GSAA Trust, Series 2007-3 1A1B (c)	0.33	03/25/47	217,991
1,650,000	GSAA Trust, Series 2007-5 2A3A (c)	0.55	04/25/37	754,703
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (c)(f)	3.89	08/25/34	1,126,209
22,521	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (c)(f)	0.63	11/19/34	14,497
238,502	Harborview Mortgage Loan Trust, Series 2006-3 2A1A (c)(f)	6.32	06/19/36	143,246
2,150,400	Harborview Mortgage Loan Trust, Series 2007-5 A1A (c)	0.42	09/19/37	1,118,971
900,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-3 A4 (c)	0.47	03/20/36	566,619
99,238	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4 A2F (f)(h)	5.32	03/20/36	98,873
800,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4 A3V (c)	0.38	03/20/36	714,481
625,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M1 (c)	0.61	03/20/36	337,746
2,200,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M2 (c)	0.71	03/20/36	975,487
1,300,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2 M1 (c)(f)	0.54	07/20/36	498,390
1,000,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2 M2 (c)	0.60	07/20/36	356,054
757,918	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 APT (c)(f)	1.43	11/20/36	645,552
1,390,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 M1 (c)	2.48	11/20/36	713,129
317,653	Homebanc Mortgage Trust, Series 2004-1 2A (c)	1.09	08/25/29	192,058
373,994	HSBC Asset Loan Obligation, Series 2007-AR2 2A1 (c)(f)	5.93	09/25/37	198,140
1,540,000	Indiantown Cogeneration LP (f)	9.77	12/15/20	1,515,345
131,050	Indymac INDA Mortgage Loan Trust, Series 2006-AR1 A1 (c)(f)	5.86	08/25/36	124,460
384,407	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (c)(f)	6.16	11/25/37	266,793
913,250	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (c)	0.66	09/25/34	576,947
531,923	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (c)(f)	3.56	05/25/35	278,249
630,356	Indymac Index Mortgage Loan Trust, Series 2006-AR3 2A1A (c)(f)	5.98	03/25/36	326,735
413,932	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (c)	4.18	05/25/36	203,104
639,973	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (c)(f)	5.86	05/25/36	303,173
1,557,026	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (c)(f)	5.94	08/25/36	846,272
132,336	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (c)(f)	5.91	09/25/36	74,380
279,436	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (c)(f)	0.40	11/25/36	141,167
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (c)(f)	5.49	12/25/35	139,981
1,152,135	Indymac Index Mortgage Loan Trust, Series 2007-AR5 1A1 (c)	5.59	05/25/37	627,522
1,350,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (c)	0.55	04/25/47	576,893
1,578,601	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (c)	0.65	08/15/16	1,215,522
1,835,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (c)	6.30	09/25/36	863,786
1,240,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (c)	6.05	11/25/36	712,662
469,593	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (c)	0.33	06/25/37	378,669
165,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 A4 (c)(f)	5.87	04/15/45	159,330
1,870,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A4	5.44	06/12/47	1,633,399
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 A4 (c)	5.75	02/12/49	877,415
400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 AJ (c)	5.75	02/12/49	205,609
200,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11 AJ (c)	5.82	06/15/49	94,280
2,615,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 A4 (c)(f)	5.88	02/15/51	2,270,949
454,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 AJ (c)	6.06	02/15/51	228,935
2,005,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX A3 (f)	5.42	01/15/49	1,696,189
1,380,000	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A4 (c)	0.37	07/25/36	845,367
3,450,135	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (c)(f)	0.53	01/25/36	1,164,883
2,600,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)(f)	0.44	03/25/37	1,017,441
1,200,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A3 (c)	0.34	02/25/37	513,303
1,610,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH5 A3 (c)(f)	0.34	05/25/37	827,425
900,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (c)	0.51	03/25/47	316,052
120,000	JP Morgan Mortgage Trust, Series 2005-A3 11A2 (c)(f)	4.49	06/25/35	86,084
1,120,648	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (c)(f)	5.43	08/25/35	1,010,395
200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (c)(f)	5.76	04/25/36	145,658
2,500,000	JP Morgan Mortgage Trust, Series 2006-A2 2A4 (c)(f)	5.76	04/25/36	1,891,763
273,218	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (c)(f)	5.77	04/25/37	215,446
330,000	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A4 (c)(f)	5.12	11/15/32	325,367
308,008	Lehman XS Trust, Series 2005-6 1A1 (c)	0.49	11/25/35	152,234
1,893,518	Lehman XS Trust, Series 2006-14N 3A2 (c)(f)	0.35	08/25/36	805,317
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (c)	0.43	07/25/47	473,588
1,138,651	Lehman XS Trust, Series 2007-16N 2A2 (c)(f)	1.08	09/25/47	623,365
1,700,000	Mastr Adjustable Rate Mortgages Trust, Series 2004-13 3A7 (c)(f)	3.10	11/21/34	1,382,058
1,250,000	Mastr Asset Backed Securities Trust, Series 2006-AM3 A4 (c)	0.47	10/25/36	394,439
885,000	Mastr Asset Backed Securities Trust, Series 2007-HE1 A3 (c)	0.44	05/25/37	352,065
26,680	Mastr Seasoned Securities Trust, Series 2004-1 4A1 (c)(f)	3.72	10/25/32	25,444
1,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (c)	5.17	12/12/49	1,018,995
2,560,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7 A4 (c)	5.75	06/12/50	2,152,471
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (c)	0.48	04/25/37	477,082
1,688,600	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (c)(f)	0.41	06/25/37	641,003
2,000,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (c)	0.48	06/25/37	767,185
1,500,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (c)	0.48	07/25/37	495,829
143,000	Merrill Lynch Mortgage Trust, Series 2007-C1 AJ (c)	5.83	06/12/50	67,347
627,170	Mid-State Trust, Series 2006-1 A (b)	5.79	10/15/40	627,040
1,001,760	Midwest Generation, LLC	8.56	01/02/16	1,011,778
4,135,000	Morgan Stanley ABS Capital I, Series 2006-HE3 A2D (c)	0.48	04/25/36	1,348,138
4,000,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (c)	0.52	02/25/36	1,483,388
890,000	Morgan Stanley Capital I, Series 2006-T21 A4 (c)(f)	5.16	10/12/52	835,572
1,365,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	1,166,500
4,827	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE A2 (c)(f)	7.57	11/15/36	4,823
700,000	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (c)	5.96	06/25/36	395,089
2,070,000	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	1,194,261
362,280	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (f)	6.00	10/25/37	244,976
165,000	Nationstar Home Equity Loan Trust, Series 2006-B AV3 (c)(f)	0.40	09/25/36	98,789
2,300,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (c)	0.38	03/25/37	890,403
1,130,000	Nationstar Home Equity Loan Trust, Series 2007-C 2AV2 (c)(f)	0.36	06/25/37	709,330
1,100,000	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (c)	0.57	04/25/37	346,092
100,000	Northwest Airlines, Inc. (f)	6.84	04/01/11	98,750
670,868	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (c)	5.64	12/25/35	542,138
1,269,145	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (c)	0.50	07/25/36	526,223
1,433,392	Option One Mortgage Loan Trust, Series 2006-3 2A2 (c)	0.33	02/25/37	882,367
1,620,000	Option One Mortgage Loan Trust, Series 2007-4 2A3 (c)	0.47	04/25/37	528,990
750,000	Option One Mortgage Loan Trust, Series 2007-5 2A4 (c)	0.53	05/25/37	253,678
1,335,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (c)	0.41	07/25/37	475,412
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (c)	0.48	07/25/37	252,788
1,020,000	Popular ABS Mortgage Pass-Through Trust, Series 2005-6 A5 (h)	6.09	01/25/36	506,422
1,745,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (c)(f)	0.54	06/25/47	644,186
1,030,000	Prudential Holdings, LLC (b)(f)	8.70	12/18/23	1,104,873
1,164,019	Reliant Energy Mid-Atlantic Power Holdings, LLC(f)	9.24	07/02/17	1,213,489
683,672	Residential Accredit Loans, Inc., Series 2005-QA12 NB4 (c)(f)	5.74	12/25/35	363,432
966,883	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (c)	0.63	10/25/45	498,073
947,655	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (c)(f)	1.54	01/25/46	503,204
692,392	Residential Accredit Loans, Inc., Series 2006-QS7 A1 (f)	6.00	06/25/36	352,771
605,401	Residential Accredit Loans, Inc., Series 2006-QS12 2A18 (f)	5.75	09/25/36	481,773
297,209	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	187,509
628,008	Residential Accredit Loans, Inc., Series 2007-QS8 A10	6.00	06/25/37	443,372
581,790	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	495,616
306,670	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	165,581
1,615,000	Saxon Asset Securities Trust, Series 2006-3 A3 (c)	0.40	10/25/46	698,201
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (c)	0.38	01/25/47	522,322
250,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (c)(f)	0.38	12/25/36	96,572
2,260,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (c)	0.37	01/25/37	876,832
401,812	Soundview Home Equity Loan Trust, Series 2006-EQ1 A2 (c)	0.34	10/25/36	374,942
1,930,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A3 (c)	0.39	10/25/36	956,434
1,200,000	Soundview Home Equity Loan Trust, Series 2006-OPT1 2A4 (c)	0.50	03/25/36	618,709
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (c)	0.53	01/25/37	417,906
1,075,000	Soundview Home Equity Loan Trust, Series 2007-OPT1 2A2 (c)	0.38	06/25/37	420,529
3,349,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (c)	0.48	07/25/37	1,128,077
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (c)	0.50	07/25/37	1,991
1,350,000	Soundview Home Equity Loan Trust, Series 2007-OPT5 2A4 (c)	0.47	07/25/36	456,259
500,000	Soundview Home Equity Loan Trust, Series 2007-OPT5 M2 (b)(c)	2.38	10/25/37	36,392
686,345	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (c)(f)	5.62	02/25/36	468,821
121,508	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (c)(f)	5.69	04/25/47	77,990
2,449,594	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (c)	0.43	10/25/36	1,287,130
2,098,533	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (c)	0.42	09/25/47	1,104,746
873,590	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (c)	2.04	08/25/47	476,333
1,850,000	Structured Asset Securities Corp., Series 2007-BC3 2A2 (c)(f)	0.37	05/25/47	1,002,803
15,161,792	The FINOVA Group, Inc. (d)	7.50	11/15/09	928,660
1,126,026	Thornburg Mortgage Securities Trust, Series 2007-3 3A1 (c)	0.45	06/25/47	892,545
56,589	UAL Pass Through Trust, Series 2000-2 (f)	7.19	04/01/11	56,447
448,899	UAL Pass Through Trust, Series 2001-1 (f)	6.93	09/01/11	453,388
900,000	United Air Lines, Inc.	10.40	11/01/16	948,375
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (c)(f)	5.13	08/15/35	338,531
85,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28 A4 (f)	5.57	10/15/48	78,855
19,717	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (c)(f)	2.77	01/25/33	18,085
268,579	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (c)(f)	5.05	12/25/35	245,816
115,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR16 1A4A (c)(f)	5.09	12/25/35	90,931
498,574	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (c)(f)	5.72	10/25/36	377,433
298,540	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (c)(f)	5.56	12/25/36	212,384
590,195	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (c)(f)	5.31	03/25/37	470,513
862,442	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (c)	5.46	04/25/37	604,059
1,922,234	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (c)(f)	1.33	02/25/47	962,339
1,008,636	WaMu Mortgage Pass Through Certificates, Series 2007-OA4 1A (c)(f)	1.31	05/25/47	529,867
1,981,008	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (c)	1.35	07/25/47	1,012,306
927,536	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (c)	0.78	05/25/35	511,442
661,334	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (c)	0.73	06/25/35	406,137
1,701,156	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	1,057,821
1,392,750	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1 A4 (c)	0.55	01/25/47	476,374
462,379	Wells Fargo Home Equity Trust, Series 2006-3 A2 (c)	0.38	01/25/37	312,306
2,694,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (c)(f)	0.44	01/25/37	848,675

Total Asset Backed Obligations (Cost $149,453,057)				140,118,468

Corporate Convertible Bonds - 19.3%

Consumer Discretionary - 2.4%

5,297,000	AirTran Holdings, Inc. (f)	5.25	11/01/16	5,780,351
2,693,000	AMR Corp. (f)	6.25	10/15/14	2,804,086
1,308,000	Charming Shoppes, Inc. (f)	1.13	05/01/14	981,000
1,000,000	Empire Resorts, Inc. (f)	8.00	07/31/14	320,000
3,300,000	Ford Motor Co. (f)	4.25	11/15/16	4,153,875
773,000	Ford Motor Co. (f)	4.25	12/15/36	979,778
4,766,000	Gaylord Entertainment Co. (b)(f)	3.75	10/01/14	4,879,193
330,000	Group 1 Automotive, Inc. (f)	2.25	06/15/36	254,513
389,000	Iconix Brand Group, Inc. (f)	1.88	06/30/12	349,614
2,000,000	Jakks Pacific, Inc. (b)(f)	4.50	11/01/14	2,067,500
2,500,000	Navistar International Corp. (f)	3.00	10/15/14	2,596,875
394,000	Penske Auto Group, Inc.	3.50	04/01/26	399,418
1,875,000	Saks, Inc. (f)	2.00	03/15/24	1,558,594
539,000	School Specialty, Inc. (f)	3.75	11/30/26	514,071
1,037,000	Smithfield Foods, Inc. (f)	4.00	06/30/13	1,025,334
1,808,000	Sonic Automotive, Inc. (f)	5.00	10/01/29	1,961,680
5,276,000	Titan International, Inc. (b)(f)	5.63	01/15/17	5,599,155
3,000,000	TRW Automotive, Inc. (b)(f)	3.50	12/01/15	3,303,750
299,000	Wyndham Worldwide Corp. (f)	3.50	05/01/12	504,189
				40,032,976

Consumer Staples - 3.9%

2,000,000	BioMarin Pharmaceutical, Inc. (f)	2.50	03/29/13	2,567,500
5,500,000	CBIZ, Inc. (f)	3.13	06/01/26	5,348,750
1,623,000	Central European Distribution Corp. (f)	3.00	03/15/13	1,385,636
4,589,000	Chemed Corp. (f)	1.88	05/15/14	4,015,375
248,000	Chiquita Brands International, Inc. (f)	4.25	08/15/16	262,570
3,178,000	Coinstar, Inc. (f)	4.00	09/01/14	3,178,000
5,500,000	Endo Pharmaceuticals Holdings, Inc. (b)(f)	1.75	04/15/15	5,128,750
1,157,000	Euronet Worldwide, Inc. (f)	3.50	10/15/25	1,086,134
3,000,000	Greatbatch, Inc. (f)	2.25	06/15/13	2,576,250
315,000	Hertz Global Holdings, Inc. (f)	5.25	06/01/14	515,025
2,600,000	Hologic, Inc. (f)	2.00	12/15/37	2,232,750
6,200,000	Ingersoll-Rand Global Holding Co., Ltd.(f)	4.50	04/15/12	12,756,500
1,078,000	Invacare Corp. (f)	4.13	02/01/27	1,238,353
1,000,000	Live Nation, Inc. (b)(f)	2.88	07/15/27	780,000
1,250,000	Live Nation, Inc. (f)	2.88	07/15/27	975,000
4,500,000	Mylan, Inc. (b)	3.75	09/15/15	6,946,875
92,000	Onyx Pharmaceuticals, Inc. (f)	4.00	08/15/16	97,865
670,000	PHH Corp. (b)(f)	4.00	09/01/14	634,825
3,173,000	Regis Corp. (f)	5.00	07/15/14	3,926,588
2,366,000	Sotheby's	3.13	06/15/13	2,309,808
3,035,000	Spartan Stores, Inc. (f)	3.38	05/15/27	2,405,238
665,000	Spartan Stores, Inc. (b)(f)	3.38	05/15/27	527,013
917,000	Teradyne, Inc. (f)	4.50	03/15/14	1,939,455
1,937,000	Theravance, Inc. (f)	3.00	01/15/15	1,535,073
				64,369,333

Energy - 0.6%

420,000	Chesapeake Energy Corp.	2.50	05/15/37	378,000
2,000,000	Covanta Holding Corp. (b)(f)	3.25	06/01/14	2,315,000
664,000	Exterran Holdings, Inc. (f)	4.25	06/15/14	780,200
1,672,000	Global Industries, Ltd. (f)	2.75	08/01/27	1,042,910
778,000	GMX Resources, Inc. (f)(g)	5.00	02/01/13	689,846
1,690,000	International Coal Group, Inc. (f)	9.00	08/01/12	1,859,000
1,606,000	Peabody Energy Corp. (f)	4.75	12/15/41	1,630,090
930,000	Penn Virginia Corp. (f)	4.50	11/15/12	885,825
1,400,000	Western Refining, Inc. (f)	5.75	06/15/14	1,114,750
				10,695,621

Financial - 1.0%

452,000	Affiliated Managers Group, Inc.	3.95	08/15/38	448,045
1,500,000	AmeriCredit Corp.	0.75	09/15/11	1,393,125
400,000	Boston Properties LP	2.88	02/15/37	394,500
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/14	1,823,138
1,211,000	Forest City Enterprises, Inc. (b)(f)	5.00	10/15/16	1,323,018
3,080,000	Icahn Enterprises LP	4.00	08/15/13	2,556,400
392,000	Janus Capital Group, Inc. (f)	3.25	07/15/14	474,320
401,000	Jefferies Group, Inc. (f)	3.88	11/01/29	397,993
1,807,000	Leucadia National Corp.	3.75	04/15/14	2,181,953
734,000	MF Global, Ltd.	9.00	06/20/38	822,998
1,308,000	MF Global, Ltd. (f)	9.00	06/20/38	1,466,595
900,000	NASDAQ OMX Group, Inc.	2.50	08/15/13	848,250
2,000,000	Penson Worldwide, Inc. (b)(f)	8.00	06/01/14	2,432,500
755,000	Washington Real Estate Investment Trust	3.88	09/15/26	743,675
				17,306,510

Healthcare - 3.8%

1,142,000	American Medical Systems Holdings, Inc. (f)	3.25	07/01/36	1,297,598
3,964,000	American Medical Systems Holdings, Inc. (f)	4.00	09/15/41	4,811,305
400,000	ATS Medical, Inc. (b)(f)	6.00	10/15/25	398,000
1,850,000	ATS Medical, Inc. (f)	6.00	10/15/25	1,840,750
6,000,000	Cubist Pharmaceuticals, Inc. (f)	2.25	06/15/13	5,632,500
2,000,000	Incyte Corp., Ltd. (b)(f)	4.75	10/01/15	2,620,000
4,200,000	Insulet Corp. (f)	5.38	06/15/13	4,037,250
5,100,000	Isis Pharmaceuticals, Inc. (f)	2.63	02/15/27	5,202,000
5,040,000	Kinetic Concepts, Inc. (b)(f)	3.25	04/15/15	5,002,200
1,245,000	King Pharmaceuticals, Inc. (f)	1.25	04/01/26	1,159,406
2,428,000	LifePoint Hospitals, Inc. (f)	3.50	05/15/14	2,273,215
2,334,000	Molina Healthcare, Inc. (f)	3.75	10/01/14	2,048,085
2,700,000	NovaMed, Inc. (f)	1.00	06/15/12	2,143,125
1,169,000	NuVasive, Inc. (b)(f)	2.25	03/15/13	1,160,232
392,000	OSI Pharmaceuticals, Inc. (b)(f)	3.00	01/15/38	362,600
836,000	OSI Pharmaceuticals, Inc. (f)	3.00	01/15/38	773,300
5,000,000	PDL BioPharma, Inc. (f)	2.00	02/15/12	4,893,750
4,000,000	PSS World Medical, Inc. (b)(f)	3.13	08/01/14	4,895,000
1,352,000	SonoSite, Inc. (f)	3.75	07/15/14	1,291,160
6,010,000	Viropharma, Inc. (f)	2.00	03/15/17	4,394,812
1,283,000	West Pharmaceutical Services, Inc. (f)	4.00	03/15/47	1,084,135
7,729,000	Wright Medical Group, Inc. (f)	2.63	12/01/14	6,801,520
				64,121,943

Industrial - 1.5%

2,100,000	AAR Corp. (f)	1.75	02/01/26	2,121,000
4,000,000	Biovail Corp. (b)(f)	5.38	08/01/14	4,670,000
1,500,000	C&D Technologies, Inc. (f)	5.25	11/01/25	890,624
477,000	Eastman Kodak Co. (b)(f)	7.00	04/01/17	437,647
138,000	GenCorp, Inc. (b)(f)	4.06	12/31/39	141,622
5,000,000	Goldcorp, Inc. (b)(f)	2.00	08/01/14	5,768,750
500,000	LeCroy Corp. (b)(f)	4.00	10/15/26	428,125
2,900,000	LeCroy Corp. (f)	4.00	10/15/26	2,483,125
307,000	Sterlite Industries India, Ltd. (f)	4.00	10/30/14	323,885
1,500,000	Terex Corp. (f)	4.00	06/01/15	2,171,250
2,128,000	Textron, Inc. (f)	4.50	05/01/13	3,439,380
2,613,000	Trinity Industries, Inc. (f)	3.88	06/01/36	1,966,282
				24,841,690

Information Technology - 2.9%

141,000	Advanced Micro Devices, Inc. (f)	5.75	08/15/12	139,766
1,950,000	Advanced Micro Devices, Inc. (f)	6.00	05/01/15	1,764,750
625,000	CACI International, Inc. (b)(f)	2.13	05/01/14	667,969
3,896,000	CACI International, Inc. (f)	2.13	05/01/14	4,163,850
3,200,000	Epicor Software Corp. (f)	2.38	05/15/27	2,728,000
2,500,000	Maxtor Corp. (f)	2.38	08/15/12	2,962,500
4,293,000	Mentor Graphics Corp. (f)	6.25	03/01/26	4,223,239
2,615,000	Micron Technology, Inc. (f)	1.88	06/01/14	2,530,012
5,750,000	ON Semiconductor Corp. (f)	1.88	12/15/25	7,970,937
165,000	ON Semiconductor Corp. (b)(f)	2.63	12/15/26	184,181
523,000	ON Semiconductor Corp. (f)	2.63	12/15/26	583,799
411,000	Rambus, Inc. (f)	5.00	06/15/14	617,527
778,000	SanDisk Corp. (f)	1.00	05/15/13	652,547
2,750,000	SYNNEX Corp. (b)(f)	4.00	05/15/18	3,427,187
2,269,000	Take-Two Interactive Software, Inc.(f)	4.38	06/01/14	2,677,420
1,158,000	THQ, Inc. (b)(f)	5.00	08/15/14	1,091,415
2,000,000	Veeco Instruments, Inc. (f)(g)	4.13	04/15/12	2,672,040
265,000	Verigy, Ltd. (b)(f)	5.25	07/15/14	323,300
7,599,000	Virgin Media, Inc. (b)(f)	6.50	11/15/16	9,042,810
				48,423,249

Materials - 0.4%

700,000	Anglo American PLC	4.00	05/07/14	1,219,183
3,436,000	Jaguar Mining, Inc. (b)(f)	4.50	11/01/14	3,783,895
455,000	Steel Dynamics, Inc. (f)	5.13	06/15/14	578,419
768,000	United States Steel Corp. (f)	4.00	05/15/14	1,442,880
				7,024,377

Telecommunications - 2.8%

2,326,000	ADC Telecommunications, Inc. (f)	3.50	07/15/17	1,584,587
6,250,000	Alaska Communications Systems Group, Inc. (f)	5.75	03/01/13	5,742,187
2,000,000	Ciena Corp. (f)	0.25	05/01/13	1,520,000
2,549,000	Ciena Corp. (f)	0.88	06/15/17	1,487,979
2,000,000	CommScope, Inc. (f)	3.25	07/01/15	2,377,500
4,000,000	Comtech Telecommunications Corp. (b)(f)	3.00	05/01/29	4,660,000
5,000,000	Earthlink, Inc. (f)	3.25	11/15/26	5,493,750
1,561,000	Equinix, Inc. (f)(h)	3.00	10/15/14	1,818,565
2,125,000	Equinix, Inc. (f)	4.75	06/15/16	3,134,375
4,561,000	Finisar Corp. (b)(f)	5.00	10/15/29	5,028,502
353,000	Interpublic Group of Cos., Inc.	4.25	03/15/23	352,559
1,107,000	Leap Wireless International Inc. (b)	4.50	07/15/14	921,577
889,000	Leap Wireless International, Inc. (f)	4.50	07/15/14	740,093
835,000	Liberty Media LLC	3.13	03/30/23	844,394
446,000	SBA Communications Corp.	1.88	05/01/13	459,937
450,000	SBA Communications Corp. (f)	1.88	05/01/13	464,062
2,593,000	TeleCommunication Systems, Inc. (b)(f)	4.50	11/01/14	3,124,565
1,506,000	tw telecom, inc.	2.38	04/01/26	1,666,012
3,700,000	WebMD Health Corp. (f)	3.13	09/01/25	4,213,375
1,334,000	XM Satellite Radio, Inc. (b)(f)	7.00	12/01/14	1,037,185
				46,671,204

Total Corporate Convertible Bonds (Cost $280,805,624)				323,486,903

Corporate Non-Convertible Bonds - 4.4%

Consumer Discretionary - 0.6%

500,000	Continental Airlines, Inc. (f)	6.90	04/19/22	435,000
1,040,000	Delta Air Lines, Inc. (b)(f)	9.50	09/15/14	1,085,500
870,000	Delta Air Lines, Inc. (f)	7.11	09/18/11	877,612
300,000	DPH Holdings Corp. (d)	6.50	08/15/13	5,250
1,216,000	Jarden Corp.	7.50	05/01/17	1,219,040
1,200,000	Lear Corp. (d)	8.50	12/01/13	37,500
1,500,000	Ltd. Brands, Inc.	7.60	07/15/37	1,342,500
365,000	Royal Caribbean Cruises, Ltd.	8.00	05/15/10	373,213
2,138,000	Saks, Inc.	9.88	10/01/11	2,247,573
2,028,000	WMG Holdings Corp. (h)	9.50	12/15/14	2,063,490
				9,686,678

Energy - 0.3%

770,000	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. (f)	12.13	08/01/17	877,800
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	490,713
500,000	CenterPoint Energy Resources Corp.	6.00	05/15/18	514,238
910,000	Chesapeake Energy Corp. (f)	7.00	08/15/14	925,925
582,000	Chesapeake Energy Corp.	7.25	12/15/18	589,275
500,000	The Williams Cos., Inc.	8.75	01/15/20	597,524
455,000	The Williams Cos., Inc. (f)	7.88	09/01/21	522,922
300,000	Valero Energy Corp.	9.38	03/15/19	357,392
550,000	Valero Energy Corp.	7.50	04/15/32	567,155
275,000	Valero Energy Corp.	10.50	03/15/39	354,273
				5,797,217

Financial - 2.4%

155,000	Allied World Assurance Co. Holdings, Ltd. (f)	7.50	08/01/16	165,731
615,000	BAC Capital Trust XV (c)(f)	1.06	06/01/56	396,874
20,000	Bank of America Corp. (f)	5.65	05/01/18	20,346
890,000	BankAmerica Capital III (c)(f)	0.85	01/15/27	620,940
420,000	Capital One Capital V (f)	10.25	08/15/39	489,516
195,000	Capital One Financial Corp. (f)	5.70	09/15/11	204,905
60,000	Centro NP LLC (f)	5.13	09/15/12	42,900
975,000	Chase Capital II (c)	0.78	02/01/27	697,499
1,355,000	Chase Capital III (c)(f)	0.81	03/01/27	967,858
339,000	Citigroup Capital XXI (c)	8.30	12/21/57	327,982
1,200,000	Citigroup Funding, Inc. (c)	0.61	04/30/12	1,211,863
135,000	Citigroup, Inc. (f)	6.50	08/19/13	143,917
400,000	Citigroup, Inc. (c)	0.56	11/05/14	361,293
150,000	Citigroup, Inc. (f)	5.85	08/02/16	147,059
700,000	Citigroup, Inc. (c)	1.97	05/15/18	651,426
90,000	Citigroup, Inc. (f)	6.13	05/15/18	90,633
300,000	Citigroup, Inc.	8.50	05/22/19	347,003
1,550,000	Citigroup, Inc. (c)	0.81	08/25/36	876,147
94,000	Citigroup, Inc. (f)	6.88	03/05/38	94,104
1,050,000	City National Capital Trust I	9.63	02/01/40	1,118,072
75,000	Countrywide Financial Corp. (f)	4.50	06/15/10	76,261
340,000	Countrywide Financial Corp.	5.80	06/07/12	361,118
70,000	Countrywide Home Loans, Inc. (f)	4.00	03/22/11	71,512
845,000	Credit Suisse/Guernsey (c)(f)	0.96	05/29/49	562,981
100,000	Credit Suisse/New York NY (f)	5.50	05/01/14	108,625
660,000	Credit Suisse/New York NY (f)	6.00	02/15/18	691,691
965,000	Discover Bank/Greenwood DE	8.70	11/18/19	1,035,585
925,000	Duke Realty LP (f)	7.38	02/15/15	976,524
500,000	ERP Operating LP (f)	5.20	04/01/13	513,656
100,000	Fairfax Financial Holdings, Ltd. (f)	7.75	04/26/12	103,750
800,000	Farmers Exchange Capital (b)(f)	7.05	07/15/28	698,624
115,000	General Electric Capital Corp. (c)(f)	1.17	05/22/13	112,948
550,000	General Electric Capital Corp. (c)(f)	0.51	09/15/14	519,496
100,000	General Electric Capital Corp. (c)(f)	0.47	05/11/16	91,253
207,000	General Electric Capital Corp.	5.63	05/01/18	212,472
675,000	General Electric Capital Corp. (f)	6.88	01/10/39	699,287
190,000	GMAC, Inc. (b)	7.25	03/02/11	190,000
858,000	GMAC, Inc. (b)(c)(f)	2.46	12/01/14	691,763
150,000	HBOS PLC (b)	6.75	05/21/18	139,402
232,000	HCP, Inc. (f)	5.63	05/01/17	214,265
725,000	JPMorgan Chase Capital XIII (c)(f)	1.20	09/30/34	513,774
1,950,000	JPMorgan Chase Capital XXI (c)(f)	1.23	02/02/37	1,346,957
68,000	JPMorgan Chase & Co. (f)	6.40	05/15/38	75,110
450,000	JPMorgan Chase & Co. (c)	7.90	10/30/49	465,675
680,000	Lloyds Banking Group PLC (b)(c)	5.92	12/31/49	411,400
3,535,000	MBNA Capital B (c)	1.08	02/01/27	2,420,513
80,000	Merrill Lynch & Co, Inc. (c)(f)	8.68	05/02/17	82,052
80,000	Merrill Lynch & Co, Inc. (c)(f)	8.95	05/18/17	82,500
80,000	Merrill Lynch & Co, Inc. (c)(f)	9.57	06/06/17	83,404
201,000	MetLife, Inc. (f)	6.50	12/15/32	214,895
200,000	Morgan Stanley (c)	0.53	01/18/11	199,102
110,000	Morgan Stanley	5.05	01/21/11	114,120
155,000	Morgan Stanley (f)	6.75	04/15/11	164,220
40,000	Morgan Stanley (f)	6.60	04/01/12	43,543
1,380,000	Morgan Stanley (c)	0.60	06/20/12	1,394,700
125,000	Morgan Stanley (c)(f)	0.58	01/09/14	119,462
1,645,000	Morgan Stanley (f)	6.00	05/13/14	1,770,405
90,000	Morgan Stanley	4.20	11/20/14	90,161
125,000	Morgan Stanley (c)(f)	0.73	10/18/16	115,978
115,000	Nationsbank Cap Trust III (c)(f)	0.83	01/15/27	80,304
2,400,000	Nationwide Mutual Insurance Co. (b)(c)(f)	5.81	12/15/24	1,897,920
415,000	NB Capital Trust IV (f)	8.25	04/15/27	413,963
962,000	Nuveen Investments, Inc.	5.50	09/15/15	669,793
770,000	Raymond James Financial, Inc.	8.60	08/15/19	834,407
100,000	Shurgard Storage Centers, LLC (f)	7.75	02/22/11	105,257
49,000	Shurgard Storage Centers, LLC (f)	5.88	03/15/13	51,322
690,000	Simon Property Group LP	5.38	06/01/11	716,509
180,000	Simon Property Group LP (f)	5.75	05/01/12	189,192
250,000	The Bear Stearns Cos., Inc.	5.70	11/15/14	275,377
75,000	The Bear Stearns Cos., Inc.(f)	7.25	02/01/18	86,223
1,935,000	The Goldman Sachs Group, Inc. (c)	1.03	12/05/11	1,967,587
200,000	The Goldman Sachs Group, Inc. (c)	0.46	02/06/12	198,611
250,000	The Goldman Sachs Group, Inc.	5.13	01/15/15	262,979
100,000	The Goldman Sachs Group, Inc. (c)(f)	0.68	07/22/15	88,929
405,000	The Goldman Sachs Group, Inc. (f)	6.15	04/01/18	433,552
555,000	The Goldman Sachs Group, Inc. (f)	7.50	02/15/19	648,118
477,000	Thornburg Mortgage, Inc. (d)	8.00	05/15/13	33,986
130,000	Wachovia Bank NA (f)	6.00	11/15/17	136,290
1,100,000	Wachovia Corp. (c)	0.62	10/28/15	977,068
175,000	Washington Real Estate Investment Trust (f)	5.95	06/15/11	177,989
1,155,000	WEA Finance, LLC (b)(f)	7.50	06/02/14	1,300,948
15,000	WEA Finance, LLC (b)(f)	6.75	09/02/19	16,135
170,000	Weingarten Realty Investors (f)	4.99	09/03/13	163,037
635,000	Westfield Capital Corp. (b)	4.38	11/15/10	652,601
800,000	ZFS Finance USA Trust I (b)(c)	5.88	05/09/32	649,735
1,375,000	ZFS Finance USA Trust I (b)(c)(f)	6.15	12/15/65	1,265,000
				41,048,084

Information Technology - 0.1%

1,029,000	First Data Corp.	9.88	09/24/15	964,688
1,480,000	SunGard Data Systems, Inc.	9.13	08/15/13	1,524,400
				2,489,088

Materials - 0.0%

35,000	Barrick Gold Corp. (f)	6.95	04/01/19	39,476
110,000	Barrick Gold Finance Co. (f)	5.80	11/15/34	105,473
				144,949

Telecommunication Services - 0.2%

145,000	Cellco Partnership / Verizon Wireless Capital, LLC	8.50	11/15/18	180,149
1,065,000	Qwest Communications International, Inc. (f)	7.25	02/15/11	1,075,650
665,000	Qwest Corp. (f)	7.88	09/01/11	699,912
515,000	Sprint Nextel Corp. (c)	0.65	06/28/10	506,946
430,000	Time Warner Cable, Inc.	8.25	04/01/19	513,029
125,000	Verizon Communications, Inc. (f)	8.75	11/01/18	156,379
				3,132,065

Utilities - 0.7%

133,000	CenterPoint Energy Houston Electric, LLC (f)	7.00	03/01/14	151,567
130,000	Consolidated Edison Co. of New York, Inc. (f)	7.13	12/01/18	150,476
1,460,000	Edison Mission Energy (f)	7.00	05/15/17	1,160,700
1,520,000	KCP&L Greater Missouri Operations Co.	11.88	07/01/12	1,761,061
950,000	Mirant Americas Generation, LLC	9.13	05/01/31	859,750
415,000	Nisource Finance Corp. (f)	10.75	03/15/16	511,958
845,000	NRG Energy, Inc. (f)	7.25	02/01/14	857,675
145,000	Oncor Electric Delivery Co., LLC (b)(f)	6.80	09/01/18	161,330
400,000	PNM Resources, Inc.	9.25	05/15/15	422,500
80,000	Public Service Co. of New Mexico (f)	7.95	05/15/18	83,872
1,385,000	Sabine Pass LNG LP (f)	7.25	11/30/13	1,263,812
2,410,000	Southern Union Co. (c)(f)	7.20	11/01/66	2,072,600
400,000	Texas-New Mexico Power Co. (b)	9.50	04/01/19	492,715
1,150,000	The AES Corp. (b)(f)	8.75	05/15/13	1,184,500
122,000	Union Electric Co. (f)	6.70	02/01/19	134,926
				11,269,442

Total Corporate Non-Convertible Bonds (Cost $64,836,026)				73,567,523

Foreign Bond - 0.0%
10,100,000	Argentina Government International Bond (c) (Cost $415,346)	3.26	12/15/35	699,930

Interest-Only Bond - 0.0%
38,851,629	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (c) (cost $478,144)	0.55	05/15/41	526,463

Municipal Bonds - 0.0%
California - 0.0%
25,000	California State Build America Bonds (f)	7.55	04/01/39	24,252
150,000	California State Build America Bonds (f)	7.30	10/01/39	141,429
				165,681
Georgia - 0.0%
175,000	City of Atlanta, Georgia Airport Revenue, FSA Insured	5.25	01/01/15	189,983
Indiana - 0.0%
100,000	Indianapolis Local Public Improvement Bond, AMBAC Insured	5.00	01/01/15	105,079
Total Municipal Bonds (Cost $462,743)				460,743

Syndicated Loans - 0.1%
1,721,980	HCA, Inc.	1.75	11/18/12	1,653,101
500,000	HCA, Inc.	1.75	11/18/12	480,000
743,103	Tribune, Inc.	6.50	05/24/14	426,355
Total Syndicated Loans (Cost $2,103,240)				2,559,456

U.S. Government and Agency Obligations - 7.1%

Agency - 4.0%

720,000	FHLB (c)	0.14	03/26/10	720,069
2,800,000	FHLB (h)	0.75	10/05/11	2,807,977
31,000,000	FHLMC	1.63	04/26/11	31,343,697
31,000,000	FNMA (f)	1.88	04/20/12	31,340,380
				66,212,123

Discount Notes - 0.4%

2,485,000	FHLB Discount Note (e)	0.05	02/12/10	2,484,844
4,155,000	FHLB Discount Note (e)	0.07	02/19/10	4,154,830
				6,639,674

Interest-Only Bonds - 0.2%

10,096,338	Fannie Mae, Series 2005-92 US (c)	5.87	10/25/25	925,941
38,200,565	Freddie Mac, Series 3455 AI	1.39	12/15/13	726,735
10,318,964	GNMA, Series 2007-78 SG (c)	6.31	12/20/37	654,395
9,552,172	GNMA, Series 2009-61 SG (c)	6.47	08/20/39	652,807
				2,959,878

Mortgage Securities - 0.5%

230,731	FHLMC Pool # 1B3413 (c)(f)	5.89	05/01/37	245,702
18,866	FHLMC Pool # 1L0113 (c)(f)	3.82	05/01/35	19,408
281,244	FHLMC Pool # A72860 (f)	6.00	02/01/38	298,542
258,856	FHLMC Pool # G01864 (f)	5.00	01/01/34	266,554
198,379	FHLMC Pool # G02366 (f)	6.50	10/01/36	213,423
356,062	FHLMC Pool # G03436 (f)	6.00	11/01/37	378,261
226,987	FHLMC Pool # G03640 (f)	5.50	12/01/37	238,076
264,662	FHLMC Pool # G05119 (f)	6.50	09/01/38	283,587
237,964	FHLMC Pool # G13475 (f)	6.00	01/01/24	254,579
258,652	FHLMC Pool # H03161 (f)	6.50	08/01/37	276,192
37,301	FHLMC, Series 2433 SA (c)(f)	20.32	02/15/32	46,418
205,000	FHLMC, Series 2929 PE (f)	5.00	05/15/33	210,531
145,000	FNCL45-FNMA TBA	4.50	01/15/40	144,774
305,000	FNCL45-FNMA TBA	4.50	01/15/40	304,524
286,583	FNMA Pool # 254868 (f)	5.00	09/01/33	295,607
163,951	FNMA Pool # 545639 (f)	6.50	04/01/32	177,406
27,186	FNMA Pool # 555177 (c)(f)	3.26	01/01/33	28,118
3,190	FNMA Pool # 673743 (c)(f)	4.25	11/01/32	3,274
279,416	FNMA Pool # 725027 (f)	5.00	11/01/33	287,944
347,779	FNMA Pool # 734922 (f)	4.50	09/01/33	349,989
256,432	FNMA Pool # 735646 (f)	4.50	07/01/20	266,719
88,909	FNMA Pool # 735861 (f)	6.50	09/01/33	96,202
85,308	FNMA Pool # 735881 (f)	6.00	11/01/34	91,133
150,296	FNMA Pool # 764388 (c)(f)	4.94	03/01/34	159,328
215,071	FNMA Pool # 776708 (f)	5.00	05/01/34	221,433
68,995	FNMA Pool # 841741 (c)(f)	5.05	09/01/35	71,734
608,326	FNMA Pool # 888219 (f)	5.50	03/01/37	638,045
266,801	FNMA Pool # 888430 (f)	5.00	11/01/33	274,944
141,873	FNMA Pool # 895606 (c)(f)	5.78	06/01/36	151,159
457,867	FNMA Pool # 897164 (f)	6.50	08/01/36	491,420
482,470	FNMA Pool # 962723 (f)	5.50	04/01/38	505,664
522,380	FNMA Pool # 963997 (f)	5.50	06/01/38	547,492
461,676	FNMA Pool # 974148 (f)	5.50	02/01/38	483,870
115,937	FNMA, Series 2001-52 YZ (f)	6.50	10/25/31	126,061
57,984	FNMA, Series 2001-81 QG (f)	6.50	01/25/32	62,947
225,000	FNMA, Series 2006-4 WE (f)	4.50	02/25/36	213,954
12,151	GNMA II Pool # 80610 (c)(f)	4.38	06/20/32	12,491
31,882	GNMA II Pool # 81136 (c)(f)	4.25	11/20/34	32,952
41,460	GNMA II Pool # 81432 (c)(f)	3.63	08/20/35	41,922
47,631	GNMA II Pool # 81435 (c)(f)	3.63	08/20/35	48,182
				8,860,561

Principal Only Bond - 0.0%

335,000	U.S. Treasury Strip (f)(i)	0.00	11/15/27	141,100

U.S. Treasury Securities - 2.0%

155,000	U.S. Treasury Bill (i)	0.05	02/18/10	154,998
31,000,000	U.S. Treasury Bill (i)	0.15 - 0.48	04/08/10	30,994,327
230,000	U.S. Treasury Bond (f)	8.00	11/15/21	313,267
556,000	U.S. Treasury Inflation Index (f)	1.75	01/15/28	535,873
280,000	U.S. Treasury Inflation Index (f)	2.00	01/15/16	322,435
187,000	U.S. Treasury Inflation Index (f)	2.38	01/15/27	211,450
455,000	U.S. Treasury Note	3.75	11/15/18	454,964
1,180,000	U.S. Treasury Note (f)	2.63	06/30/14	1,188,943
				34,176,257

Total U.S. Government and Agency Obligations (Cost $117,887,042)				118,989,593

Total Fixed Income Securities (Cost $614,337,982)				660,409,079

Shares	Security Description			Value

Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (a)(j) (Cost $51,260)			19,050

Warrants - 0.0%
4,696	Lear Corp. (a) (Cost $308,259)			296,787

Investment Companies - 5.9%
50,529	BlackRock Credit Allocation Income Trust, Inc.			422,422
61,990	BlackRock Floating Rate Income Fund			865,380
8,285	CurrencyShares Australian Dollar Trust			746,230
52,110	Eaton Vance Limited Duration Income Fund			776,439
48,580	Energy Select Sector SPDR Fund			2,769,546
24,322	First Trust/Four Corners Senior Floating Rate Income Fund			293,810
43,890	iPath MSCI India Index ETN (a)			2,811,593
7,190	iShares Barclays 1-3 Year Treasury Bond Fund			596,411
22,455	iShares Barclays TIPS Bond Fund			2,333,075
13,500	iShares iBoxx $ High Yield Corporate Bond Fund			1,185,840
38,060	iShares MSCI Brazil Index Fund			2,839,657
208,620	iShares MSCI Canada Index Fund			5,492,965
50,540	iShares MSCI EAFE Index Fund			2,794,862
664,590	iShares MSCI Emerging Markets Index Fund (k)			27,580,485
180,370	iShares MSCI Hong Kong Index Fund			2,824,594
55,750	iShares MSCI Mexico Investable Market Index Fund			2,724,503
68,770	iShares MSCI Pacific ex-Japan Index Fund			2,845,015
59,410	iShares MSCI South Korea Index Fund			2,830,292
222,350	iShares MSCI Taiwan Index Fund			2,883,879
44,320	iShares Russell 2000 Index Fund			2,759,363
49,784	Pimco Floating Rate Strategy Fund			491,866
230,760	PowerShares DB Commodity Index Tracking Fund (a)			5,681,311
25,000	ProShares UltraShort 20+ Year Treasury (f)			1,250,000
102,470	SPDR Barclays Capital High Yield Bond ETF			3,985,058
25,920	SPDR Gold Trust (a)			2,781,475
18,500	Utilities Select Sector SPDR Fund			573,500
69,250	Van Kampen Senior Income Trust			292,235
362,790	Vanguard Emerging Markets ETF			14,874,390
7,400	WisdomTree Japan SmallCap Dividend Fund			283,716
Total Investment Companies (Cost $96,906,358)				98,589,912

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.4%

Commercial Paper - 0.4%
3,650,000	BNP Paribas Finance, Inc.	0.13	02/05/10	3,649,539
3,595,000	Rabobank USA Financial Corp.	0.13	02/04/10	3,594,559
Total Commercial Paper (Cost $7,244,098)				7,244,098

Total Short-Term Investments (Cost $7,244,098)				7,244,098

Contracts	Security Description	Strike Price	Expiration Date	Value

Purchased Options - 1.5%

Call Options Purchased - 1.4%
50	3M Co.	$ 40.00	01/11	213,500
221	Accenture PLC	20.00	01/10	475,150
150	Automatic Data Processing, Inc.	20.00	01/11	345,000
300	Bed Bath & Beyond, Inc.	20.00	01/10	559,500
240	Cemex SAB de CV	15.00	01/10	1,200
100	ConocoPhillips	40.00	01/10	110,750
900	CVS Caremark Corp.	31.00	02/10	184,500
1,420	CVS Caremark Corp.	40.00	02/10	7,100
200	CVS Caremark Corp.	15.00	01/11	345,000
100	CVS Caremark Corp.	25.00	01/11	85,000
130	Johnson & Johnson	35.00	01/10	386,100
140	Johnson & Johnson	50.00	01/10	201,250
1,500	Johnson & Johnson	65.00	01/10	66,000
2,900	Johnson & Johnson	70.00	01/10	11,600
398	Johnson & Johnson	40.00	01/11	978,085
170	Johnson & Johnson	50.00	01/11	260,100
73	Joy Global, Inc.	30.00	01/10	157,315
1,018	Lowe's Cos., Inc.	10.00	01/10	1,364,120
550	Lowe's Cos., Inc.	10.00	01/11	739,750
470	Lowe's Cos., Inc.	12.50	01/11	517,000
1,000	Medtronic, Inc.	40.00	01/10	440,000
2,250	Medtronic, Inc.	45.00	01/10	135,000
4,250	Pfizer, Inc.	20.00	03/10	110,500
295	Quest Diagnostics, Inc.	30.00	01/10	895,325
190	Royal Caribbean Cruises, Ltd.	20.00	01/10	100,700
300	Target Corp.	10.00	01/10	1,150,500
248	The Boeing Co.	55.00	01/10	17,360
105	The Coca-Cola Co.	30.00	01/10	287,438
100	The Coca-Cola Co.	25.00	01/11	323,750
650	The Coca-Cola Co.	30.00	01/11	1,779,375
86	The Procter & Gamble Co.	30.00	01/10	266,600
340	The Procter & Gamble Co.	30.00	01/11	1,024,250
50	The Procter & Gamble Co.	35.00	01/11	128,750
447	The Procter & Gamble Co.	40.00	01/11	954,345
177	The Walt Disney Co.	20.00	01/10	217,710
150	The Walt Disney Co.	15.00	01/10	258,750
217	United Parcel Service, Inc., Class B	50.00	01/10	168,609
1,120	UnitedHealth Group, Inc.	30.00	01/10	137,760
110	UnitedHealth Group, Inc.	25.00	01/10	60,775
1,230	Walgreen Co.	10.00	01/11	3,284,100
250	Walgreen Co.	22.50	01/11	361,250
475	Wal-Mart Stores, Inc.	30.00	01/10	1,113,875
3,050	Wal-Mart Stores, Inc.	60.00	01/10	3,050
3,150	Wal-Mart Stores, Inc.	60.00	03/10	34,650
3,800	Wal-Mart Stores, Inc.	55.00	03/10	376,200
900	Wal-Mart Stores, Inc.	57.50	03/10	29,700
1,053	Wal-Mart Stores, Inc.	30.00	01/11	2,474,550
4,800	Wells Fargo & Co.	30.00	07/10	892,800
Total Call Options Purchased (Premiums Paid $21,405,345)				24,035,692

Put Options Purchased - 0.1%
450	Ishares MSCI Emerging Market	40.00	06/10	132,300
500	SPDR Trust Series 1	50.00	12/10	11,500
1,000	SPDR Trust Series 1	110.00	12/10	985,000
1,200	Whole Foods Market, Inc.	25.00	02/10	93,600
Total Put Options Purchased (Premiums Paid $1,573,990)				1,222,400

Total Purchased Options (Premiums Paid $22,979,335)				25,258,092

Total Long Positions (Cost $1,281,347,171)				1,420,450,151

Total Long Positions - 84.6% (Cost $1,281,346,171)				$ 1,420,450,151
Total Short Positions - (29.3)% (Cost $(465,736,093))				(491,933,764)
Total Written Options - (0.2)% (Premiums Received $(5,825,660))				(3,634,511)
Other Assets & Liabilities, Net 44.9%				753,283,570
Net Assets - 100.00%				$ 1,678,165,446

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2009 (unaudited)

Shares	Security Description			Value

Short Positions - (29.3) %

Common Stock - (23.9) %

Consumer Discretionary - (3.8) %

(720,951)	AirTran Holdings, Inc.			$ (3,763,364)
(289,887)	AMR Corp.			(2,240,827)
(8,800)	Baxter International, Inc.			(516,384)
(174,100)	Biovail Corp.			(2,430,436)
(27,800)	BJ's Wholesale Club, Inc.			(909,338)
(34,700)	Brookdale Senior Living, Inc.			(631,193)
(22,100)	Brunswick Corp.			(280,891)
(31,222)	Bunge, Ltd.			(1,992,900)
(235,186)	Callaway Golf Co.			(1,773,302)
(37,653)	Charming Shoppes, Inc.			(243,615)
(9,900)	Cintas Corp.			(257,895)
(20,100)	Continental Airlines, Inc., Class B			(360,192)
(12,100)	CoStar Group, Inc.			(505,417)
(25,100)	Costco Wholesale Corp.			(1,485,167)
(13,200)	CRA International, Inc.			(351,780)
(26,600)	Dean Foods Co.			(479,864)
(2,914)	Dole Food Co., Inc.			(36,163)
(19,400)	DreamWorks Animation SKG, Inc., Class A			(775,030)
(29,100)	Emeritus Corp.			(545,625)
(56,887)	Empire Resorts, Inc.			(120,032)
(21,100)	Ethan Allen Interiors, Inc.			(283,162)
(532,224)	Ford Motor Co.			(5,322,240)
(18,475)	GameStop Corp, Class A			(405,342)
(172,175)	Gaylord Entertainment Co.			(3,400,456)
(23,500)	Genuine Parts Co.			(892,060)
(53,400)	Great Atlantic & Pacific Tea Co.			(629,586)
(6,900)	Green Mountain Coffee Roasters, Inc.			(562,143)
(2,767)	Group 1 Automotive, Inc.			(78,444)
(15,500)	Hanesbrands, Inc.			(373,705)
(18,300)	Hansen Natural Corp.			(702,720)
(29,200)	Harley-Davidson, Inc.			(735,840)
(25,500)	Hasbro, Inc.			(817,530)
(29,010)	Iconix Brand Group, Inc.			(366,977)
(11,800)	Illumina, Inc.			(361,670)
(121,634)	Insulet Corp.			(1,736,934)
(89,277)	Jakks Pacific, Inc.			(1,082,037)
(19,100)	JC Penney Co, Inc.			(508,251)
(9,800)	Kohl's Corp.			(528,514)
(19,100)	Las Vegas Sands Corp.			(285,354)
(12,600)	LKQ Corp.			(246,834)
(15,200)	Lowe's Cos., Inc.			(355,528)
(39,998)	Marriott International, Inc., Class A			(1,089,945)
(23,300)	MDC Holdings, Inc.			(723,232)
(72,000)	MGM Mirage			(656,640)
(26,400)	Myriad Genetics, Inc.			(689,040)
(33,572)	Navistar International Corp.			(1,297,726)
(5,800)	Nike, Inc., Class B			(383,206)
(24,600)	O'Reilly Automotive, Inc.			(937,752)
(121,600)	Orient-Express Hotels Ltd, Class A			(1,233,024)
(13,100)	Owens & Minor, Inc.			(562,383)
(52,500)	PACCAR, Inc.			(1,904,175)
(18,500)	Pool Corp.			(352,980)
(163,671)	Regis Corp.			(2,548,357)
(21,500)	Resources Connection, Inc.			(456,230)
(31,900)	Ritchie Bros Auctioneers, Inc.			(715,517)
(12,700)	Royal Caribbean Cruises, Ltd.			(321,056)
(101,635)	Saks, Inc.			(666,726)
(3,135)	School Specialty, Inc.			(73,328)
(99,214)	Sonic Automotive, Inc., Class A			(1,030,833)
(36,400)	Starbucks Corp.			(839,384)
(17,100)	Starwood Hotels & Resorts Worldwide, Inc.			(625,347)
(391,145)	Titan International, Inc.			(3,172,186)
(21,800)	TiVo, Inc.			(221,924)
(75,204)	TRW Automotive Holdings Corp.			(1,795,872)
(6,300)	VF Corp.			(461,412)
(21,500)	Viad Corp.			(443,545)
(36,600)	Vivus, Inc.			(336,354)
(12,500)	Walgreen Co.			(459,000)
(17,291)	Wyndham Worldwide Corp.			(348,759)
(3,500)	Wynn Resorts, Ltd.			(203,805)
(19,000)	Yum! Brands, Inc.			(664,430)
				(64,588,910)

Consumer Staples - (2.1) %

(15,800)	Alberto-Culver Co.			(462,782)
(25,100)	athenahealth, Inc.			(1,135,524)
(24,700)	Avery Dennison Corp.			(901,303)
(10,400)	Avon Products, Inc.			(327,600)
(206,987)	CBIZ, Inc.			(1,593,800)
(20,547)	Central European Distribution Corp.			(583,740)
(27,267)	Chemed Corp.			(1,307,998)
(8,283)	Chiquita Brands International, Inc.			(149,425)
(6,600)	Church & Dwight Co., Inc.			(398,970)
(52,473)	Coinstar, Inc.			(1,457,700)
(28,000)	Corporate Executive Board Co.			(638,960)
(44,900)	Estee Lauder Cos., Inc.			(2,171,364)
(12,790)	Euronet Worldwide, Inc.			(280,741)
(28,100)	Flowers Foods, Inc.			(667,656)
(4,100)	FTI Consulting, Inc.			(193,356)
(38,500)	Gartner, Inc.			(694,540)
(37,800)	H&R Block, Inc.			(855,036)
(31,534)	Hertz Global Holdings, Inc.			(375,885)
(20,100)	Hewitt Associates, Inc., Class A			(849,426)
(18,300)	Huron Consulting Group, Inc.			(421,632)
(12,500)	ICF International, Inc.			(335,000)
(36,500)	Interactive Data Corp.			(923,450)
(34,324)	Invacare Corp.			(856,041)
(8,600)	Iron Mountain, Inc.			(195,736)
(20,400)	K12, Inc.			(413,508)
(34,500)	Kelly Services, Inc., Class A			(411,585)
(8,000)	Landauer, Inc.			(491,200)
(50,146)	Live Nation, Inc.			(426,743)
(21,600)	Manpower, Inc.			(1,178,928)
(7,300)	McCormick & Co, Inc.			(263,749)
(14,300)	McKesson Corp.			(893,750)
(15,700)	Monro Muffler Brake, Inc.			(525,008)
(29,731)	Omnicare, Inc.			(719,193)
(1,730)	Onyx Pharmaceuticals, Inc.			(50,758)
(10,238)	OSI Pharmaceuticals, Inc.			(317,685)
(27,900)	Paychex, Inc.			(854,856)
(4,300)	PepsiCo, Inc.			(261,440)
(16,113)	PHH Corp.			(259,580)
(10,000)	Quanta Services, Inc.			(208,400)
(90,736)	Smithfield Foods, Inc.			(1,378,280)
(17,000)	Sotheby's			(382,160)
(36,272)	Spartan Stores, Inc.			(518,327)
(11,200)	St Jude Medical, Inc.			(411,936)
(17,200)	SuccessFactors, Inc.			(285,176)
(11,900)	Team, Inc.			(223,839)
(53,486)	Theravance, Inc.			(699,062)
(5,500)	The Scotts Miracle-Gro Co., Class A			(216,205)
(51,400)	Total System Services, Inc.			(887,678)
(37,800)	Tyson Foods, Inc., Class A			(463,806)
(48,200)	VCA Antech, Inc.			(1,201,144)
(17,535)	Vector Group, Ltd.			(245,490)
(16,300)	Volcano Corp.			(283,294)
(16,600)	Watson Wyatt Worldwide, Inc., Class A			(788,832)
(30,400)	Weight Watchers International, Inc.			(886,464)
(38,800)	Whole Foods Market, Inc.			(1,065,060)
				(34,990,801)

Energy - (1.5) %

(19,000)	Alpha Natural Resources, Inc.			(824,220)
(23,200)	Anadarko Petroleum Corp.			(1,448,144)
(38,886)	ATP Oil & Gas Corp.			(710,836)
(8,500)	Atwood Oceanics, Inc.			(304,725)
(112,400)	BPZ Resources, Inc.			(1,067,800)
(45,800)	Brigham Exploration Co.			(620,590)
(12,200)	Cameron International Corp.			(509,960)
(18,100)	Clean Energy Fuels Corp.			(278,921)
(25,000)	CNX Gas Corp.			(738,000)
(6,000)	Contango Oil & Gas Co.			(282,060)
(88,000)	Covanta Holding Corp.			(1,591,920)
(26,700)	Dresser-Rand Group, Inc.			(843,987)
(7,900)	EOG Resources, Inc.			(768,670)
(6,400)	EQT Corp.			(281,088)
(21,515)	Exterran Holdings, Inc.			(461,497)
(3,000)	First Solar, Inc.			(406,200)
(52,400)	Forest Oil Corp.			(1,165,900)
(25,248)	Global Industries, Ltd.			(180,018)
(11,981)	GMX Resources, Inc.			(164,619)
(61,040)	Goodrich Petroleum Corp.			(1,486,324)
(30,200)	Halliburton Co.			(908,718)
(159,830)	International Coal Group, Inc.			(616,944)
(6,200)	Noble Energy, Inc.			(441,564)
(14,451)	Peabody Energy Corp.			(653,330)
(22,996)	Penn Virginia Corp.			(489,585)
(19,300)	Pride International, Inc.			(615,863)
(24,200)	Range Resources Corp.			(1,206,370)
(5,400)	Rowan Cos., Inc.			(122,256)
(64,944)	SandRidge Energy, Inc.			(612,422)
(3,900)	Schlumberger, Ltd.			(253,851)
(22,300)	TransCanada Corp.			(766,451)
(5,800)	Transocean, Ltd.			(480,240)
(99,600)	Weatherford International, Ltd.			(1,783,836)
(90,744)	Western Refining, Inc.			(427,404)
(20,927)	Whiting Petroleum Corp.			(1,495,652)
				(25,009,965)

Financial - (3.2) %

(12,262)	Affiliated Managers Group, Inc.			(825,846)
(33,382)	Alexandria Real Estate Equities, Inc., REIT			(2,146,129)
(2,000)	Alleghany Corp.			(552,000)
(16,300)	AMB Property Corp., REIT			(416,465)
(38,200)	AON Corp.			(1,464,588)
(31,500)	Arthur J Gallagher & Co.			(709,065)
(112,300)	Bank of America Corp.			(1,691,238)
(9,000)	Capital One Financial Corp.			(345,060)
(18,300)	Capitol Federal Financial			(575,718)
(38,600)	Cathay General Bancorp, Class B			(291,430)
(11,700)	City National Corp.			(533,520)
(139,500)	Cousins Properties, Inc., REIT			(1,064,385)
(43,400)	Developers Diversified Realty Corp., REIT			(401,884)
(76,000)	E*Trade Financial Corp.			(133,000)
(15,500)	Entertainment Properties Trust, REIT			(546,685)
(27,500)	Federated Investors, Inc., Class B			(756,250)
(87,700)	Fifth Third Bancorp			(855,075)
(63,100)	First Commonwealth Financial Corp.			(293,415)
(32,155)	First Horizon National Corp.			(430,880)
(48,600)	First Niagara Financial Group, Inc.			(676,026)
(69,636)	Forest City Enterprises, Inc., Class A			(820,312)
(34,000)	Glacier Bancorp, Inc.			(466,480)
(27,000)	Hartford Financial Services Group, Inc.			(628,020)
(97,500)	Hilltop Holdings, Inc.			(1,134,900)
(26,600)	Hospitality Properties Trust, REIT			(630,686)
(51,000)	Huntington Bancshares, Inc.			(186,150)
(21,000)	Iberiabank Corp.			(1,130,010)
(43,100)	Interactive Brokers Group, Inc.			(763,732)
(55,100)	Investors Bancorp, Inc.			(602,794)
(127,900)	Investors Real Estate Trust, REIT			(1,151,100)
(20,009)	Janus Capital Group, Inc.			(269,121)
(4,150)	Jefferies Group, Inc.			(98,479)
(66,800)	KeyCorp			(370,740)
(46,100)	Kimco Realty Corp., REIT			(623,733)
(29,200)	Leucadia National Corp.			(694,668)
(104,085)	Lexington Realty Trust, REIT			(632,837)
(15,500)	Lincoln National Corp.			(385,640)
(32,900)	Marsh & McLennan Cos., Inc.			(726,432)
(46,700)	Marshall & Ilsley Corp.			(254,515)
(65,700)	MB Financial, Inc.			(1,295,604)
(10,900)	MetLife, Inc.			(385,315)
(189,395)	MF Global, Ltd.			(1,316,295)
(29,900)	Morgan Stanley			(885,040)
(214,500)	National Penn Bancshares, Inc.			(1,241,955)
(18,900)	Northern Trust Corp.			(990,360)
(93,300)	Old National Bancorp			(1,159,719)
(112,100)	Old Republic International Corp.			(1,125,484)
(11,400)	PacWest Bancorp			(229,710)
(171,341)	Penson Worldwide, Inc.			(1,552,349)
(100,300)	Pinnacle Financial Partners, Inc.			(1,426,266)
(141,000)	PrivateBancorp, Inc.			(1,264,770)
(25,900)	Protective Life Corp.			(428,645)
(31,700)	Regency Centers Corp., REIT			(1,111,402)
(165,700)	Regions Financial Corp.			(876,553)
(13,700)	SL Green Realty Corp., REIT			(688,288)
(283,255)	SLM Corp.			(3,192,284)
(6,000)	State Street Corp.			(261,240)
(70,100)	SunTrust Banks, Inc.			(1,422,329)
(20,300)	Taubman Centers, Inc., REIT			(728,973)
(1,800)	The Goldman Sachs Group, Inc.			(303,912)
(98,100)	Umpqua Holdings Corp.			(1,315,521)
(31,815)	Valley National Bancorp			(449,546)
(40,200)	Webster Financial Corp.			(477,174)
(1,486)	Wells Fargo & Co.			(40,107)
(49,600)	Western Alliance Bancorp			(187,488)
(96,900)	Whitney Holding Corp.			(882,759)
(67,600)	Wilmington Trust Corp.			(834,184)
(13,000)	XL Capital Ltd., Class A			(238,290)
(23,400)	Zions Bancorporation			(300,222)
				(52,890,792)

Healthcare - (3.3) %

(3,500)	Abbott Laboratories			(188,965)
(21,000)	Allscripts-Misys Healthcare Solutions, Inc.			(424,830)
(201,050)	American Medical Systems Holdings, Inc.			(3,878,255)
(79,635)	ATS Medical, Inc.			(257,221)
(18,500)	Becton Dickinson and Co.			(1,458,910)
(135,780)	BioMarin Pharmaceutical, Inc.			(2,554,022)
(95,600)	CardioNet, Inc.			(567,864)
(14,300)	Cerner Corp.			(1,178,892)
(10,400)	Cooper Cos., Inc.			(396,448)
(18,800)	Covance, Inc.			(1,025,916)
(93,595)	Cubist Pharmaceuticals, Inc.			(1,775,497)
(9,400)	Dendreon Corp.			(247,032)
(122,400)	Endo Pharmaceuticals Holdings, Inc.			(2,510,424)
(19,200)	Gen-Probe, Inc.,			(823,680)
(3,200)	Gilead Sciences, Inc.			(138,496)
(46,159)	Greatbatch, Inc.			(887,638)
(75,296)	Healthsouth Corp.			(1,413,306)
(30,161)	Hologic, Inc.			(437,334)
(188,900)	Incyte Corp., Ltd.			(1,720,879)
(30,267)	Inverness Medical Innovations, Inc.			(1,256,383)
(206,495)	Isis Pharmaceuticals, Inc.			(2,292,094)
(68,591)	Kinetic Concepts, Inc.			(2,582,451)
(30,031)	King Pharmaceuticals, Inc.			(368,480)
(25,788)	LifePoint Hospitals, Inc.			(838,368)
(19,200)	Luminex Corp.			(286,656)
(30,450)	Molina Healthcare, Inc.			(696,392)
(446,159)	Mylan, Inc.			(8,222,710)
(183,266)	NovaMed, Inc.			(711,072)
(49,400)	NuVasive, Inc.			(1,579,812)
(20,500)	Optimer Pharmaceuticals, Inc.			(231,240)
(30,800)	Patterson Cos., Inc.			(861,784)
(175,689)	PDL BioPharma, Inc.			(1,205,227)
(24,000)	Pharmaceutical Product Development, Inc.			(562,560)
(147,800)	PSS World Medical, Inc.			(3,335,846)
(34,500)	QIAGEN NV			(770,040)
(34,000)	Sequenom, Inc.			(140,760)
(19,095)	SonoSite, Inc.			(451,215)
(15,700)	Stryker Corp.			(790,809)
(5,900)	Vertex Pharmaceuticals, Inc.			(252,815)
(176,663)	Viropharma, Inc.			(1,482,203)
(32,052)	West Pharmaceutical Services, Inc.			(1,256,438)
(146,728)	Wright Medical Group, Inc.			(2,780,496)
				(54,841,460)

Industrial - (3.1) %

(43,312)	AAR Corp.			(995,310)
(5,410)	Advanced Micro Devices, Inc.			(52,369)
(18,900)	Aerovironment, Inc.			(549,612)
(9,800)	Alexander & Baldwin, Inc.			(335,454)
(6,400)	AMETEK, Inc.			(244,736)
(8,400)	Arkansas Best Corp.			(247,212)
(8,500)	BorgWarner, Inc.			(282,370)
(7,700)	Bristow Group, Inc.			(296,065)
(97,365)	C&D Technologies, Inc.			(150,916)
(17,100)	Calgon Carbon Corp.			(237,690)
(6,600)	Canadian Pacific Railway, Ltd.			(356,400)
(22,500)	Caterpillar, Inc.			(1,282,275)
(12,000)	CH Robinson Worldwide, Inc.			(704,760)
(11,300)	CLARCOR, Inc.			(366,572)
(20,500)	Clean Harbors, Inc.			(1,222,005)
(11,300)	Con-way, Inc.			(394,483)
(7,200)	Curtiss-Wright Corp.			(225,504)
(12,300)	Danaher Corp.			(924,960)
(12,600)	Deere & Co.			(681,534)
(25,200)	Eagle Materials, Inc.			(656,460)
(102,025)	Eastman Kodak Co.			(430,546)
(4,700)	Edwards Lifesciences Corp.			(408,195)
(7,900)	Energizer Holdings, Inc.			(484,112)
(11,400)	FEI Co.			(266,304)
(28,100)	FLIR Systems, Inc.			(919,432)
(15,500)	Fluor Corp.			(698,120)
(13,000)	GATX Corp.			(373,750)
(7,590)	GenCorp, Inc.			(53,130)
(83,700)	General Electric Co.			(1,266,381)
(11,800)	Genesee & Wyoming, Inc.			(385,152)
(27,300)	Gulfmark Offshore, Inc.			(772,863)
(322,741)	Ingersoll-Rand PLC			(11,534,763)
(10,500)	Insituform Technologies, Inc.			(238,560)
(20,800)	Jacobs Engineering Group, Inc.			(782,288)
(61,360)	Kansas City Southern			(2,042,674)
(22,300)	Kennametal, Inc.			(578,016)
(43,571)	LeCroy Corp.			(159,034)
(22,100)	Lennox International, Inc.			(862,784)
(8,600)	Martin Marietta Materials, Inc.			(768,926)
(19,900)	Matthews International Corp, Class A			(705,057)
(8,200)	Mettler-Toledo International, Inc.			(860,918)
(20,000)	Moog, Inc., Class A			(584,600)
(29,500)	National Instruments Corp.			(868,775)
(36,700)	Packaging Corp. of America			(844,467)
(25,800)	Pall Corp.			(933,960)
(7,400)	Regal-Beloit Corp.			(384,356)
(20,200)	Roper Industries, Inc.			(1,057,874)
(100,300)	Terex Corp.			(1,986,943)
(9,400)	Tetra Tech, Inc.			(255,398)
(132,184)	Textron, Inc.			(2,486,381)
(34,800)	The Brink's Co.			(847,032)
(5,900)	Tidewater, Inc.			(282,905)
(11,000)	TransDigm Group, Inc.			(522,390)
(30,100)	Trimble Navigation, Ltd.			(758,520)
(32,556)	Trinity Industries, Inc.			(567,777)
(17,500)	Universal Display Corp.			(216,300)
(19,300)	Wabtec Corp.			(788,212)
(5,400)	Waste Connections, Inc.			(179,928)
(40,400)	Waste Management, Inc.			(1,365,924)
(14,700)	Waters Corp.			(910,812)
(26,300)	Zebra Technologies Corp.			(745,868)
				(51,386,114)

Information Technology - (2.9) %

(36,400)	3PAR, Inc.			(431,340)
(31,000)	Akamai Technologies, Inc.			(785,230)
(19,300)	ANSYS, Inc.			(838,778)
(1,200)	Apple, Inc.			(253,032)
(20,000)	ArcSight, Inc.			(511,600)
(36,600)	Autodesk, Inc.			(930,006)
(31,000)	Automatic Data Processing, Inc.			(1,327,420)
(38,700)	CA, Inc.			(869,202)
(41,578)	CACI International, Inc., Class A			(2,031,085)
(26,000)	Compellent Technologies, Inc.			(589,680)
(21,200)	Computer Programs & Systems, Inc.			(976,260)
(5,700)	Concur Technologies, Inc.			(243,675)
(11,400)	Constant Contact, Inc.			(182,400)
(28,200)	Digital River, Inc.			(761,118)
(10,700)	Eclipsys Corp.			(198,164)
(34,500)	Electronic Arts, Inc.			(612,375)
(70,754)	Epicor Software Corp.			(539,146)
(29,200)	EPIQ Systems, Inc.			(408,508)
(8,200)	HMS Holdings Corp.			(399,258)
(16,000)	IHS, Inc., Class A			(876,960)
(38,100)	IMS Health, Inc.			(802,386)
(24,000)	Informatica Corp.			(620,640)
(34,200)	Integral Systems, Inc.			(296,172)
(28,100)	Linear Technology Corp.			(858,174)
(5,100)	Mantech International Corp, Class A			(246,228)
(16,900)	Marvell Technology Group, Ltd.			(350,675)
(32,500)	Maxwell Technologies, Inc.			(579,800)
(26,200)	MedAssets, Inc.			(555,702)
(34,600)	MEMC Electronic Materials, Inc.			(471,252)
(61,609)	Mentor Graphics Corp.			(544,007)
(14,400)	Microchip Technology, Inc.			(418,464)
(190,730)	Micron Technology, Inc.			(2,014,109)
(6,800)	Microsemi Corp.			(120,700)
(32,300)	National Semiconductor Corp.			(496,128)
(22,900)	NetApp, Inc.			(787,531)
(34,300)	Netezza Corp.			(332,710)
(15,500)	NetSuite, Inc.			(247,690)
(690,962)	ON Semiconductor Corp.			(6,087,375)
(61,700)	Palm, Inc.			(619,468)
(21,600)	Pegasystems, Inc.			(734,400)
(5,800)	Quality Systems, Inc.			(364,182)
(16,012)	Rambus, Inc.			(390,693)
(5,400)	Salesforce.com, Inc.			(398,358)
(3,314)	SanDisk Corp.			(96,073)
(98,786)	Seagate Technology			(1,796,917)
(32,300)	SEI Investments Co.			(565,896)
(41,600)	Sybase, Inc.			(1,805,440)
(77,443)	SYNNEX Corp.			(2,374,402)
(266,174)	Take-Two Interactive Software, Inc.			(2,675,049)
(157,557)	Teradyne, Inc.			(1,690,587)
(96,358)	THQ, Inc.			(485,644)
(11,900)	Ultimate Software Group, Inc.			(349,503)
(57,201)	Veeco Instruments, Inc.			(1,889,921)
(14,489)	Verigy, Ltd.			(186,473)
(11,200)	VMware, Inc., Class A			(474,656)
(64,642)	WebMD Health Corp.			(2,488,071)
				(48,980,713)

Materials - (1.2) %

(11,500)	Air Products & Chemicals, Inc.			(932,190)
(38,600)	Albemarle Corp.			(1,403,882)
(38,100)	Alcoa, Inc.			(614,172)
(25,000)	American Vanguard Corp.			(207,500)
(12,300)	Cameco Corp.			(395,691)
(11,300)	Compass Minerals International, Inc.			(759,247)
(13,600)	Deltic Timber Corp.			(628,048)
(14,600)	Ecolab, Inc.			(651,014)
(3,500)	Freeport-McMoRan Copper & Gold, Inc.			(281,015)
(65,910)	Goldcorp, Inc.			(2,592,899)
(18,400)	Intrepid Potash, Inc.			(536,728)
(3,900)	Itron, Inc.			(263,523)
(23,200)	Ivanhoe Mines, Ltd.			(338,952)
(192,636)	Jaguar Mining, Inc.			(2,155,597)
(3,500)	Potash Corp. of Saskatchewan, Inc.			(379,750)
(10,500)	PPG Industries, Inc.			(614,670)
(16,600)	Rayonier, Inc.			(699,856)
(7,000)	Schnitzer Steel Industries, Inc.			(333,900)
(32,300)	Sensient Technologies Corp.			(849,490)
(18,142)	Steel Dynamics, Inc.			(321,476)
(7,675)	Sterlite Industries India, Ltd., ADR			(139,839)
(14,700)	The Sherwin-Williams Co.			(906,255)
(50,500)	Thompson Creek Metals Co, Inc.			(591,860)
(29,752)	United States Steel Corp.			(1,639,930)
(23,300)	Vulcan Materials Co.			(1,227,211)
(12,300)	Weyerhaeuser Co.			(530,622)
				(19,995,317)

Telecommunication Services - (2.2) %

(73,331)	ADC Telecommunications, Inc.			(455,386)
(41,300)	Aecom Technology Corp.			(1,135,750)
(165,254)	Alaska Communications Systems Group, Inc.			(1,318,727)
(57,881)	Ciena Corp.			(627,430)
(55,399)	CommScope, Inc.			(1,469,735)
(80,060)	Comtech Telecommunications Corp.			(2,806,103)
(5,620)	Crown Castle International Corp.			(219,405)
(9,800)	CVS Caremark Corp.			(315,658)
(340,691)	Earthlink, Inc.			(2,831,142)
(44,260)	Equinix, Inc.			(4,698,199)
(329,235)	Finisar Corp.			(2,936,776)
(4,600)	GeoEye, Inc.			(128,248)
(339,811)	Interpublic Group of Cos,. Inc.			(2,507,805)
(20,500)	Lamar Advertising Co., Class A			(637,345)
(4,601)	Leap Wireless International, Inc.			(80,748)
(5,400)	McAfee, Inc.			(219,078)
(20,600)	Rackspace Hosting, Inc.			(429,510)
(13,000)	SAVVIS, Inc.			(182,650)
(33,534)	SBA Communications Corp, Class A			(1,145,521)
(20,300)	Scripps Networks Interactive, Inc., Class A			(842,450)
(572,517)	Sirius XM Radio, Inc.			(343,510)
(47,800)	Symantec Corp.			(855,142)
(234,788)	TeleCommunication Systems, Inc., Class A			(2,272,748)
(12,000)	Telefonos de Mexico SAB de CV, ADR			(198,960)
(19,800)	The McGraw-Hill Cos, Inc.			(663,498)
(40,400)	The New York Times Co., Class A			(499,344)
(51,300)	Thomson Reuters Corp.			(1,654,425)
(51,082)	tw telecom, inc.			(875,546)
(303,299)	Virgin Media, Inc.			(5,104,522)
				(37,455,361)

Utilities - (0.6) %

(8,000)	Allegheny Energy, Inc.			(187,840)
(19,600)	American Electric Power Co, Inc.			(681,884)
(63,900)	American Water Works Co, Inc.			(1,431,999)
(19,300)	Atmos Energy Corp.			(567,420)
(40,900)	Calpine Corp.			(449,900)
(28,800)	CenterPoint Energy, Inc.			(417,888)
(7,400)	Dominion Resources, Inc.			(288,008)
(22,900)	Enterprise Group, Inc.			(761,425)
(40,000)	Hawaiian Electric Industries, Inc.			(836,000)
(17,800)	Otter Tail Corp.			(441,440)
(42,500)	Pepco Holdings, Inc.			(716,125)
(36,000)	Pico Holdings, Inc.			(1,178,280)
(28,100)	PPL Corp.			(907,911)
(15,000)	Southern Co.			(499,800)
(22,700)	Vectren Corp.			(560,236)
(23,700)	Xcel Energy, Inc.			(503,151)
				(10,429,307)

Total Common Stock ( Cost $(374,531,323))				(400,568,740)

Investment Companies - (5.4) %

(202,850)	iShares Russell 2000 Index Fund			(12,629,441)
(94,550)	Midcap SPDR Trust Series 1			(12,457,908)
(214,025)	Powershares QQQ			(9,828,028)
(503,900)	SPDR Trust Series 1			(56,154,616)
Total Investment Companies ( Cost $90,897,640)				(91,069,993)

Principal	Security Description	Rate	Maturity	Value

U.S. Treasury Securities - 0.0%
(300,000)	U.S. Treasury Note (Cost $307,130)	3.63%	08/15/19	(295,031)

Total Short Positions (Cost $(465,736,093))				$ (491,933,764)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2009 (unaudited)

Contracts	Security Description	Strike Price	Expiration Date	Value

Written Options - (0.2) %

Call Options Written - (0.1) %

(95)	3M Co.	70.00	01/10	$ (126,255)
(65)	Accenture PLC, Class A	35.00	01/10	(42,250)
(40)	Bed Bath & Beyond, Inc.	30.00	01/10	(34,600)
(115)	Bed Bath & Beyond, Inc.	35.00	01/10	(44,275)
(300)	Carmax, Inc.	25.00	04/10	(55,500)
(82)	Emerson Electric Co.	38.00	01/10	(37,720)
(900)	iShares MSCI Emerging Markets Index Fund	50.00	01/11	(187,200)
(73)	Joy Global	38.00	01/10	(99,645)
(71)	Mohawk Industries, Inc.	50.00	02/10	(12,070)
(71)	Mohawk Industries, Inc.	55.00	05/10	(14,910)
(250)	Royal Caribbean Cruises, Ltd.	25.00	01/10	(26,250)
(250)	Royal Caribbean Cruises, Ltd.	30.00	06/10	(40,000)
(1,900)	SPDR Trust Series 1	130.00	12/10	(459,800)
(220)	Target Corp.	50.00	01/10	(9,680)
(40)	United Parcel Service, Inc., Class B	60.00	01/10	(560)
(70)	UnitedHealth Group, Inc.	30.00	01/10	(8,610)
(5)	Walgreen Co.	30.00	01/10	(3,350)
(4,800)	Wells Fargo & Co.	35.00	07/10	(326,400)
(446)	Whole Foods Market, Inc.	40.00	05/10	(7,359)
Total Call Options Written (Premiums received $(1,445,769))				(1,536,434)

Put Options Written - (0.1) %

(200)	Bank of New York Mellon Corp.	25.00	03/10	(11,000)
(80)	Burlington Northern Santa Fe Corp.	75.00	04/10	(3,200)
(1,150)	Citigroup, Inc.	2.50	01/11	(34,500)
(190)	Comcast Corp., Special Class A	14.00	07/10	(16,150)
(75)	Costco Wholesale Corp.	55.00	07/10	(19,500)
(300)	CVS Caremark Corp.	30.00	01/11	(85,500)
(245)	CVS Caremark Corp.	35.00	01/11	(135,975)
(100)	Exxon Mobil Corp.	70.00	07/10	(57,000)
(160)	Fluor Corp.	40.00	07/10	(44,000)
(75)	International Business Machines Corp.	115.00	04/10	(10,650)
(150)	Johnson & Johnson	60.00	01/11	(54,000)
(100)	JP Morgan Chase & Co.	40.00	06/10	(31,000)
(155)	McDonald's Corp.	60.00	06/10	(39,525)
(250)	Medtronic, Inc.	35.00	01/11	(55,000)
(71)	Mohawk Industries, Inc.	40.00	01/11	(31,950)
(160)	Mohawk Industries, Inc.	40.00	05/10	(32,000)
(80)	PepsiCo, Inc.	57.50	04/10	(10,080)
(175)	PepsiCo, Inc.	60.00	07/10	(61,600)
(500)	Pfizer, Inc.	17.50	01/11	(104,500)
(730)	S&P 500 Index	1025.00	01/10	(3,650)
(360)	S&P 500 Index	975.00	01/10	(1,800)
(600)	SPDR Trust Series 1	82.00	03/10	(13,200)
(2,475)	SPDR Trust Series 1	75.00	12/10	(388,575)
(364)	Starbucks Corp.	16.00	01/10	(1,092)
(110)	The Boeing Co.	45.00	05/10	(13,970)
(40)	The Goldman Sachs Group, Inc.	160.00	07/10	(46,880)
(140)	The Target Corp.	43.00	07/10	(29,680)
(430)	The Walt Disney Co.	30.00	07/10	(70,950)
(965)	Wal-Mart Stores, Inc.	50.00	01/11	(299,150)
(800)	Wells Fargo & Co.	25.00	01/12	(392,000)
Total Put Options Written (Premiums received $(4,379,891))				(2,098,077)

Total Written Options (Premiums received $(5,825,660))				$ (3,634,511)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

ADR		American Depositary Receipt
ETF		Exchange Traded Fund
ETN		Exchange Traded Note
FHLB		Federal Home Loan Bank
FHLMC		Federal Home Loan Mortgage Corporation
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
PLC		Public Limited Company
REIT		Real Estate Investment Trust
REMIC		Real Estate Mortgage Investment Conduit

(a)		Non-income producing security.
(b)		Security exempt from registration under Rule 144A under the Securities Act of 1933.
		At the period end, the value of these securities amounted to $112,999,243 or 6.7% of net assets.
(c)		Variable rate security.
(d)		Security is currently in default and is on scheduled interest or principal payment.
(e)		Zero coupon bond. Interest rate presented is yield to maturity.
(f)		All or a portion of this security is held as collateral for securities sold short.
(g)		Security fair valued in accordance with procedures adopted by the Board of Trustees.
(h)		Debt obligation initially issued at one coupon rate which converts to a higher coupon rate
		at a specific date. The rate shown is the rate at year end.
(i)		Rate presented is yield to maturity.
(j)		Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights
		pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly,
		there is no associated strike price or expiration date.
(k)		Security subject to call option written by the Fund.
(l)		Subject to put option written by the Fund.

A summary of outstanding credit default swap agreements held by the Fund at December 31, 2009, is as follows:

				Buy/Sell	Pays (Receives)	Termination	Notional	Net Unrealized
	Counterparty	Reference Entity/Obligation		Protection	Rate	Date	Amount	Appreciation

	Barclays	Index ABS CDS		Buy	0.09%	08/25/37	2,400,000	$ 100,227
	Barclays	Index ABS CDS		Buy	0.76%	01/25/38	2,400,000	132,361
								$ 232,588

At December 31, 2009, the Fund held the following futures contracts:
			Notional
		Expiration	Contract	Net
Contract	Type	Date	Value	Appreciation/(Depreciation)
3	U.S. 5-year Note (CBT) Future	3/31/2010	$ 343,148	$ (6,356)
25	U.S. 10-year Note (CBT) Future	3/31/2010	2,886,328	(80,046)
(2)	3-Month Euro$ Future	9/13/2010	(494,500)	(3,403)
(2)	3-Month Euro$ Future	12/13/2010	(492,350)	(3,253)
(2)	3-Month Euro$ Future	3/14/2011	(490,350)	(3,103)
(2)	3-Month Euro$ Future	6/13/2011	(488,425)	(3,028)
(2)	3-Month Euro$ Future	9/19/2011	(486,700)	(2,953)
(2)	3-Month Euro$ Future	12/19/2011	(485,100)	(2,953)
(2)	3-Month Euro$ Future	3/19/2012	(483,725)	(2,728)
(2)	3-Month Euro$ Future	6/18/2012	(482,400)	(2,453)
(3,500)	S&P 500 Emini Future	3/19/2010	(194,381,250)	(2,330,250)
(35)	U.S. 5-year Note (CBT) Future	3/31/2010	(4,003,398)	69,454
(10)	U.S. 2-year Note (CBT) Future	3/31/2010	(2,162,656)	11,562
(140)	U.S. 10-year Note (CBT) Future	3/31/2010	(16,163,438)	435,910
(20)	U.S. Long Bond (CBT) Future	3/31/2010	(2,307,500)	102,812
			$ (219,692,316)	$ (1,820,788)

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

		Gross Unrealized Appreciation		$ 208,154,513
		Gross Unrealized Depreciation		(94,646,255)
		Net Unrealized Appreciation		$ 113,508,258

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

		Level 1	Level 2	Level 3	Total
	Assets
	Investments at Value:
	Common Stock
	Consumer Discretionary	$ 56,086,919	$ -	$ -	$ 56,086,919
	Consumer Staples	125,378,990	-	-	125,378,990
	Energy	39,280,302	-	-	39,280,302
	Financial	108,988,269	-	-	108,988,269
	Healthcare	41,366,854	-	-	41,366,854
	Industrial	63,520,913	-	-	63,520,913
	Information Technology	48,250,856	-	-	48,250,856
	Materials	23,616,321	-	-	23,616,321
	Telecommunication Services	70,292,475	-	-	70,292,475
	Utilities	10,119,162	-	-	10,119,162
	Preferred Stock
	Consumer Discretionary	3,202,364	-	-	3,202,364
	Consumer Staples	2,222,520	-	-	2,222,520
	Energy	4,363,833	-	-	4,363,833
	Financial	13,276,470	-	-	13,276,470
	Healthcare	8,097,652	-	-	8,097,652
	Industrial	1,940,854	-	-	1,940,854
	Telecommunication Services	8,628,379	-	-	8,628,379
	Asset Backed Obligations		140,118,468	-	140,118,468
	Corporate Convertible Bonds	-	320,125,017	3,361,886	323,486,903
	Corporate Non-Convertible Bonds	-	73,567,523	-	73,567,523
	Foreign Bond	-	699,930	-	699,930
	Interest-Only Bond	-	526,463	-	526,463
	Municipal Bonds	-	460,743	-	460,743
	Syndicated Loans	-	2,559,456	-	2,559,456
	U.S. Government and Agency Obligations	-	118,989,593	-	118,989,593
	Rights	19,050	-	-	19,050
	Warrants	296,787			296,787
	Investment Companies	98,589,912	-	-	98,589,912
	Commercial Paper	-	7,244,098	-	7,244,098
	Options Purchased	25,258,092		-	25,258,092
	Total Investments at Value	752,796,974	664,291,291	3,361,886	1,420,450,151
	Other Financial Instruments**:
	Credit Default Swaps	-	-	-	-
	Futures	619,738	-	-	619,738
	Total Assets	$ 753,416,712	$ 664,291,291	$ 3,361,886	$ 1,421,069,889

	Liabilities
	Securities Sold Short
	Common Stock	$ (400,568,740)	$ -	$ -	$ (400,568,740)
	Investment Companies	(91,069,993)	-	-	(91,069,993)
	U.S. Treasury Securities	(295,031)	-	-	(295,031)
	Total Securities Sold Short	(491,933,764)	-	-	(491,933,764)
	Other Financial Instruments**:
	Options Written	(3,634,511)	-	-	(3,634,511)
	Futures	(2,440,526)	-	-	(2,440,526)
	Total Liabilities	$ (498,008,801)	$ -	$ -	$ (498,008,801)

	** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and
	credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are
	reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

		Asset-Backed	Corporate	Corporate
		Obligations	Convertible Bonds	Non-Convertible Bonds	Total

	Balance as of 03/31/09	$ 222,914	$ 3,679,610	$ 1,074,900	$ 4,977,424
	Accrued Accretion/(Amortization)	-	79,757	-	79,757
	Realized Gain (Loss)	-	-	-	-
	Change in Unrealized Appreciation/(Depreciation)	103,885	1,203,761	(42,400)	1,265,246
	Net Purchases/(Sales)	-	-	-	-
	Transfers In / (Out)	(326,799)	(1,601,242)	(1,032,500)	(2,960,541)
	Balance as of 12/31/09	$ -	$ 3,361,886	$ -	$ 3,361,886
	Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/09**	$ -	$ 1,074,386	$ -	$ 1,074,386

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BECK, MACK & OLIVER GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

Shares	Security Description					Value

Common Stock - 81.6%

	Belgium - 3.0%
35,300	Nationale A Portefeuille					$ 1,882,480

	Bermuda - 2.0%
17,000	Enstar Group, Ltd. (a)					1,241,340

	Brazil - 2.2%
98,645	BM&F BOVESPA SA					694,085
33,000	Cielo SA					290,764
22,000	Redecard SA					366,456
						1,351,305

	Canada - 9.0%
16,100	Brookfield Asset Management, Inc., Class A					360,070
5,600	Canadian Natural Resources, Ltd.					406,942
36,000	Cenovus Energy, Inc.					907,200
36,000	EnCana Corp.					1,166,040
1,560	Fairfax Financial Holdings, Ltd.					608,338
340,000	Petroamerica Oil Corp.(a)					195,057
8,100	Potash Corp. of Saskatchewan, Inc.					878,850
9,000	Suncor Energy, Inc.					317,790
73,700	Viterra, Inc. (a)					695,529
						5,535,816

	China - 1.0%
1,038,000	Huaneng Power International, Inc., Class H					587,719

	France - 3.6%
5,250	Eurazeo					367,539
43,000	Sanofi-Aventis SA, ADR					1,688,610
8,000	Suez Environnement Co.					184,928
						2,241,077

	Germany - 1.4%
2,600	Deutsche Boerse AG					215,881
4,365	Muenchener Rueckversicherungs AG					681,248
						897,129

	Hong Kong - 12.1%
204,300	Cheung Kong Holdings, Ltd.					2,642,878
280,000	Hang Lung Properties, Ltd.					1,105,064
178,000	Henderson Land Development Co., Ltd.					1,340,728
2,630,000	Inspur International, Ltd.					376,519
33,600	Jardine Matheson Holdings, Ltd.					1,014,048
325,000	Wheelock & Co., Ltd.					997,627
						7,476,864

	Japan - 8.4%
920	Japan Tobacco, Inc.					3,091,856
23,800	Tokio Marine Holdings, Inc.					646,524
24,000	Toyota Industries Corp.					709,937
57,100	Universal Entertainment Corp.					706,278
						5,154,595
	Jordan - 1.0%
34,320	Arab Bank PLC					589,174

	Luxembourg - 1.9%
1,800	Millicom International Cellular SA					132,786
45,600	SES SA, FDR					1,029,902
						1,162,688

	Malaysia - 1.2%
352,000	Genting Bhd					754,579

	Mexico - 2.3%
29,000	Fomento Economico Mexicano SAB de CV, ADR					1,388,520

	Netherlands - 2.7%
39,500	Heineken Holding NV					1,655,438

	South Korea - 0.3%
3,000	LG Corp.					187,037

	Sweden - 1.1%
36,600	Investor AB, Class A					674,230

	Switzerland - 11.2%
23,869	ABB, Ltd.					460,097
8,500	Compagnie Financiere Richemont SA, Class A					285,374
3,800	Kuehne + Nagel International AG					369,182
50,000	Nestle SA					2,426,410
33,000	Novartis AG					1,802,407
9,160	Pargesa Holding SA					802,258
12,800	Syngenta AG, ADR					720,256
						6,865,984

	United Kingdom - 5.7%
45,600	Anglo American PLC, ADR (a)					988,608
16,900	British American Tobacco PLC					550,442
11,570	Diageo PLC, ADR					803,074
54,700	GlaxoSmithKline PLC					1,165,798
						3,507,922
	United States - 11.5%
7,600	Burlington Northern Santa Fe Corp.					749,512
17,600	Fluor Corp.					792,704
395	JG Boswell Co.					214,287
15,000	Johnson & Johnson					966,150
29,600	Leucadia National Corp. (a)					704,184
22,000	Nasdaq OMX Group, Inc.(a)					436,040
13,000	Newmont Mining Corp.					615,030
21,600	Philip Morris International, Inc.					1,040,904
5,000	QUALCOMM, Inc.					231,300
40,000	Spectra Energy Corp.					820,400
12,200	Tejon Ranch Co. (a)					356,484
2,500	Waters Corp. (a)					154,900
						7,081,895

Total Common Stock (Cost $43,070,737)						50,235,792

Investment Companies - 1.2%
23,000	India Fund, Inc. (Cost $595,495)					706,100

Principal	Security Description	Rate		Maturity		Value
Corporate Bonds - 0.7%
	United States - 0.7%
125,000	Leucadia National Corp.	8.13%		09/15/15		128,125
300,000	Level 3 Financing, Inc.	9.25%		11/01/14		285,000
Total Corporate Bonds (Cost $289,459)						413,125

Foreign Bonds - 1.2%
	Australia - 0.5%
350,000	Australian Government	5.75%		06/15/11		320,279

	Canada - 0.1%
75,000	Huntingdon Real Estate Investment Trust, Series C (b)	7.50%		03/31/12		66,333

	Germany - 0.4%
150,000	Bundesschatzanweisungen	1.25%		03/11/11		216,030

	New Zealand - 0.2%
200,000	New Zealand Government, Series IIII	6.00%		11/15/11		149,638
Total Foreign Bonds (Cost $680,906)						752,280

U.S. Treasury Securities - 2.5%
500,000	U.S. Treasury Inflation Index	1.88%		07/15/13		$ 620,556
400,000	U.S. Treasury Note	2.00%		09/30/10		404,875
500,000	U.S. Treasury Note	1.13%		01/15/12		499,688
Total U.S. Treasury Securities (Cost $1,485,911)						1,525,119

Number of
Contracts	Security Description	Strike Price		Expiration Date		Value
Put Options Purchased - 0.0%
3,300,000	European Currency (a)	$ 1.32		1/10		12
4,875,000	European Currency (a)	1.30		1/10		3
710,000	European Currency (a)	1.42		3/10		11,657
Total Put Options Purchased (Premiums Paid $159,450)						11,672

Total Investments - 87.2% (Cost $46,281,958)*						$ 53,644,088
Other Asset and Liabilities, Net - 12.8%						7,886,549

NET ASSETS - 100.0%						$ 61,530,637

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $66,333 or 0.1% of net assets.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$ 9,197,836
Gross Unrealized Depreciation		(1,835,706)
Net Unrealized Appreciation		$ 7,362,130

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

		Level 1	Level 2	Level 3	Total

	Investments at Value:
	Common Stocks
	Belgium	$ 1,882,480	$ -	$ -	$ 1,882,480
	Bermuda	1,241,340	-	-	1,241,340
	Brazil	1,351,305	-	-	1,351,305
	Canada	5,535,816	-	-	5,535,816
	China	587,719	-	-	587,719
	France	2,241,077	-	-	2,241,077
	Germany	897,129	-	-	897,129
	Hong Kong	7,476,864	-	-	7,476,864
	Japan	5,154,595	-	-	5,154,595
	Jordan	589,174	-	-	589,174
	Luxembourg	1,162,688	-	-	1,162,688
	Malaysia	754,579	-	-	754,579
	Mexico	1,388,520	-	-	1,388,520
	Netherlands	1,655,438	-	-	1,655,438
	South Korea	187,037	-	-	187,037
	Sweden	674,230	-	-	674,230
	Switzerland	6,865,984	-	-	6,865,984
	United Kingdom	3,507,922	-	-	3,507,922
	United States	7,081,895	-	-	7,081,895
	Investment Companies	706,100	-	-	706,100
	Corporate Bonds	-	413,125	-	413,125
	Foreign Bonds	-	752,280	-	752,280
	U.S. Treasury Securities	-	1,525,119	-	1,525,119
	Put Options Purchased	11,672	-	-	11,672
	Total Investments at Value	50,953,564	2,690,524	-	53,644,088

	Other Financial Instruments**:
	Forward Currency Contracts	-	23,862	-	23,862

	Total	$ 50,953,564	$ 2,714,386	$ -	$ 53,667,950

	**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments,
	such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS
DECMBER 31, 2009 (unaudited)

Shares	Security Description					Value

Common Stock - 71.1%

	Belgium - 1.1%
24,692	RHJ International (a)					$ 189,178

	Bermuda -7.3%
18,289	Axis Capital Holdings, Ltd.					519,590
7,782	Enstar Group, Ltd. (a)					568,242
3,600	RenaissanceRe Holdings, Ltd.					191,340
						1,279,172

	Canada - 6.6%
23,779	Brookfield Asset Management, Inc., Class A					527,418
7,363	Cenovus Energy, Inc.					185,548
7,363	EnCana Corp.					238,488
1,861	Potash Corp. of Saskatchewan, Inc.					201,918
						1,153,372

	Netherlands - 1.6%
4,389	Schlumberger Ltd.					285,680

	Switzerland - 3.1%
13,136	Noble Corp.					534,635

	United Kingdom - 0.4%
27,185	Ceres Power Holdings PLC (a)					70,240

	United States - 51.0%
10,627	Abbott Laboratories					573,752
9,196	Baxter International, Inc.					539,621
147	Berkshire Hathaway, Inc., Class B (a)					483,042
5,978	ConocoPhillips					305,296
10,179	Dover Corp.					423,548
3,724	Fidelity National Information Services, Inc.					87,291
5,606	Fluor Corp.					252,494
16,969	HCC Insurance Holdings, Inc.					474,623
7,547	Homefed Corp. (a)					184,902
8,886	Johnson & Johnson					572,347
6,519	Laboratory Corp. of America Holdings (a)					487,882
25,663	Leucadia National Corp.					610,523
118,349	Level 3 Communications, Inc. (a)					181,074
8,702	Merck & Co., Inc.					317,971
35,245	Metabolix, Inc. (a)					390,162
11,202	Mirant Corp. (a)					171,055
9,058	Molex, Inc., Class A (a)					173,280
24,949	Nalco Holding Co.					636,449
11,384	PICO Holdings, Inc. (a)					372,598
10,813	QUALCOMM, Inc.					500,209
10,346	Roper Industries, Inc.					541,820
14,440	The Williams Cos., Inc.					304,395
4,924	Waters Corp. (a)					305,091
						8,889,425

Total Common Stock (Cost $8,791,407)						12,401,702

Principal	Security Decription	Rate		Maturity		Value
Corporate Convertible Bond - 2.6%
	United States - 2.6%
482,000	Level 3 Communications, Inc. (Cost $435,570)	5.25%		12/15/11		459,708

Foreign Bond - 0.2%
	Canada - 0.2%
40,000	Brookfield Asset Management, Inc. (Cost $36,537)	5.80%		04/25/17		36,501

Total Investments - 73.9% (Cost $9,263,514)*						$ 12,897,911
Other Asset and Liabilities, Net - 26.1%						4,544,879

NET ASSETS - 100.0%						$ 17,442,790

PLC	Public Limited Company

(a)	Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$ 4,344,815
Gross Unrealized Depreciation		(710,418)
Net Unrealized Appreciation		$ 3,634,397

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

		Level 1	Level 2	Level 3	Total
	Investments at Value:
	Common Stock
	Belgium	$ 189,178	$ -	$ -	$ 189,178
	Bermuda	1,279,172	-	-	1,279,172
	Canada	1,153,372	-	-	1,153,372
	Netherlands	285,680	-	-	285,680
	Switzerland	534,635	-	-	534,635
	United Kingdom	70,240	-	-	70,240
	United States	8,889,425	-	-	8,889,425
	Corporate Convertible Bond	-	459,708	-	459,708
	Foreign Bond	-	36,501	-	36,501
	Total Investments at Value	$ 12,401,702	$ 496,209	$ -	$ 12,897,911

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

Principal	Security Description	Rate		Maturity	Value in USD

US Treasury Bills (a) (b) - 101.0%

$4,000,000	U.S. Treasury Bill	0.07%		03/25/10	$ 3,999,672
11,500,000	U.S. Treasury Bill	0.16		04/29/10	11,497,171
9,500,000	U.S. Treasury Bill	0.13		05/20/10	9,495,155
5,000,000	U.S. Treasury Bill	0.20		03/18/10	4,999,595

Total US Treasury Bills (Cost $29,986,694)					29,991,593

Total Investments - 101.0% Cost ($29,986,694)*					$ 29,991,593

Net Unrealized Loss on Forward Currency Contracts - (1.4)%					(418,329)

Other Assets and Liabilities, Net - 0.4%					124,629
NET ASSETS - 100.0%					$ 29,697,893

(a) Rates shown are annualized yields at time of purchase.
(b) All or a portion of these securities are being held as collateral for forward currency contracts.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$ 4,976
Gross Unrealized Depreciation		(77)
Net Unrealized Appreciation		$ 4,899

As of December 31, 2009, the Merk Absolute Return Currency Fund had the following currency contracts outstanding:

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
4,600,000 Australian Dollar	$ 4,192,583	1/15/10	$ -	$ (67,073)
1,790,000 Australian Dollar	1,627,432	1/15/10	-	(22,071)
260,000 Australian Dollar	236,386	1/15/10	-	(3,205)
200,000 Australian Dollar	181,076	1/15/10	-	(1,706)
100,000 Australian Dollar	92,018	1/15/10	-	(2,334)
100,000 Australian Dollar	91,020	1/15/10	-	(1,335)
70,000 Australian Dollar	63,624	1/15/10	-	(844)
(90,000) Australian Dollar	(79,950)	1/15/10	-	(766)
(100,000) Australian Dollar	(89,420)	1/15/10	-	(265)
(3,600,000) Australian Dollar	(3,232,159)	1/15/10	3,500	-
5,300,000 Canadian Dollars	5,019,415	1/15/10	48,307	-
1,635,000 Canadian Dollars	1,536,088	1/15/10	27,256	-
325,000 Canadian Dollars	305,799	1/15/10	4,958	-
200,000 Canadian Dollars	188,573	1/15/10	2,661	-
100,000 Canadian Dollars	94,814	1/15/10	803	-
80,000 Canadian Dollars	75,586	1/15/10	908	-
70,000 Canadian Dollars	66,812	1/15/10	120	-
(60,000) Canadian Dollars	(56,406)	1/15/10	-	(964)
(100,000) Canadian Dollars	(93,562)	1/15/10	-	(2,056)
(220,000) Canadian Dollars	(209,265)	1/15/10	-	(1,093)
6,600,000 European Union Euro	9,903,967	1/15/10	-	(442,666)
5,700,000 European Union Euro	8,148,663	1/15/10	22,460	-
405,000 European Union Euro	593,003	1/15/10	-	(12,423)
300,000 European Union Euro	450,180	1/15/10	-	(20,121)
40,000 European Union Euro	57,414	1/15/10	-	(73)
(3,300,000) European Union Euro	(4,740,539)	1/15/10	9,889	-
(6,595,000) European Union Euro	(9,655,680)	1/15/10	201,547	-
400,000,000 Japanese Yen	4,519,922	1/15/10	-	(224,736)
278,200,000 Japanese Yen	3,143,599	1/15/10	-	(156,296)
12,000,000 Japanese Yen	135,554	1/15/10	-	(6,698)
11,000,000 Japanese Yen	126,222	1/15/10	-	(8,105)
7,000,000 Japanese Yen	78,128	1/15/10	-	(2,962)
5,000,000 Japanese Yen	55,184	1/15/10	-	(1,494)
(10,000,000) Japanese Yen	(111,020)	1/15/10	3,641	-
(11,000,000) Japanese Yen	(118,411)	1/15/10	293	-
(48,700,000) Japanese Yen	(550,159)	1/15/10	27,220	-
(130,000,000) Japanese Yen	(1,444,225)	1/15/10	48,289	-
(190,000,000) Japanese Yen	(2,201,023)	1/15/10	160,809	-
5,060,000 New Zealand Dollar	3,662,924	1/15/10	6,739	-
4,400,000 New Zealand Dollar	3,162,421	1/15/10	28,590	-
600,000 New Zealand Dollar	434,292	1/15/10	846	-
120,000 New Zealand Dollar	85,085	1/15/10	1,943	-
70,000 New Zealand Dollar	50,656	1/15/10	110	-
(150,000) New Zealand Dollar	(106,443)	1/15/10	-	(2,341)
(300,000) New Zealand Dollar	(215,036)	1/15/10	-	(2,533)
(1,500,000) New Zealand Dollar	(1,070,411)	1/15/10	-	(17,434)
9,420,000 Norwegian Krone	1,623,796	1/15/10	2,113	-
6,600,000 Norwegian Krone	1,160,945	1/15/10	-	(21,774)
500,000 Norwegian Krone	86,810	1/15/10	-	(509)
300,000 Norwegian Krone	53,063	1/15/10	-	(1,283)
(200,000) Norwegian Krone	(34,512)	1/15/10	-	(9)
(400,000) Norwegian Krone	(68,943)	1/15/10	-	(97)
(600,000) Norwegian Krone	(102,504)	1/15/10	-	(1,057)
2,480,000 Pounds Sterling	4,027,763	1/15/10	-	(22,414)
1,100,000 Pounds Sterling	1,775,268	1/15/10	1,298	-
190,000 Pounds Sterling	308,638	1/15/10	-	(1,776)
40,000 Pounds Sterling	66,304	1/15/10	-	(1,702)
30,000 Pounds Sterling	48,904	1/15/10	-	(452)
(50,000) Pounds Sterling	(79,589)	1/15/10	-	(1,164)
(50,000) Pounds Sterling	(80,823)	1/15/10	70	-
(1,900,000) Pounds Sterling	(3,122,927)	1/15/10	54,313	-
18,850,000 Swedish Krona	2,651,579	1/15/10	-	(16,706)
3,350,000 Swedish Krona	471,711	1/15/10	-	(3,445)
(11,000,000) Swedish Krona	(1,514,124)	1/15/10	-	(23,467)
(22,200,000) Swedish Krona	(3,181,604)	1/15/10	78,464	-
5,400,000 Swiss Francs	5,230,597	1/15/10	-	(9,952)
1,000,000 Swiss Francs	955,107	1/15/10	11,679
120,000 Swiss Francs	117,240	1/15/10	-	(1,226)
60,000 Swiss Francs	59,505	1/15/10	-	(1,498)
50,000 Swiss Francs	48,357	1/15/10	-	(18)
(1,800,000) Swiss Francs	(1,790,861)	1/15/10	50,646	-
(8,600,000) Swiss Francs	(8,206,702)	1/15/10	-	(107,658)

Unrealized gain (loss) on forward currency contracts			$ 799,472	$ (1,217,801)

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	29,991,593	(418,329)
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 29,991,593	$ (418,329)

** Other Financial Instruments include forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the investments in securities column displayed in this table are U.S. Treasury Bills.
Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

Principal	Security Description	Rate		Maturity	Value in USD

U.S. Treasury Bills (a) (b) - 99.9%

$9,000,000	U.S. Treasury Bill	0.27%		01/14/10	$ 8,999,948
10,000,000	U.S. Treasury Bill	0.28		01/28/10	10,000,024
4,000,000	U.S. Treasury Bill	0.27		02/11/10	3,999,931
10,000,000	U.S. Treasury Bill	0.26		02/25/10	9,999,899
6,500,000	U.S. Treasury Bill	0.19		03/25/10	6,499,467
8,000,000	U.S. Treasury Bill	0.19		04/29/10	7,998,032
12,000,000	U.S. Treasury Bill	0.13-0.17		05/20/10	11,993,880
11,500,000	U.S. Treasury Bill	0.16-0.20		06/17/10	11,490,731

Total U.S. Treasury Bills (Cost $70,967,861)					70,981,912

Total Investments - 99.9% Cost ($70,967,861)*					$ 70,981,912

Net Unrealized Loss on Forward Currency Contracts - (0.7)%					$ (493,539)

Other Assets and Liabilities, Net - 0.8%					579,990
NET ASSETS - 100.0%					$ 71,068,363

(a) Rates shown are annualized yields at time of purchase.
(b) All or a portion of these securities are being held as collateral for forward currency contracts.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$14,321
Gross Unrealized Depreciation		(270)
Net Unrealized Appreciation		$14,051

As of December 31, 2009, the Merk Asian Currency Fund had the following currency contracts outstanding:

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
35,000,000 Chinese Renminbi	$ 5,149,330	1/22/10	$ -	$ (21,526)
79,000,000 Chinese Renminbi	11,620,210	1/22/10	-	(46,023)
(7,000,000) Hong Kong Dollar	(902,783)	1/22/10	-	(194)
7,000,000 Hong Kong Dollar	903,855	1/22/10	-	(879)
80,000,000 Japanese Yen	905,674	1/22/10	-	(46,605)
2,000,000 Singapore Dollar	1,440,104	1/22/10	-	(16,835)
36,000,000 New Taiwan Dollar	1,141,770	1/22/10	-	(6,054)
48,000,000 New Taiwan Dollar	1,523,326	1/22/10	-	(9,038)
23,400,000 Chinese Renminbi	3,444,469	2/12/10	-	(15,353)
127,000,000 Indian Rupee	2,761,470	2/19/10	-	(42,515)
45,000,000 Indian Rupee	966,703	2/19/10	-	(3,293)
44,000,000 Japanese Yen	491,188	2/19/10	-	(18,638)
2,200,000,000 South Korean Won	1,899,499	2/19/10	-	(13,098)
10,000,000 Malaysian Ringgit	2,972,652	2/19/10	-	(58,133)
3,100,000 Singapore Dollar	2,236,701	2/19/10	-	(31,451)
27,700,000 Chinese Renminbi	4,081,212	2/22/10	-	(21,463)
33,000,000 New Taiwan Dollar	1,039,206	2/22/10	8,699	-
23,100,000 Chinese Renminbi	3,388,140	3/19/10	-	(1,763)
47,500,000 Chinese Renminbi	6,965,831	3/19/10	-	(2,502)
10,000,000 Chinese Renminbi	1,466,706	3/19/10	-	(742)
(6,500,000) Hong Kong Dollar	(838,645)	3/19/10	-	(144)
6,500,000 Hong Kong Dollar	839,327	3/19/10	-	(538)
6,600,000 Hong Kong Dollar	852,713	3/19/10	-	(1,020)
100,000,000 Indian Rupee	2,135,383	3/19/10	642	-
103,000,000 Indian Rupee	2,204,623	3/19/10	-	(4,517)
32,500,000 Indian Rupee	694,593	3/19/10	-	(385)
6,000,000 Malaysian Ringgit	1,761,339	3/19/10	-	(14,649)
85,000,000 Japanese Yen	957,099	3/19/10	-	(44,078)
100,000,000 Japanese Yen	1,126,354	3/19/10	-	(52,212)
(550,000) Singapore Dollar	(390,945)	3/19/10	-	(227)
1,700,000 Singapore Dollar	1,219,731	3/19/10	-	(10,655)
3,900,000 Singapore Dollar	2,818,265	3/19/10	-	(44,502)
700,000 Singapore Dollar	497,177	3/19/10	678	-
1,300,000,000 South Korean Won	1,113,014	3/19/10	273	-
1,900,000,000 South Korean Won	1,626,434	3/19/10	677	-
33,600,000 New Taiwan Dollar	1,056,604	3/19/10	14,695	-
16,000,000 New Taiwan Dollar	500,313	3/19/10	9,829	-

Unrealized gain (loss) on forward currency contracts			$ 35,493	$ (529,032)

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	70,981,912	(493,539)
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 70,981,912	$ (493,539)

** Other Financial Instruments include forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the investments in securities column displayed in this table are U.S. Treasury Bills.
Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

Principal	Security Description	Currency	Rate	Maturity		Value in USD

Foreign Bonds - 43.7%

Non-U.S. Government - Australia - 9.7%
49,500,000	Australian Government Series 121	AUD	5.25%	08/15/10		$ 44,737,707

Non-U.S. Government - Finland - 4.4%
14,100,000	Finland Government Bond Series 1	EUR	2.75	09/15/10		20,495,532

Non-U.S. Government - Germany- 2.7%
8,750,000	State of North Rhine-Westphalia, Series 5	EUR	3.25	06/30/10		12,700,783

Non-U.S. Government - New Zealand - 5.4%
33,000,000	New Zealand Government Bond Series 1111	NZD	6.00	11/15/11		24,690,221

Non-U.S. Government - Switzerland - 4.6%
21,500,000	Switzerland Government	CHF	3.50	08/07/10		21,184,291

Regional Agency - Australia - 4.9%
24,800,000	Queensland Treasury Corp. Series 10	AUD	5.50	05/14/10		22,428,723

Regional Agency - Canada - 2.2%
10,000,000	Alberta Treasury Branches	CAD	4.10	06/01/11		9,954,296

Regional Authority - Canada - 9.8%
7,000,000	Alberta Capital Finance Authority (a)	CAD	0.83	07/02/14		6,744,925
15,000,000	Province of Ontario Series MTN (a)	CAD	1.04	07/15/11		14,350,719
15,000,000	Province of Manitoba Series MTN (a)	CAD	0.83	09/04/12		14,344,265
10,000,000	Province of Saskatchewan	CAD	6.15	09/01/10		9,912,511
						45,352,420

Total Foreign Bonds (Cost $189,967,495)						201,543,973

Foreign Treasury Securities - 44.9%

Non-U.S. Government - Belgium - 4.6%
15,000,000	Belgium Treasury Bill (b)	EUR	0.38	01/14/10		21,500,286

Non-U.S. Government - Canada - 5.1%
24,500,000	Canadian Treasury Bill Series 366 (b)	CAD	0.15-0.18	01/21/10		23,423,405

Non-U.S. Government - France - 4.6%
14,890,000	French Treasury Bill (b)	EUR	0.30-0.38	01/21/10		21,340,863

Non-U.S. Government - Germany - 4.7%
15,000,000	German Treasury Bill (b)	EUR	0.30	01/13/10		21,500,961

Non-U.S. Government - Japan- 4.4%
1,870,000,000	Japan Treasury Bill (b)	JPY	0.14	01/18/10		20,077,013

Non-U.S. Government - Netherlands - 3.6%
11,700,000	Dutch Treasury Certificate (b)	EUR	0.37	01/29/10		16,767,512

Non-U.S. Government - Norway - 17.9%
480,000,000	Norwegian Treasury Bill (b)	NOK	1.78	03/17/10		82,622,543

Total Foreign Treasury Securities (Cost $213,662,394)						207,232,583

Shares	Security Description					Value
Exchange Traded Fund - 8.0%
343,900	SPDR Gold Trust (Cost $32,086,864)					36,903,909

Total Investments - 96.6% (Cost $435,716,753)*						$ 445,680,465

Foreign Currencies - 1.5%:
Australian Dollar - 0.0%						20,937
British Sterling Pound - 0.0%						624
Canadian Dollar - 0.0%						4,707,894
Euro - 1.0%						72,712
Japanese Yen - 0.0%						15,775
New Zealand Dollar - 0.0%						2,177,409
Norwegian Krone - 0.5%						70,743
Swedish Krona - 0.0%						6,265
Swiss Franc - 0.0%						9,764
Total Foreign Currencies (Cost $7,048,931)						7,082,123

Other Assets and Liabilities, Net - 1.9%						8,720,673
NET ASSETS - 100.0%						$ 461,483,261

(a) Variable rate security. Rate presented is as of December 31, 2009.
(b) Rates shown are annualized yields at time of purchase.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

MTN	Medium Term Note

At December 31, 2009, the Fund held the following futures contracts:
Notional Net Unrealized
Contracts Type Expiration Date Contract Value Depreciation
44 Gold 100 Oz. Future February 28, 2010 $4,823,280 $(249,570)

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$16,544,676
	Gross Unrealized Depreciation		(6,680,964)
	Net Unrealized Appreciation		$9,863,712

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

		Level 1	Level 2	Level 3	Total
	Assets
	Investments at Value:
	Foreign Bonds	$ -	$ 201,543,973.00	$ -	$ 201,543,973.00
	Foreign Treasury Securities	82,622,543	124,610,040	-	207,232,583
	Exchange Traded Fund	36,903,909	-	-	36,903,909
	Total Investments at Value	119,526,452	326,154,013	-	445,680,465
	Total Assets	$ 119,526,452	$ 326,154,013	$ -	$ 445,680,465
	Liabilities
	Other Financial Instruments**:
	Futures	(249,570)	-	-	(249,570)
	Total Liabilities	$ (249,570)	$ -	$ -	$ (249,570)

	** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures
	which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (Unaudited)

Shares	Security Description				Value

Common Stock - 97.1%

Consumer Cyclical - 13.5%
16,300	Best Buy Co., Inc.				$ 643,198
14,900	Cummins, Inc.				683,314
31,525	Hasbro, Inc.				1,010,692
19,500	Polaris Industries, Inc.				850,785
20,089	TJX Cos, Inc.				734,253
7,700	VF Corp.				563,948
					4,486,190

Consumer Staples - 8.3%
12,500	Diageo PLC, ADR				867,625
14,850	Procter & Gamble Co.				900,355
18,800	Wal-Mart Stores, Inc.				1,004,860
					2,772,840

Energy - 10.7%
14,500	BP PLC, ADR				840,565
17,600	ConocoPhillips				898,832
23,370	Noble Corp.				951,159
20,400	Unit Corp. (a)				867,000
					3,557,556

Financial - 14.4%
21,050	Aflac, Inc.				973,562
56,500	Annaly Capital Management, Inc.				980,275
24,000	BB&T Corp.				608,880
260	Berkshire Hathaway, Inc., Class B (a)				854,360
23,148	HCC Insurance Holdings, Inc.				647,450
12,100	JPMorgan Chase & Co.				504,207
4,780	State Street Corp.				208,121
					4,776,855

Health Care - 16.9%
16,200	Amedisys, Inc. (a)				786,672
12,580	Becton Dickinson and Co.				992,059
16,855	Johnson & Johnson				1,085,631
1,400	Laboratory Corp. of America Holdings (a)				104,776
18,585	Medtronic, Inc.				817,368
53,500	Pfizer, Inc.				973,165
36,300	Pharmaceutical Product Development, Inc.				850,872
					5,610,543

Industrials - 10.1%
33,000	ABB, Ltd., ADR				630,300
29,000	FLIR Systems, Inc. (a)				948,880
13,100	General Dynamics Corp.				893,027
12,500	United Technologies Corp.				867,625
					3,339,832

Technology - 21.5%
1,650	Google, Inc., Class A (a)				1,022,967
23,930	Harris Corp.				1,137,872
17,900	Hewlett-Packard Co.				922,029
6,100	IBM				798,490
14,700	ITT Corp.				731,178
27,265	Microsoft Corp.				831,310
19,925	Oracle Corp.				488,959
59,800	Tyler Technologies, Inc. (a)				1,190,618
					7,123,423

Utilities - 1.7%
14,600	Dominion Resources, Inc. (a)				568,232

Total Common Stock (cost $25,604,662)					32,235,471

Investment Company - 2.7%
18,025	ProShares UltraShort 20+ Year Treasury Fund (cost $934,609)				901,250

Principal	Security Description		Rate	Maturity	Value
Mortgage-Backed Securities - 0.0%
$909	GNMA Pool #394795 (cost $911)		7.50%	10/15/10	931

Total Investments - 99.8% (cost $26,540,181)*					$ 33,137,652
Other Assets and Liabilities, Net - 0.2%					59,242
NET ASSETS - 100.0%					$ 33,196,894

(a)	Non-income producing security.
ADR	American Depository Receipt

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$6,689,694
Gross Unrealized Depreciation			(92,223)
Net Unrealized Appreciation			$6,597,471

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2009:

		Level 1	Level 2	Level 3	Total
	Common Stocks
	Consumer Cyclical	$ 4,486,190	$ -	$ -	$ 4,486,190
	Consumer Staples	2,772,840	-	-	2,772,840
	Energy	3,557,556	-	-	3,557,556
	Financial	4,776,855	-	-	4,776,855
	Health Care	5,610,543	-	-	5,610,543
	Industrials	3,339,832	-	-	3,339,832
	Technology	7,123,423	-	-	7,123,423
	Utilities	568,232	-	-	568,232
	Investment Companies	901,250	-	-	901,250
	Mortgage-Backed Securities	-	931	-	931
	TOTAL	$ 33,136,721	$ 931	$ -	$ 33,137,652

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 24, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 24, 2010